UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 7123

Advantage Funds, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Global Absolute Return Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Financial Futures
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
16	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Absolute
Return Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Absolute Return Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Vassilis Dagioglu, James Stavena, Torrey Zaches and Joseph Miletich, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Global Absolute Return Fund’s Class A shares produced a total return of 2.41%, Class C shares returned 2.12% and Class I shares returned 2.56%.1 In comparison, the fund’s benchmark, the Citigroup 30-Day Treasury Bill Index, produced a total return of 0.05% for the same period.2

The world’s stock markets rallied as an economic recovery gained momentum, while bonds mostly lost value amid rising interest rates. The fund’s returns were higher than its benchmark, due to positive results from two of the fund’s four alpha sources.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global stock, bond and currency markets. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets.The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Japan and the larger Western European countries.

Greater Economic Confidence Fueled Market Rallies

The reporting period began soon after an upturn in global economic sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy. A more optimistic outlook was reinforced by better-than-expected economic data in Europe and robust corporate earnings growth across a number of regions and industry groups.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

These developments drove stock prices broadly higher, while sovereign bonds moved lower.Within global equity markets, intensifying inflation worries in emerging markets prompted investors to turn more of their focus to developed equity markets in Europe and the United States. Among bonds, corporate-backed securities generally fared better than government securities in most markets.The U.S. dollar weakened against most other currencies when inflationary pressures increased and central banks in some regions, including Europe, raised short-term interest rates.

The global stock market rally was interrupted in February, when political unrest in the Middle East led to higher energy prices, and again in March when an earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. However, most stock markets had recovered from these setbacks by the reporting period’s end.

Currency and Allocation Strategies Boosted Fund Results

Our quantitative models generally performed well during the reporting period. Two of the four alpha sources we employ were the primary drivers of relative performance: active currency decisions and our assessment of relative values between stocks and bonds.

Our active currency decisions produced the strongest results of the reporting period. Overweighted allocations to currencies in commodities-oriented markets, such as the Australian and Canadian dollars, and a commensurately underweighted position in the U.S. dollar fared well as commodity prices surged higher. An underweighted position in the Norwegian krone subtracted value, the effects of which were largely offset by overweighted exposure to the Swedish krona. The fund’s emphasis on equities over bonds proved beneficial as corporate earnings grew and monetary policies in most regions remained supportive.

The remaining two alpha sources—assessments of relative values among the world’s stock markets and assessments of relative value among global bond markets—detracted mildly from relative performance.While stock markets generally rose around the world, underweighted exposure to U.S. stocks and overweighted positions in U.K. and Japanese equities caused the fund to trail broad global equity market averages. In worldwide bond markets, relatively light exposure to Japanese government bonds detracted from performance in the wake of the country’s natural and nuclear

4

disasters. In addition, a short position in U.K. bonds lost value when the nation’s economic growth proved to be weaker than expected.

The fund successfully employed derivative instruments such as futures contracts and currency forwards to help establish its positions in global stock, bond and currency markets.

Positioned for Changing Relative Values

As of the reporting period’s end, stocks continue to appear more attractive to us than bonds as corporate profits expand and interest rates remain low.The fund has maintained overweighted exposure to the U.K. stock market due to strong earnings expectations and reasonable valuations. Conversely, the fund has established an underweighted position in Hong Kong stocks, which we believe may suffer due to mainland China’s tightening of monetary policy. Among bonds, the fund has retained overweighted exposure to U.S.Treasuries and underweighted positions in U.K. gilts, European bonds and Japanese government bonds. Finally, we have continued to favor the currencies of resource-rich markets and the euro over the U.S. dollar and U.K. pound.

May 16, 2011

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March
1, 2012. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: FACTSET – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Absolute Return Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.53	$ 11.28	$ 6.28
Ending value (after expenses)	$ 1,024.10	$ 1,021.20	$ 1,025.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.50	$ 11.23	$ 6.26
Ending value (after expenses)	$ 1,017.36	$ 1,013.64	$ 1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for Class I , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

		Face Amount
		Covered by
	Options Purchased—7.9%	Contracts ($)	Value ($)
	Call Options
	U.S. Treasury 10 Year Notes,
	May 2011 @ $106
	(cost $1,445,364)	11,400,000[a]	1,727,813

		Principal
Short	-Term Investments—76.3%	Amount ($)	Value ($)
	U.S. Treasury Bills:
	0.06%, 6/16/11	930,000[b]	929,998
	0.06%, 7/14/11	3,638,000	3,637,891
	0.06%, 7/21/11	1,830,000	1,829,930
	0.07%, 6/2/11	3,300,000	3,299,970
	0.12%, 5/19/11	2,600,000	2,599,992
	0.12%, 5/26/11	660,000	659,995
	0.14%, 5/12/11	3,290,000	3,289,997
	0.15%, 5/5/11	400,000	400,000
	Total Short-Term Investments
	(cost $16,646,669)		16,647,773

	Other Investment—14.0%	Shares	Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $3,061,000)	3,061,000[c]	3,061,000

	Total Investments (cost $21,153,033)	98.2%	21,436,586
	Cash and Receivables (Net)	1.8%	397,512
	Net Assets	100.0%	21,834,098

a	Non-income producing security.
b	Held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Short-Term/		Options Purchased	7.9
Money Market Investments	90.3		98.2
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF FINANCIAL FUTURES
April 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2011($)
Financial Futures Long
CAC 40 10 Euro	6	360,869	May 2011	9,864
Euro-Bund Options	12	232,865	May 2011	(3,206)
FTSE 100	58	5,836,374	June 2011	254,501
TOPIX	23	2,419,337	June 2011	(5,033)
U.S. Treasury 10 Year Notes	2	242,281	June 2011	4,715
Financial Futures Short
DAX	5	(1,396,338)	June 2011	(63,380)
Euro-Bund	19	(3,464,898)	June 2011	(42,330)
Long Gilt	35	(6,956,333)	June 2011	(117,425)
Japanese 10 Year Bond	1	(1,726,029)	June 2011	(15,415)
Japanese 10 Year Mini Bond	26	(4,488,316)	June 2011	(38,969)
S & P 500 Emini	30	(2,039,550)	June 2011	(106,009)
Gross Unrealized Appreciation				269,080
Gross Unrealized Depreciation				(391,767)

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		18,092,033	18,375,586
Affiliated issuers		3,061,000	3,061,000
Cash			61,371
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			452,944
Receivable for investment securities sold			171,084
Receivable for shares of Common Stock subscribed			93,307
Dividends and interest receivable			447
Prepaid expenses			24,616
			22,240,355
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			19,177
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			194,163
Payable for investment securities purchased			124,709
Payable for futures variation margin—Note 4			22,486
Payable for shares of Common Stock redeemed			15,075
Accrued expenses			30,647
			406,257
Net Assets ($)			21,834,098
Composition of Net Assets ($):
Paid-in capital			21,337,684
Accumulated Investment (loss)—net			(109,826)
Accumulated net realized gain (loss) on investments			128,663
Accumulated net unrealized appreciation (depreciation) on
investments, options and foreign currency transactions [including
($122,687) net unrealized depreciation on financial futures]			477,577
Net Assets ($)			21,834,098

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	10,237,107	1,603,785	9,993,206
Shares Outstanding	832,001	133,237	806,489
Net Asset Value Per Share ($)	12.30	12.04	12.39

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	7,859
Cash dividends;
Affiliated issuers	3,071
Total Income	10,930
Expenses:
Management fee—Note 3(a)	90,541
Auditing fees	23,406
Shareholder servicing costs—Note 3(c)	21,588
Registration fees	19,943
Prospectus and shareholders’ reports	5,675
Distribution fees—Note 3(b)	5,369
Custodian fees—Note 3(c)	1,197
Directors’ fees and expenses—Note 3(d)	706
Miscellaneous	6,262
Total Expenses	174,687
Less—reduction in management fee due to undertaking—Note 3(a)	(53,919)
Less—reduction in fees due to earnings credits—Note 3(c)	(12)
Net Expenses	120,756
Investment (Loss)—Net	(109,826)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,482)
Net realized gain (loss) on options transactions	(507,383)
Net realized gain (loss) on financial futures	576,173
Net realized gain (loss) on forward foreign currency exchange contracts	215,839
Net Realized Gain (Loss)	283,147
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	61,783
Net unrealized appreciation (depreciation) on options transactions	237,912
Net unrealized appreciation (depreciation) on financial futures	(195,082)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	137,005
Net Unrealized Appreciation (Depreciation)	241,618
Net Realized and Unrealized Gain (Loss) on Investments	524,765
Net Increase in Net Assets Resulting from Operations	414,939

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment (loss)—net	(109,826)	(188,880)
Net realized gain (loss) on investments	283,147	1,081,804
Net unrealized appreciation
(depreciation) on investments	241,618	51,086
Net Increase (Decrease) in Net Assets
Resulting from Operations	414,939	944,010
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	(453,969)	—
Class C Shares	(75,262)	—
Class I Shares	(293,950)	—
Total Dividends	(823,181)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,209,443	3,509,994
Class C Shares	449,659	293,608
Class I Shares	6,179,843	3,588,104
Dividends reinvested:
Class A Shares	273,731	—
Class C Shares	43,293	—
Class I Shares	212,881	—
Cost of shares redeemed:
Class A Shares	(994,680)	(5,059,714)
Class C Shares	(85,870)	(575,688)
Class I Shares	(637,468)	(1,168,350)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	8,650,832	587,954
Total Increase (Decrease) in Net Assets	8,242,590	1,531,964
Net Assets ($):
Beginning of Period	13,591,508	12,059,544
End of Period	21,834,098	13,591,508
Undistributed investment (loss)—net	(109,826)	—

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	261,782	289,548
Shares issued for dividends reinvested	22,622	—
Shares redeemed	(80,487)	(409,873)
Net Increase (Decrease) in Shares Outstanding	203,917	(120,325)
Class C
Shares sold	37,455	24,481
Shares issued for dividends reinvested	3,647	—
Shares redeemed	(7,181)	(47,291)
Net Increase (Decrease) in Shares Outstanding	33,921	(22,810)
Class I
Shares sold	500,654	292,013
Shares issued for dividends reinvested	17,478	—
Shares redeemed	(51,807)	(94,870)
Net Increase (Decrease) in Shares Outstanding	466,325	197,143

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2011	Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.73	11.91	10.75	12.50
Investment Operations:
Investment income (loss)—net[b]	(.08)	(.17)	(.15)	.12
Net realized and unrealized
gain (loss) on investments	.37	.99	1.48	(1.87)
Total from Investment Operations	.29	.82	1.33	(1.75)
Distributions:
Dividends from investment income—net	—	—	(.17)	—
Dividends from net realized
gain on investments	(.72)	—	—	—
Total Distributions	(.72)	—	(.17)	—
Net asset value, end of period	12.30	12.73	11.91	10.75
Total Return (%)[c]	2.41[d]	6.89	12.52	(14.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.16[e]	2.15	2.65	3.04[e]
Ratio of net expenses to average net assets	1.50[e]	1.50	1.50	1.48[e]
Ratio of net investment income
(loss) to average net assets	(1.37)[e]	(1.37)	(1.29)	1.14[e]
Portfolio Turnover Rate	—	—	—	—
Net Assets, end of period ($ x 1,000)	10,237	7,995	8,911	4,630

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2011	Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.51	11.79	10.68	12.50
Investment Operations:
Investment income (loss)—net[b]	(.13)	(.26)	(.22)	.03
Net realized and unrealized
gain (loss) on investments	.38	.98	1.45	(1.85)
Total from Investment Operations	.25	.72	1.23	(1.82)
Distributions:
Dividends from investment income—net	—	—	(.12)	—
Dividends from net realized
gain on investments	(.72)	—	—	—
Total Distributions	(.72)	—	(.12)	—
Net asset value, end of period	12.04	12.51	11.79	10.68
Total Return (%)[c]	2.12[d]	6.11	11.64	(14.56)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.91[e]	2.96	3.32	4.00[e]
Ratio of net expenses to average net assets	2.25[e]	2.25	2.25	2.23[e]
Ratio of net investment income
(loss) to average net assets	(2.12)[e]	(2.13)	(2.03)	.35[e]
Portfolio Turnover Rate	—	—	—	—
Net Assets, end of period ($ x 1,000)	1,604	1,243	1,440	997

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

14

Six Months Ended
	April 30, 2011	Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.80	11.94	10.78	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.14)	(.11)	.09
Net realized and unrealized
gain (loss) on investments	.38	1.00	1.48	(1.81)
Total from Investment Operations	.31	.86	1.37	(1.72)
Distributions:
Dividends from investment income—net	—	—	(.21)	—
Dividends from net realized
gain on investments	(.72)	—	—	—
Total Distributions	(.72)	—	(.21)	—
Net asset value, end of period	12.39	12.80	11.94	10.78
Total Return (%)	2.56[c]	7.20	12.91	(13.76)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[d]	1.89	2.57	3.12[d]
Ratio of net expenses to average net assets	1.25[d]	1.25	1.25	1.23[d]
Ratio of net investment income
(loss) to average net assets	(1.11)[d]	(1.12)	(1.07)	1.03[d]
Portfolio Turnover Rate	—	—	—	—
Net Assets, end of period ($ x 1,000)	9,993	4,354	1,708	3,851

[a]	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Absolute Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund.The fund’s investment objective is to seek total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

16

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 224,025 Class A and 28,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices,

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

18

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	3,061,000	—	—	3,061,000
Options Purchased	1,727,813	—	—	1,727,813
U.S. Treasury	—	16,647,773	—	16,647,773
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	452,944	—	452,944
Futures†	269,080	—	—	269,080
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	(194,163)	—	(194,163)
Futures†	(391,767)	—	—	(391,767)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

20

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,225,000		8,670,000	8,834,000	3,061,000		14.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

22

Each of the tax years in the two-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2012, so that the expenses of none of the classes (exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest on borrowings, shareholder services plan fees, commitment fees and extraordinary expenses) exceed an annual rate of 1.25% of the value of the funds average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $53,919 during the period ended April 30, 2011.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2011, the Distributor retained $3,087 from commissions earned on sales of the fund’s Class A shares and $199 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net asset of class C shares. During the period ended April 30, 2011, Class C shares were charged $5,369 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $10,710 and $1,789, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $2,394 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

24

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $176 pursuant to the cash management agreement which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $12.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $1,197 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $19,122, Rule 12b-1 distribution plan fees $993, shareholder services plan fees $2,370, custodian fees $1,412, chief compliance officer fees $2,481 and transfer agency per account fees $522, which are offset against an expense reimbursement currently in effect in the amount of $7,723.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

During the period ended April 30, 2011, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity rate risk[1]	264,365	Equity risk[1]	(174,422)
Interest rate risk[1,2]	1,732,528	Interest rate risk[1]	(217,345)
Foreign exchange risk[3]	452,944	Foreign exchange risk[4]	(194,163)
Gross fair value of
derivatives contracts	2,449,837		(585,930)

Statement of Assets and Liabilities location:

1

Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2	Options purchased are included in investments in securities of Unaffiliated issuers at market value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

                 The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[5]	Options[6]	Contracts[7]	Total
Equity	(20,684)	—	—	(20,684)
Interest rate	596,857	(507,383)	—	89,474
Foreign exchange	—	—	215,839	215,839
Total	576,173	(507,383)	215,839	284,629

26

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

			Forward
Underlying risk	Futures[8]	Options[9]	Contracts[10]	Total
Equity	128,388	—	—	128,388
Interest rate	(323,470)	237,912	—	(85,558)
Foreign exchange	—	—	137,005	137,005
Total	(195,082)	237,912	137,005	179,835

Statement of Operations location:

5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on options transactions.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an invest-ment.The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related pre-

28

miums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/15/2011	1,233,524	1,228,321	1,343,700	115,379
Australian Dollar,
Expiring 6/15/2011	142,600	144,126	155,336	11,210
Australian Dollar,
Expiring 6/15/2011	45,738	46,870	49,823	2,953

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Australian Dollar,
Expiring 6/15/2011	46,879	50,250	51,066	816
Australian Dollar,
Expiring 6/15/2011	1,478,340	1,604,633	1,610,382	5,749
Canadian Dollar,
Expiring 6/15/2011	247,727	256,397	261,525	5,128
Canadian Dollar,
Expiring 6/15/2011	92,800	96,491	97,969	1,478
Canadian Dollar,
Expiring 6/15/2011	591,318	619,232	624,253	5,021
Euro,
Expiring 6/15/2011	136,742	190,710	202,263	11,553
Euro,
Expiring 6/15/2011	507,400	709,211	750,527	41,316
Euro,
Expiring 6/15/2011	468,000	662,154	692,247	30,093
Euro,
Expiring 6/15/2011	478,461	678,872	707,721	28,849
Euro,
Expiring 6/15/2011	140,200	198,493	207,378	8,885
Euro,
Expiring 6/15/2011	560,800	795,259	829,514	34,255
Euro,
Expiring 6/15/2011	488,305	687,598	722,282	34,684
Euro,
Expiring 6/15/2011	121,695	171,330	180,006	8,676
Euro,
Expiring 6/15/2011	152,000	217,051	224,832	7,781
Euro,
Expiring 6/15/2011	1,368,000	1,952,101	2,023,493	71,392
Euro,
Expiring 6/15/2011	224,460	332,142	332,012	(130)
Euro,
Expiring 6/15/2011	36,540	54,100	54,049	(51)
Japanese Yen,
Expiring 6/15/2011 38,431,000		470,165	473,889	3,724
Swiss Franc,
Expiring 6/15/2011	169,828	183,989	196,390	12,401
Swiss Franc,
Expiring 6/15/2011	196,747	217,389	227,519	10,130

30

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring 6/15/2011	30,647	30,661	33,384	(2,723)
Australian Dollar,
Expiring 6/15/2011	200,125	203,955	217,999	(14,044)
British Pound,
Expiring 6/15/2011	471,489	757,352	787,053	(29,701)
British Pound,
Expiring 6/15/2011	257,500	418,377	429,843	(11,466)
British Pound,
Expiring 6/15/2011	129,400	208,350	216,007	(7,657)
British Pound,
Expiring 6/15/2011	54,663	87,406	91,248	(3,842)
British Pound,
Expiring 6/15/2011	1,019,700	1,660,694	1,702,178	(41,484)
British Pound,
Expiring 6/15/2011	113,300	184,655	189,131	(4,476)
British Pound,
Expiring 6/15/2011	601,000	982,513	1,003,245	(20,732)
British Pound,
Expiring 6/15/2011	126,841	206,046	211,735	(5,689)
British Pound,
Expiring 6/15/2011	560,800	911,120	936,140	(25,020)
British Pound,
Expiring 6/15/2011	92,491	152,328	154,395	(2,067)
British Pound,
Expiring 6/15/2011	418,509	687,847	698,614	(10,767)
British Pound,
Expiring 6/15/2011	59,220	98,501	98,856	(355)
British Pound,
Expiring 6/15/2011	363,780	605,056	607,255	(2,199)
Canadian Dollar,
Expiring 6/15/2011	143,435	150,694	151,424	(730)
Japanese Yen,
Expiring 6/15/2011 37,832,282		467,977	466,506	1,471
Japanese Yen,
Expiring 6/15/2011 21,158,500		260,704	260,903	(199)
Japanese Yen,
Expiring 6/15/2011	3,641,474	44,610	44,903	(293)
Japanese Yen,
Expiring 6/15/2011	1,654,562	20,264	20,402	(138)

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Japanese Yen,
Expiring 6/15/2011	4,266,880	50,622	52,614	(1,992)
Japanese Yen,
Expiring 6/15/2011	2,242,944	26,447	27,658	(1,211)
Japanese Yen,
Expiring
6/15/2011	11,821,500	139,303	145,770	(6,467)
Japanese Yen,
Expiring 6/15/2011	1,313,500	15,467	16,197	(730)
Gross Unrealized
Appreciation				452,944
Gross Unrealized
Depreciation				(194,163)

   The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Equity futures contracts	7,308,255
Interest rate futures contracts	16,950,424
Interest rate options contracts	862,779
Forward contracts	11,946,987

At April 30, 2011, accumulated net unrealized appreciation on investments was $283,553, consisting of gross unrealized appreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below

34

the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

A representative of Dreyfus noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2012, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

36

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	37

Dreyfus
Global Dynamic
Bond Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
8	Statement of Financial Futures
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
27	Information About the Review and Approval of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Dynamic
Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Fund, covering the period from the fund’s inception of March 25, 2011, through April 30, 2011, the end of the reporting period.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan threatened the recovery, U.S. government securities generally weakened as investors looked forward to higher interest rates and sought opportunities in other areas of the financial markets, including higher-yielding fixed income securities.

We expect the global economy to continue to expand at a moderate rate. While our outlook suggests that lower-yielding sovereign bonds within many of the developed markets may remain out of favor among investors, we have continued to identify attractive opportunities among corporate-backed debt securities. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Fund from March 25, 2011 (commencement of operations) to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011††

	Class A	Class C	Class I
Expenses paid per $1,000†††	$5.51	$9.25	$4.26
Ending value (after expenses)	$1,019.34	$1,015.62	$1,020.58

†	Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and .85%
for Class I, multiplied by the average account value over the period, multiplied by 37/365 (to reflect the one-half year period).
††	Please note that while Class A, Class C and Class I shares commenced operations on March 25, 2011, the
Hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2010 to April 30, 2011.
†††	Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and .85%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund	3

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—48.1%		Rate (%)	Date	Amount ($)[a]		Value ($)
Auto Parts & Equipment—1.1%
Conti-Gummi Finance,
Gtd. Bonds	EUR	7.13	10/15/18	50,000		77,946
Banks—2.2%
BNP Paribas,
Jr. Sub. Bonds	GBP	5.95	4/29/49	50,000	[b]	78,089
US Bank,
Sub. Notes	EUR	4.38	2/28/17	50,000	[b]	73,848
						151,937
Building Materials—2.2%
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000		78,131
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	50,000		78,779
						156,910
Chemicals—1.0%
Ineos Group Holdings,
Gtd. Notes	EUR	7.88	2/15/16	50,000		74,058
Diversified Financial
Services—5.1%
Arsenal Securities,
Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	43,673		67,137
Hutchinson Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	30,000		56,610
ICAP Group Holdings,
Sr. Unscd. Notes	EUR	7.50	7/28/14	50,000		79,160
SLM Student Loan Trust,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		161,323
						364,230
Electric Utilities—1.2%
Scottish & Southern Energy,
Sub. Notes	GBP	5.45	10/29/49	50,000	[b]	82,682
Entertainment—2.2%
Codere Finance Luxembourg,
Gtd. Notes	EUR	8.25	6/15/15	50,000		76,194
Lottomatica,
Jr. Sub. Bonds	EUR	8.25	3/31/66	50,000	[b]	77,020
						153,214

4

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Food & Beverages—2.1%
Campofrio Food Group,
Gtd. Notes	EUR	8.25	10/31/16	50,000		77,575
CEDC Finance Corp.
International,
Sr. Scd. Notes	EUR	8.88	12/1/16	50,000		70,725
						148,300
Foreign/Governmental—21.9%
Czech Republic Government,
Bonds, Ser. 60	CZK	3.40	9/1/15	2,360,000		147,322
Iceland Government,
Sr. Notes	EUR	3.75	12/1/11	40,000		58,664
Italian Treasury,
Bonds	EUR	4.25	8/1/14	145,000		220,037
Mexican Bonos,
Bonds, Ser. M 10	MXN	8.00	12/17/15	1,960,000		180,128
New Zealand Government,
Sr. Unscd. Bonds, Ser. 413	NZD	6.50	4/15/13	255,000		218,800
Norway Government,
Bonds, Ser. 470	NOK	6.50	5/15/13	1,000,000		205,271
Poland Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	800,000		300,284
Sweden Government,
Bonds, Ser. 1046	SEK	5.50	10/8/12	1,250,000		216,064
						1,546,570
Insurance—.8%
Prudential,
Jr. Sub. Notes		11.75	12/29/49	50,000	[b]	59,445
Packaging &
Containers—1.0%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	50,000		72,206
Real Estate—1.2%
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,964		85,992
Retail—1.0%
Edcon Proprietary,
Sr. Scd. Notes	EUR	4.42	6/15/14	50,000	[b]	67,763

The Fund	5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications—2.1%
Nextel Communications,
Gtd. Notes, Ser. E	6.88	10/31/13	70,000		71,050
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	75,000		76,464
					147,514
U.S. Government
Securities—3.0%
U.S. Treasury Bonds
4.75%, 2/15/41			70,000		73,970
U.S. Treasury Notes
0.38%, 10/31/12			140,000		139,967
					213,937
Total Bonds and Notes
(cost $3,296,272)					3,402,704

Common Stocks—8.0%			Shares		Value ($)
Exchange Traded Funds:
iShares iBoxx High Yield Corporate
Bond Fund			3,800		352,830
iShares JP Morgan USD Emerging
Markets Bond Fund			1,991		215,008
Total Common Stocks
(cost $562,639)					567,838
			Principal
Short-Term Investments—14.8%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 6/30/11
(cost $1,049,839)			1,050,000	[c]	1,049,974

6

Other Investment—32.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,291,000)	2,291,000[d]	2,291,000

Total Investments (cost $7,199,750)	103.3%	7,311,516
Liabilities, Less Cash and Receivables	(3.3%)	(231,160)
Net Assets	100.0%	7,080,356

a	Principal amount stated in U.S. Dollars unless otherwise noted.
CZK—Czech Republic Koruna
EUR—Euro
GBP—British Pound
MXN—Mexican New Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
b	Variable rate security—interest rate subject to periodic change.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Common Stocks	8.0
Money Market Investments	47.2	U.S. Government & Agencies	3.0
Corporate Bonds	23.2
Foreign/Governmental	21.9		103.3

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF FINANCIAL FUTURES
April 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2011($)
Financial Futures Short
Euro-BOBL	1	(170,688)	June 2011	(256)
U.S. Treasury 5 Year Notes	2	(236,937)	June 2011	(4,256)
				(4,512)

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		4,908,750	5,020,516
Affiliated issuers		2,291,000	2,291,000
Cash denominated in foreign currencies		153,822	153,741
Interest receivable			73,669
Unrealized appreciation on forward foreign
currency exchange contracts—Note 3			55,080
Due from The Dreyfus Corporation and affiliates—Note 2(c)			11,879
			7,605,885
Liabilities ($):
Cash overdraft due to Custodian			73,876
Payable for investment securities purchased			331,836
Unrealized depreciation on forward foreign
currency exchange contracts—Note 3			87,553
Payable for futures variation margin—Note 3			1,667
Accrued expenses			30,597
			525,529
Net Assets ($)			7,080,356
Composition of Net Assets ($):
Paid-in capital			7,024,440
Accumulated investment (loss)—net			(1,709)
Accumulated net realized gain (loss) on investments			(17,468)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($4,512) net unrealized depreciation on financial futures]			75,093
Net Assets ($)			7,080,356

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	504,908	527,082	6,048,366
Shares Outstanding	40,080	41,872	480,000
Net Asset Value Per Share ($)	12.60	12.59	12.60

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
From March 25, 2011 (commencement of operations)
to April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	4,410
Dividends;
Affiliated issuers	770
Total Income	5,180
Expenses:
Management fee—Note 2(a)	4,273
Registration fees	13,926
Auditing fees	11,080
Distribution fees—Note 2(b)	386
Shareholder servicing costs—Note 2(c)	366
Custodian fees—Note 2(c)	200
Legal fees	134
Directors’ fees and expenses—Note 2(d)	60
Prospectus and shareholders’ reports	33
Miscellaneous	10,015
Total Expenses	40,473
Less—reduction in expenses due to undertaking—Note 2(a)	(33,584)
Net Expenses	6,889
Investment (Loss)—Net	(1,709)
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	(34,149)
Net realized gain (loss) on forward foreign currency exchange contracts	16,681
Net Realized Gain (Loss)	(17,468)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	112,078
Net unrealized appreciation (depreciation) on financial futures	(4,512)
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(32,473)
Net Unrealized Appreciation (Depreciation)	75,093
Net Realized and Unrealized Gain (Loss) on Investments	57,625
Net Increase in Net Assets Resulting from Operations	55,916

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS
From March 25, 2011 (commencement of operations)
to April 30, 2011 (Unaudited)

Operations ($):
Investment (loss)—net	(1,709)
Net realized gain (loss) on investments	(17,468)
Net unrealized appreciation (depreciation) on investments	75,093
Net Increase (Decrease) in Net Assets
Resulting from Operations	55,916
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	501,000
Class C Shares	523,440
Class I Shares	6,000,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	7,024,440
Total Increase (Decrease) in Net Assets	7,080,356
Net Assets ($):
Beginning of Period	—
End of Period	7,080,356
Accumulated investment (loss)—net	(1,709)
Capital Share Transactions (Shares):
Class A
Shares sold	40,080
Class C
Shares sold	41,872
Class I
Shares sold	480,000

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 25, 2011 (commencement of operations) to April 30, 2011. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.01)	(.01)	(.00)[b]
Net realized and unrealized
gain (loss) on investments	.11	.10	.10
Total from Investment Operations	.10	.09	.10
Net asset value, end of period	12.60	12.59	12.60
Total Return (%)[c]	.72[d]	.64[d]	.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	5.83	6.55	5.57
Ratio of net expenses to average net assets[e]	1.10	1.85	.85
Ratio of net investment (loss)
to average net assets[e]	(.40)	(1.14)	(.15)
Portfolio Turnover Rate[c]	15.09	15.09	15.09
Net Assets, end of period ($ x 1,000)	505	527	6,048

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund, which commenced operations on March 25, 2011.The fund’s investment objective seeks total return (consisting of income and capital appreciation).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fiscal year end of the fund is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of April 30, 2011, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C and 480,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for

14

valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evalua-

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tion of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,642,197	—	1,642,197
Foreign Government	—	1,546,570	—	1,546,570
Mutual Funds/
Exchange
Traded Funds	2,858,838	—	—	2,858,838
U.S. Treasury	—	1,263,911	—	1,263,911
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	55,080	—	55,080
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(87,553)	—	(87,553)
Futures††	(4,512)	—	—	(4,512)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

18

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/25/2011	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		7,339,000	5,048,000	2,291,000		32.4

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $33,584 during the period ended April 30, 2011.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .29% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $386 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $127 and $129, respectively, pursuant to the Shareholder Services Plan.

20

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $91 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $5 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $200 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $400 for services performed by the Chief Compliance Officer.

The components of“Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,467, Rule 12b-1 distribution plan fees $314, shareholder services plan fees $208, custodian fees $200, chief compliance officer fees $400 and transfer agency per account fees $70, which are offset against an expense reimbursement currently in effect in the amount of $16,538.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended April 30, 2011, amounted to $4,210,931 and $350,827, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk	—	Interest rate risk[1]	(4,512)
Foreign exchange risk[2]	55,080	Foreign exchange risk[3]	(87,553)
Gross fair value of
derivatives contracts	55,080		(92,065)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2011 is shown below:

Amount of realized gain or (loss) on derivatives recognized in income ($)
Forward
Underlying risk	Contracts[4]
Foreign exchange	16,681

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

		Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Interest rate	(4,512)	-	(4,512)
Foreign exchange	-	(32,473)	(32,473)
Total	(4,512)	(32,473)	(36,985)

Statement of Operations location:
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

22

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Canadian Dollar,
Expiring 5/16/2011	100,000	102,846	105,650	2,804
China Renminbi,
Expiring 5/16/2011	1,830,000	280,460	282,451	1,991
China Renminbi,
Expiring 5/16/2011	460,000	70,639	70,999	360
Mexican New Peso,
Expiring 5/16/2011	2,490,000	209,528	215,967	6,439
New Zealand Dollar,
Expiring 5/3/2011	132,748	106,457	107,427	970
Norwegian Krone,
Expiring 5/16/2011	1,170,000	208,517	222,784	14,267
Polish Zloty,
Expiring 5/16/2011	400,000	140,912	150,423	9,511
Singapore Dollar,
Expiring 5/16/2011	90,000	71,584	73,526	1,942
Swedish Krona,
Expiring 5/16/2011	650,000	105,502	107,474	1,972
South Korean Won,
Expiring 5/16/2011	114,000,000	104,736	106,251	1,515
Swiss Franc,
Expiring 5/16/2011	190,000	206,439	219,675	13,236
Sales:		Proceeds ($)
British Pound,
Expiring 5/16/2011	85,000	136,294	141,948	(5,654)
British Pound,
Expiring 5/16/2011	45,000	73,345	75,149	(1,804)

24

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound,
Expiring 5/16/2011	190,000	310,321	317,295	(6,974)
Czech Republic Koruna,
Expiring 5/16/2011	2,480,000	148,808	151,897	(3,089)
Euro,
Expiring 5/16/2011	98,000	138,140	145,083	(6,943)
Euro,
Expiring 5/16/2011	145,000	210,095	214,664	(4,569)
Euro,
Expiring 5/16/2011	150,000	219,003	222,066	(3,063)
Euro,
Expiring 5/16/2011	360,000	527,504	532,958	(5,454)
Euro,
Expiring 5/16/2011	52,000	77,056	76,983	73
Mexican New Peso,
Expiring 5/16/2011	2,130,000	182,881	184,743	(1,862)
New Zealand Dollar,
Expiring 5/16/2011	138,000	107,133	111,546	(4,413)
New Zealand Dollar,
Expiring 5/16/2011	133,000	106,566	107,505	(939)
Norwegian Krone,
Expiring 5/16/2011	1,135,000	202,650	216,120	(13,470)
Norwegian Krone,
Expiring 5/16/2011	610,000	110,502	116,152	(5,650)
Polish Zloty,
Expiring 5/16/2011	810,000	296,041	304,607	(8,566)
Polish Zloty,
Expiring 5/16/2011	400,000	148,803	150,423	(1,620)
Swedish Krona,
Expiring 5/16/2011	1,342,000	211,660	221,893	(10,233)
Swiss Franc,
Expiring 5/16/2011	90,000	100,806	104,056	(3,250)
Gross Unrealized
Appreciation				55,080
Gross Unrealized
Depreciation				(87,553)

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Interest rate futures contracts	203,813
Forward contracts	1,989,484

At April 30, 2011, accumulated net unrealized appreciation on investments was $111,766, consisting of gross unrealized appreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board held on December 14, 2010, the Board unanimously approved the fund’s Management Agreement, pursuant to which the Manager will provide the fund with investment management services, and the Sub-Investment Advisory Agreement between the Manager and Newton Capital Management Limited (the “Sub-Adviser”) (together, the “Agreements”), pursuant to which the Sub-Adviser will provide day-to-day management of the Fund’s port-folio.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager. In approving the Agreements, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Agreements.The Board members also referenced information provided and discussions at previous meetings regarding the relationships the Manager has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members also considered the Manager’s and Sub-Adviser’s research and portfolio management capabilities and the Manager’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure, as

The Fund	27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

well as the Manager’s supervisory activities over the Sub-Adviser.The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution and the Manager’s and the Sub-Adviser’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. However, the Board reviewed the performance of another fund managed by the fund’s portfolio managers in a similar investment strategy. The Board discussed with representatives of the Manager the investment strategies to be employed in the management of the fund’s assets. The Board members noted the Manager’s and Sub-Adviser’s reputation and experience with respect to similar funds.

The Board members reviewed the fund’s management fee and anticipated expense ratio and reviewed the management fees and expense ratios of funds in the Lipper Latin American Funds category and the average and median management fee ranges in the Lipper Emerging Markets Funds category, as well as management fees and expense ratios of funds managed by the Manager or its affiliates in the Lipper MultiSector Income Funds category (the “Expense Group”). The fund’s contractual management fee was higher than the average and median management fee ranges for the funds in the Lipper Multi-Sector Income Funds category and within the average and median management fee ranges for the funds in the Lipper Multi-Sector Income Funds category.The fund’s estimated expense ratio (as limited through at least March 1, 2012 by agreement with the Manager and excluding Rule 12b-1 fees, shareholder service fees and certain other expenses) was higher than the average and median expense ratios of the funds in the Lipper Multi-Sector Income Funds.

Representatives of the Manager reviewed with the Board members the fees paid by other funds and accounts managed by the Manager or the Sub-Adviser or their affiliates with similar investment objectives, poli-

28

cies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s and Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Sub-Adviser, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.The Board members also considered potential benefits to the Manager and Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of future soft dollar arrangements with respect to trading the fund’s portfolio. The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets. The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund’s Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services to be provided by the Manager and Sub-Adviser are adequate and appropriate, especially considering the Manager’s and Sub-Adviser’s experience and reputation with respect to its investment approach and its experience and reputation with respect to investing in similar funds.

The Fund	29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board concluded that, since the fund had not yet commenced operations, its performance could not be measured and was not a factor.The Board considered the Manager’s and Sub-Adviser’s expe- rience and reputation.

  The Board concluded that the fee to be paid by the fund to the Manager was reasonable, in light of the services to be provided, comparative expense and advisory fee information, and benefits anticipated to be derived by the Manager and the Sub-Adviser from their relationship with the fund, and that the fee to be paid by the Manager to the Sub-Adviser is reasonable and appropriate.

  The Board determined that because the fund had not commenced operations, economies of scale were not a factor, but, to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Agreements was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Global Real
Return Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Options Written
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real
Return Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan threatened the recovery, U.S. government securities generally weakened as investors looked forward to higher interest rates and sought opportunities in other areas of the financial markets, including higher-yielding fixed income securities.

We expect the global economy to continue to expand at a moderate rate. While our outlook suggests that lower-yielding sovereign bonds within many of the developed markets may remain out of favor among investors, we have continued to identify attractive opportunities among corporate-backed debt securities. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, Suzanne Hutchins (Lead) and James Harries (Alternate), Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Global Real Return Fund’s Class A shares produced a total return of 5.58%, Class C shares returned 5.15% and Class I shares returned 5.72%.1 In comparison, the fund’s performance baseline benchmark, the U.S.$ 1-Month London Interbank Offered Rate (LIBOR), and its broad-based securities market index, the Citibank 30-Day Treasury Bill Index, produced total returns of 0.13% and 0.05%, respectively, for the same period.2,3

Global stock markets rallied as the economic recovery appeared to gain momentum, while bonds mostly lost value amid rising inflation concerns.The fund’s returns were higher than its benchmark, mainly due to positive results from its individual equity investments.

The Fund’s Investment Approach

To pursue its goal, the fund uses an actively-managed multi-asset strategy to produce absolute or real returns with less volatility than major equity markets over a complete market cycle, typically a period of five years. The fund is not managed relative to an index. Rather than managing to track a benchmark index, the fund seeks to provide a total return with emphasis on capital preservation.

The fund is unconstrained in its approach and invests in a core of return seeking assets including global equities, bonds and cash, and, to a lesser extent, other asset types, including real estate, commodities, currencies and alternative or non-traditional asset classes and strategies. Derivatives may be used to a significant degree, as a substitute for investing directly in equities, bonds, currencies and other asset classes in connection with its investment strategy.The fund also may use such derivatives as part of a hedging strategy or for other purposes.The fund does not borrow and nor will it short individual securities.

The real return team combines a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research to allocate the fund’s investments among and within asset classes. In choosing investments, the portfolio managers consider: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as changing demographics, the impact of new

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

technologies and the globalization of industries and brands; relative valuations of equity securities, bonds and cash; long-term trends in currency movements; and company fundamentals.Within markets and sectors, they seek what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector and look to invest in such companies anywhere across their capital structures.

Greater Economic Confidence Fuelled Stock Market Rally

The reporting period began soon after an upturn in global economic sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy, better-than-expected economic data in Europe and robust corporate earnings growth across a number of regions and industry groups.These developments drove risk assets broadly higher. Among bonds, corporate-backed securities generally fared better than government securities. Commodities continued to rise.

The global stock market rally was interrupted in February when political unrest in the Middle East led to higher energy prices, and again in March when an earthquake, tsunami and nuclear disaster struck Japan. However, most stock markets had recovered from these setbacks by the reporting period’s end.

Global Stock Market Rally Fueled Fund Results

Not surprisingly, the fund’s returns during the reporting period were driven primarily by its individual equity investments.The energy sector proved especially rewarding, as rising commodity prices drove U.S. exploration-and-production company Statoil and Japanese oil producer INPEX higher.The increase in the price of gold bolstered the gold-oriented exchange traded fund (ETF) as well as individual gold miners such as Newcrest Mining.The telecoms sector benefited from the growth of wireless service in the emerging markets, boosting earnings of South African mobile operator MTN Group. In addition, Deutsche Telekom fared well amid mergers-and-acquisitions activity.

On the other hand, the fund’s position in Japanese financial giant Nomura declined after the country’s natural and nuclear disasters. We continue to regard the stock as fundamentally sound and attractively valued.

The fund’s fixed-income investments generally suffered along with global bond markets, but the impact of rising interest rates was cushioned to a significant degree by the emphasis on lower-rated investment-grade and high yield corporate-backed bonds that delivered positive returns. The fund received especially positive contributions to results from the corporate bonds of certain industrials. Government bonds in the oil-producing nation of Norway held up relatively well, and the fund benefited from its holdings of convertible bonds.

4

The fund deployed derivative instruments, such as put and call options on equity indices, as part of its risk management strategy during the reporting period.

Positioned for the Next Phase of the Economic Cycle

Although we recently have grown more cautious regarding riskier assets, equities with certain security characteristics generally remain more attractive to us than bonds as corporate profits expand and interest rates remain low.To protect against inflation, we also have maintained positions in gold and agriculture commodities-oriented ETFs as well as indirectly by investing in either the debt or equity of specific gold mining companies and agricultural related businesses. Floating-rate notes have been added to the portfolio.These securities have historically done well when interest rates rise.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies.Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.
The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through
March 1, 2012, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: FactSet – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.
3	SOURCE: Bloomberg – London Interbank Offered Rate ( LIBOR ).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market.
LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate.The London Interbank Offered Rate is fixed each morning at 11 a.m. London time, by the British Bankers’Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’Association, the four highest and lowest are then eliminated and an average of the remaining eight is calculated to arrive at the fix. Eurodollar
LIBOR is calculated on an ACT/360 day count basis and settlement is for two days hence.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.65	$11.44	$6.38
Ending value (after expenses)	$1,055.80	$1,051.50	$1,057.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.50	$11.23	$6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25%
for Class I,multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—67.9%	Shares	Value ($)
Australia—2.6%
Newcrest Mining	4,724	214,626
Brazil—2.3%
Petroleo Brasileiro, ADR	3,576	119,331
Tele Norte Leste Participacoes, ADR	4,451	75,890
		195,221
Canada—2.9%
Barrick Gold	2,461	125,536
Yamana Gold	9,410	119,944
		245,480
France—1.7%
Thales	1,400	61,845
Total	1,315	84,180
		146,025
Germany—4.6%
Bayer	3,084	271,103
Deutsche Telekom	6,949	115,431
		386,534
Hong Kong—.8%
China Mobile	7,500	68,952
Indonesia—1.0%
Adaro Energy	331,000	85,030
Italy—1.2%
ENI	3,713	99,266
Japan—2.0%
INPEX	14	106,318
Nomura Holdings	11,600	58,919
		165,237
Netherlands—3.0%
Koninklijke KPN	5,390	85,542
Reed Elsevier	5,401	70,773
Royal Dutch Shell, Cl. A	2,477	95,683
		251,998
Norway—1.5%
Statoil	4,151	121,446
Peru—1.0%
Cia de Minas Buenaventura, ADR	2,023	84,298

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Poland—1.0%
Telekomunikacja Polska	12,435	82,207
South Africa—2.0%
MTN Group	7,473	166,182
South Korea—.3%
LG Uplus	3,450	20,958
Sweden—.8%
TeliaSonera	7,604	62,091
Switzerland—7.3%
Actelion	690[a]	40,642
Novartis	3,008	178,567
Roche Holding	1,168	189,445
Syngenta	331	117,132
Zurich Financial Services	303[a]	85,120
		610,906
Thailand—.8%
Advanced Info Service	22,000	68,174
Turkey—.9%
Turkcell Iletisim Hizmet, ADR	5,285	78,218
United Kingdom—15.7%
BAE Systems	20,841	114,147
BP	7,475	57,753
British American Tobacco	3,023	131,841
Cable & Wireless Communications	54,064	41,902
Centrica	14,173	75,969
GlaxoSmithKline	12,318	268,610
NB Global Floating Rate Income Fund	46,113[a]	47,035
RSA Insurance Group	32,037	73,634
RWC Global Convertibles Fund	114[a]	138,393
Scottish & Southern Energy	6,460	146,534
Tesco	17,553	118,319
Vodafone Group	32,069	91,920
		1,306,057

8

Common Stocks (continued)				Shares	Value ($)
United States—14.5%
Coca-Cola				1,201	81,019
iShares Nasdaq Biotechnology Index Fund				579	62,214
Medtronic				1,991	83,124
Merck & Co.				2,136	76,789
Newmont Mining				1,147	67,226
PDL BioPharma				8,000	51,360
PowerShares DB Agriculture Fund				3,669[a]	124,966
PowerShares DB Gold Fund				4,270[a]	234,295
Reynolds American				4,828	179,167
Sprint Nextel				20,913[a]	108,329
Wal-Mart Stores				1,023	56,245
Wisconsin Energy				2,563	79,991
					1,204,725
Total Common Stocks
(cost $4,775,795)					5,663,631
		Coupon	Maturity	Principal
Bonds and Notes—18.3%		Rate (%)	Date	Amount ($)[b]	Value ($)
Germany—1.2%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME	EUR	5.63	8/14/11	50,000	102,792
Netherlands—1.9%
Conti-Gummi Finance
Gtd. Bonds	EUR	7.13	10/15/18	50,000	77,946
New World Resources
Sr. Scd. Bonds	EUR	7.88	5/1/18	50,000	78,316
					156,262
Norway—4.2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	735,000	140,963
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	1,020,000	207,289
					348,252

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[b]	Value ($)
Spain—.9%
Campofrio Food,
Gtd. Notes	EUR	8.25	10/31/16	50,000	77,575
United Kingdom—4.4%
Bupa Finance,
Sr. Unscd. Notes	GBP	7.50	7/4/16	50,000	93,766
Cable & Wireless
International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	40,000	69,790
Co-Operative Bank,
Sub. Notes	GBP	5.63	11/16/21	100,000 [c]	149,612
Prudential,
Jr. Sub. Notes		11.75	12/29/49	44,000 [c]	52,312
					365,480
United States—5.3%
Altria Group,
Gtd. Notes		10.20	2/6/39	36,000	52,857
Cemex Finance,
Sr. Scd. Bonds		9.50	12/14/16	100,000	107,000
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	6,000	6,540
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	14,000	15,260
GeoEye,
Sr. Scd. Notes		9.63	10/1/15	50,000	56,813
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	50,000	50,625
U.S. Treasury Inflation
Protected Securities		1.88	7/15/13	31,320 [d]	34,085
U.S. Treasury Inflation
Protected Securities		2.50	1/15/29	103,045 [d]	120,023
					443,203

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[b]	Value ($)
Venezuela—.4%
Petroleos De Venezuela,
Sr. Unscd. Bonds,
Ser. 2011	0.00	7/10/11	20,000 [e]	19,940
Petroleos De Venezuela,
Gtd. Notes	8.00	11/17/13	11,250 [f]	10,603
				30,543
Total Bonds And Notes
(cost $1,344,851)				1,524,107

			Face Amount
			Covered by
Options—.1%			Contracts ($)	Value ($)
Call Options—.1%
U.S. Treasury 30 Year Bonds,
June 2011 @ $123			3,000[a]	2,437
Put Options—.0%
Australian Dollar,
June 2011 @ $95			3,000[a]	105
Australian Dollar,
June 2011 @ $97			3,000[a]	150
Euro,
June 2011 @ $1.33			250,000[a]	75
				330

			Number of
			Contracts	Value ($)
S&P 500 Index,
June 2011 @ $125			7[a]	3,290
Total Options
(cost $25,794)				6,057

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—12.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,076,000)	1,076,000[g]	1,076,000

Total Investments (cost $7,222,440)	99.2%	8,269,795
Cash and Receivables (Net)	.8%	62,237
Net Assets	100.0%	8,332,032

ADR—American Depository Receipts

a Non-income producing security.
b Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
NOK—Norwegian Krone
c Variable rate security—interest rate subject to periodic change.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, this security was valued at $10,603 or .1% of net assets.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Telecommunications	14.4	Utilities	4.6
Money Market Investment	12.9	Foreign/Governmental	4.2
Materials	14.1	U.S. Government Agencies/
Health Care	11.9	Mortgage-Backed	2.2
Consumer Discretionary	7.5	Industrial	2.1
Oil & Gas	6.4	U.S. Government Securities	1.8
Financial	6.2	Energy	1.0
Exchange Traded Funds	5.1	Options Purchased	.1
Consumer Staples	4.7		99.2

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF OPTIONS WRITTEN
April 30, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options
S&P 500 Index,
June 2011 @ $137.5	9	[a]	(16,290)
Put Options
S&P 500 Index,
June 2011 @ $120	7	[a]	(1,715)
(premiums received $13,076)			(18,005)
a Non-income producing security.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		6,146,440	7,193,795
Affiliated issuers		1,076,000	1,076,000
Cash			35,664
Cash denominated in foreign currencies		10,128	10,200
Due from broker			179,711
Dividends and interest receivable			60,200
Receivable for shares of Common Stock subscribed			22,725
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			20,465
Prepaid expenses			33,188
Due from The Dreyfus Corporation and affiliates—Note 3(c)			3,654
			8,635,602
Liabilities ($):
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			220,015
Payable for investment securities purchased			38,881
Outstanding options written, at value (premiums received
$13,076)—See Statement of Options Written—Note 4			18,005
Accrued expenses			26,669
			303,570
Net Assets ($)			8,332,032
Composition of Net Assets ($):
Paid-in capital			7,350,801
Accumulated undistributed investment income—net			241,657
Accumulated net realized gain (loss) on investments			(106,126)
Accumulated net unrealized appreciation (depreciation) on investments,
options transactions and foreign currency transactions			845,700
Net Assets ($)			8,332,032

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	4,276,336	1,136,976	2,918,720
Shares Outstanding	301,400	80,705	205,135
Net Asset Value Per Share ($)	14.19	14.09	14.23

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,949 foreign taxes withheld at source):
Unaffiliated issuers	73,521
Affiliated issuers	738
Interest	34,737
Total Income	108,996
Expenses:
Management fee—Note 3(a)	28,750
Legal fees	40,777
Registration fees	36,637
Auditing fees	25,513
Shareholder servicing costs—Note 3(c)	6,037
Distribution fees—Note 3(b)	4,047
Prospectus and shareholders’ reports	3,710
Directors’ fees and expenses—Note 3(d)	542
Custodian fees—Note 3(c)	459
Loan commitment fees—Note 2	20
Miscellaneous	6,660
Total Expenses	153,152
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(103,135)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	50,014
Investment Income—Net	58,982
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	156,827
Net realized gain (loss) on options transactions	(64,410)
Net realized gain (loss) on forward foreign currency exchange contracts	(199,531)
Net Realized Gain (Loss)	(107,114)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	471,815
Net unrealized appreciation (depreciation) on options transactions	(6,409)
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(15,838)
Net Unrealized Appreciation (Depreciation)	449,568
Net Realized and Unrealized Gain (Loss) on Investments	342,454
Net Increase in Net Assets Resulting from Operations	401,436

See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010[a]
Operations ($):
Investment income—net	58,982	20,530
Net realized gain (loss) on investments	(107,114)	(41,712)
Net unrealized appreciation
(depreciation) on investments	449,568	396,132
Net Increase (Decrease) in Net Assets
Resulting from Operations	401,436	374,950
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	809,841	3,112,873
Class C Shares	9,474	1,000,000
Class I Shares	1,715,848	1,000,000
Cost of shares redeemed:
Class A Shares	(92,390)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,442,773	5,112,873
Total Increase (Decrease) in Net Assets	2,844,209	5,487,823
Net Assets ($):
Beginning of Period	5,487,823	—
End of Period	8,332,032	5,487,823
Undistributed investment income—net	241,657	182,675
Capital Share Transactions (Shares):
Class A
Shares sold	59,677	248,511
Shares redeemed	(6,788)	—
Net Increase (Decrease) in Shares Outstanding	52,889	248,511
Class C
Shares sold	705	80,000
Class I
Shares sold	125,135	80,000

a From May 12, 2010 (commencement of operations) to October 31, 2010.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30,2011	Year Ended
Class A Shares	(Unaudited)	October 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.44	12.50
Investment Operations:
Investment income—net[b]	.12	.06
Net realized and unrealized gain (loss) on investments	.63	.88
Total from Investment Operations	.75	.94
Net asset value, end of period	14.19	13.44
Total Return (%)[c,d]	5.58	7.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.75	5.96
Ratio of net expenses to average net assets[e]	1.50	1.50
Ratio of net investment income to average net assets[e]	1.84	.94
Portfolio Turnover Rate[c]	20.95	49.61
Net Assets, end of period ($ x 1,000)	4,276	3,340

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30,2011	Year Ended
Class C Shares	(Unaudited)	October 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.39	12.50
Investment Operations:
Investment income—net[b]	.07	.01
Net realized and unrealized gain (loss) on investments	.63	.88
Total from Investment Operations	.70	.89
Net asset value, end of period	14.09	13.39
Total Return (%)[c,d]	5.15	7.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	5.50	6.75
Ratio of net expenses to average net assets[e]	2.25	2.25
Ratio of net investment income to average net assets[e]	1.04	.20
Portfolio Turnover Rate[c]	20.95	49.61
Net Assets, end of period ($ x 1,000)	1,137	1,071

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

18

	Six Months Ended
	April 30,2011	Year Ended
Class I Shares	(Unaudited)	October 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.46	12.50
Investment Operations:
Investment income—net[b]	.16	.07
Net realized and unrealized gain (loss) on investments	.61	.89
Total from Investment Operations	.77	.96
Net asset value, end of period	14.23	13.46
Total Return (%)[c]	5.72	7.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	4.42	5.75
Ratio of net expenses to average net assets[d]	1.25	1.25
Ratio of net investment income to average net assets[d]	2.41	1.19
Portfolio Turnover Rate[c]	20.95	49.61
Net Assets, end of period ($ x 1,000)	2,919	1,076

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser. Newton is a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 240,000 Class A, 80,000 Class C and 80,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropri-

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), options and forward contracts, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data,

22

the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,021,747	—	1,021,745
Equity Securities—
Domestic†	783,250	—	—	783,250
Equity Securities—
Foreign†	4,273,480	—	—	4,273,480
Foreign Government	—	348,252	—	348,252
Mutual Funds/
Exchange Traded
Funds	1,682,903	—	—	1,682,903
U.S. Treasury	—	154,108	—	154,108
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	20,465	—	20,465
Options Purchased	5,727	330	—	6,057
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(220,015)	—	(220,015)
Options Written	(18,005)	—	—	(18,005)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements

24

that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade date and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	700,000		2,992,000	2,616,000	1,076,000		12.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

The fund has an unused capital loss carryover of $11,437 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in fiscal 2018.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume certain expenses of the fund so that the fund’s annual operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets.The expense reimbursement, pursuant to the undertaking, amounted to $103,135 during the period ended April 30, 2011.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .43% of the value of the fund’s average daily net assets, payable monthly.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2011, the Distributor retained $1,342 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $4,047 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $4,607 and $1,349, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $312 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

28

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $51 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $459 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $6,036, Rule 12b-1 distribution plan fees $692, shareholder services plan fees $1,097, custodian fees $1,953, chief compliance officer fees $2,481 and transfer agency per account fees $143, which are offset against an expense reimbursement currently in effect in the amount of $16,056.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions and forward contracts during the period ended April 30, 2011, amounted to $2,794,296 and $1,172,562, respectively.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	3,290	Equity risk[2]	(18,005)
Interest rate risk[1]	2,437
Foreign exchange risk[1,3]	20,795	Foreign exchange risk[4]	(220,015)
Gross fair value of
derivative contracts	26,522		(238,020)

Statement of Assets and Liabilities location:
1	Options purchased are included in Investments in securities of Unaffiliated issuers.
2	Outstanding options written, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Options[5]	Contracts[6]	Total
Equity	(31,180)	—	(31,180)
Interest rate	(10,028)	—	(10,028)
Foreign exchange	(23,202)	(199,531)	(222,733)
Total	(64,410)	(199,531)	(263,941)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Options[7]	Contracts[8]	Total
Equity	(6,725)	—	(6,725)
Interest rate	3,361	—	3,361
Foreign exchange	(3,045)	(15,838)	(18,883)
Total	(6,409)	(15,838)	(22,247)

Statement of Operations location:
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, the values of equities and foreign

30

currencies, or as a substitute for an investment. The fund is subject to interest rate risk, market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended April 30, 2011:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2010	25	46,910
Contracts written	64	54,625
Contracts terminated:
Contracts closed	42	68,654	29,198	39,456
Contracts expired	31	19,805	—	19,805
Total contracts terminated	73	88,459	29,198	59,261
Contracts outstanding
April 30, 2011	16	13,076

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with

32

counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/15/2011	91,000	88,630	99,128	10,498
British Pound,
Expiring 5/13/2011	37,000	59,993	61,791	1,798
Canadian Dollar,
Expiring 9/15/2011	78,100	80,000	82,246	2,246
Canadian Dollar,
Expiring 9/15/2011	4,700	4,824	4,949	125
Chinese Renminbi,
Expiring 7/15/2011	87,000	13,391	13,498	107
Chinese Renminbi,
Expiring 7/15/2011	182,500	27,973	28,315	342
Chinese Renminbi,
Expiring 7/15/2011	127,000	19,405	19,704	299
Chinese Renminbi,
Expiring 7/15/2011	1,793,000	275,329	278,187	2,858
Chinese Renminbi,
Expiring 7/15/2011	1,112,000	170,343	172,529	2,186
Sales:		Proceeds ($)
Australian Dollar,
Expiring 6/15/2011	276,000	265,425	300,651	(35,226)
British Pound,
Expiring 5/13/2011	540,000	872,396	901,822	(29,426)
British Pound,
Expiring 5/13/2011	39,000	62,397	65,132	(2,735)
British Pound,
Expiring 5/13/2011	17,300	28,014	28,892	(878)
British Pound,
Expiring 5/13/2011	42,100	68,253	70,309	(2,056)
British Pound,
Expiring 5/13/2011	22,100	35,729	36,908	(1,179)
British Pound,
Expiring 5/13/2011	11,350	18,322	18,955	(633)
British Pound,
Expiring 5/13/2011	18,700	30,380	31,230	(850)

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound,
Expiring 5/13/2011	48,400	79,249	80,830	(1,581)
British Pound,
Expiring 5/13/2011	79,000	129,045	131,933	(2,888)
British Pound,
Expiring 5/13/2011	20,000	33,098	33,401	(303)
British Pound,
Expiring 5/13/2011	10,000	16,647	16,700	(53)
British Pound,
Expiring 5/13/2011	46,000	70,744	76,822	(6,078)
Euro,
Expiring 9/15/2011	519,100	720,279	765,569	(45,290)
Euro,
Expiring 9/15/2011	135,600	187,046	199,983	(12,937)
Euro,
Expiring 9/15/2011	11,100	15,522	16,370	(848)
Euro,
Expiring 9/15/2011	69,650	98,317	102,720	(4,403)
Euro,
Expiring 9/15/2011	11,500	16,306	16,960	(654)
Euro,
Expiring 9/15/2011	51,000	74,229	75,215	(986)
Euro,
Expiring 9/15/2011	11,000	16,229	16,223	6
Japanese Yen,
Expiring 10/14/2011	12,804,000	150,779	158,040	(7,261)
Norwegian Krone,
Expiring 8/16/2011	1,271,000	217,166	240,603	(23,437)
Norwegian Krone,
Expiring 8/16/2011	154,100	26,688	29,171	(2,483)
Norwegian Krone,
Expiring 8/16/2011	178,500	31,539	33,790	(2,251)
South African Rand,
Expiring 6/15/2011	88,600	12,694	13,403	(709)
South African Rand,
Expiring 6/15/2011	721,000	101,672	109,069	(7,397)
South Korean Won,
Expiring 7/15/2011	27,391,000	24,197	25,426	(1,229)
Swiss Franc,
Expiring 10/14/2011	370,500	404,048	428,617	(24,569)
Swiss Franc,
Expiring 10/14/2011	152,000	174,168	175,843	(1,675)
Gross Unrealized Appreciation				20,465
Gross Unrealized Depreciation				(220,015)

34

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Equity options contracts	26,213
Interest rate options contracts	2,214
Foreign currency options contracts	1,785
Forward contracts	3,460,954

At April 30, 2011, accumulated net unrealized appreciation on investments was $1,047,355, consisting of $1,093,756 gross unrealized appreciation and $46,401 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

NOTES

For More Information

Ticker Symbols:	Class A: DRRAX	Class C: DRRCX	Class I: DRRIX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Total Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
24	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Emerging
Markets Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the period from its inception of March 25, 2011, through April 30, 2011, the end of the reporting period.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from March 25, 2011 (commencement of operations) to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$1.71	$2.49	$1.45
Ending value (after expenses)	$1,044.80	$1,043.20	$1,044.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011††

	Class A	Class C	Class I
Expenses paid per $1,000†††	$8.25	$11.98	$7.00
Ending value (after expenses)	$1,016.61	$1,012.89	$1,017.85

†	Expenses are equal to the fund’s annualized expense ratio of 1.65% for Class A, 2.40% for Class C and 1.40%
for Class I, multiplied by the average account value over the period, multiplied by 37/365 (to reflect the one-half year period).
††	Please note that while Class A, Class C and Class I shares commenced operations on March 25, 2011, the
Hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2010 to April 30, 2011.
††† Expenses are equal to the fund’s annualized expense ratio of 1.65% for Class A, 2.40% for Class C and 1.40%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund	3

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—34.1%	Shares	Value ($)
Brazil—2.6%
Banco do Brasil	8,600	158,476
Fleury	2,200	32,793
Obrascon Huarte Lain Brasil	3,100	131,630
Rossi Residencial	8,700	81,569
		404,468
China—6.7%
Changyou.com, ADR	4,660[a]	211,191
China Communications Construction, Cl. H	259,000	239,115
China Petroleum & Chemical, Cl. H	378,000	380,616
Great Wall Motor, Cl. H	45,500	81,553
Weichai Power, Cl. H	12,000	81,893
WuXi PharmaTech Cayman, ADR	3,590[a]	63,184
		1,057,552
Hong Kong—4.5%
China Agri-Industries Holdings	287,000	327,419
China Shanshui Cement Group	2,000	2,240
CNOOC	93,000	229,439
Country Garden Holdings	366,000	148,450
		707,548
India—2.4%
Tata Motors, ADR	14,030	384,983
Mongolia—.4%
Mongolian Mining	57,500	67,375
Russia—4.7%
Gazprom, ADR	14,540	245,290
Lukoil, ADR	1,470	101,724
Magnitogorsk Iron & Steel Works, GDR	7,620[b]	95,707
Rosneft Oil, GDR	15,820[b]	141,193
Sberbank of Russian, GDR	370	147,556
		731,470

4

Common Stocks (continued)	Shares		Value ($)
South Korea—5.5%
Daegu Bank	13,020		217,476
Hyundai Mobis	995		333,322
Samsung Electronics	381		317,485
			868,283
Taiwan—3.1%
Chroma ATE	39,000		128,690
Fubon Financial Holding	116,000		170,121
HTC	4,000		181,574
			480,385
Thailand—1.0%
Krung Thai Bank	246,600		161,922
Turkey—2.7%
Arcelik	15,910		90,376
Ford Otomotiv Sanayi	16,300		165,572
Turkiye Halk Bankasi	19,200		165,996
			421,944
United States—.5%
Market Vector India Small-Cap	4,560	[a]	79,800
Total Common Stocks
(cost $5,066,325)			5,365,730

Preferred Stocks—5.8%
Brazil
Banco do Estado do
Rio Grande do Sul	13,000		156,179
Cia Paranaense de
Energia, Cl. B	5,700		155,797
Vale, Cl. A	20,700		606,184
Total Preferred Stocks
(cost $888,693)			918,160

The Fund	5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes—54.7%		Rate (%)	Date	Amount ($)[c]		Value ($)
Argentina—4.3%
Argentina Bonos,
Sr. Unscd. Bonds, Ser. X		7.00	4/17/17	750,000		675,938
Chile—.7%
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	50,000,000		107,669
Colombia—3.4%
Titulos de Tesoreria,
Bonds, Ser. B	COP	7.25	6/15/16	974,498,567		541,686
Indonesia—2.7%
Indonesia Government,
Notes	IDR	11.50	9/15/19	1,500,000,000	[d]	216,553
Republic of Indonesia,
Sr. Unscd. Notes		4.88	5/5/21	200,000		200,318
						416.871
Kazakhstan—3.9%
Development Bank of Kazakhstan,
Notes		5.50	12/20/15	575,000	[b]	605,188
Lithuania—2.0%
Republic of Lithuania,
Sr. Unscd. Notes		7.38	2/11/20	270,000	[b]	307,433
Malaysia—5.1%
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0509	MYR	3.21	5/31/13	2,250,000		759,895
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	135,000		45,708
						805,603
Mexico—6.2%
Mexican Bonos,
Bonds, Ser. M	MXN	7.00	6/19/14	10,400,000		933,037
Mexican Bonos,
Bonds, Ser. MI10	MXN	8.00	12/19/13	500,000		45,814
						978,851
Peru—.5%
Peru Government,
Bonds	PEN	8.20	8/12/26	220,000		82,754

6

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[c]		Value ($)
Philippines—1.2%
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		183,154
Poland—5.5%
Poland Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	2,300,000		863,317
Russia—4.8%
Russian Foreign,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	5,000,000		194,111
Russian Government,
Bonds, Ser. 5072	RUB	7.15	1/23/13	15,000,000		563,585
						757,696
South Africa—4.7%
Eskom Holdings,
Sr. Unscd. Bonds		5.75	1/26/21	440,000	[b]	451,000
Republic of South Africa,
Bonds, Ser. R186	ZAR	10.50	12/21/26	1,600,000		282,650
						733,650
Turkey—.9%
Turkey Government,
Bonds	TRY	10.00	4/10/13	210,000		141,436
Ukraine—1.8%
Naftogaz Ukraine,
Govt. Gtd. Notes		9.50	9/30/14	260,000		287,625
United Kingdom—1.9%
Ukreximbank Via
Biz Finance,
Sr. Unscd. Bonds		8.38	4/27/15	280,000		295,050
Uruguay—1.1%
Republic of Uruguay,
Unscd. Notes		8.00	11/18/22	140,000		176,050
Venezuela—4.0%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	870,000		635,100
Total Bonds And Notes
(cost $8,315,243)						8,595,071

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—5.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $883,000)	883,000[e]	883,000

Total Investments (cost $15,153,261)	100.2%	15,761,961
Liabilities, Less Cash and Receivables	(.2%)	(38,723)
Net Assets	100.0%	15,723,238

ADR—American Depository Receipts
GDR—Global Depository Receipts
a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, these securities were valued at $1,817,074 or 11.6% of net assets.
c Principal amount stated in U.S. Dollars unless otherwise noted.
CLP—Chilean Peso
COP—Colombian Peso
IDR—Indonesian Rupiah
MYR—Malaysian Ringgit
MXN—Mexican New Peso
PEN—Peruvian New Sol
PHP—Philippines Peso
PLN— Polish Zloty
TRY—Turkish Lira
RUB—Russian Ruble
ZAR—South African Rand
d Credit Linked Notes.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	41.6	Industrial	4.1
Financial	15.5	Utilities	2.4
Energy	11.3	Telecommunications	1.2
Consumer Discretionary	8.5	Exchange Traded Funds	.5
Money Market Investments	5.6	Health Care	.2
Materials	4.9
Information Technology	4.4		100.2

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		14,270,261	14,878,961
Affiliated issuers		883,000	883,000
Cash			35,810
Cash denominated in foreign currencies		17,470	17,514
Dividends and interest receivable			218,385
Receivable for investment securities sold			180,089
Receivable for shares of Common Stock subscribed			40,542
Unrealized appreciation on forward foreign
currency exchange contracts—Note 3			6,698
			16,260,999
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)			528
Payable for investment securities purchased			476,619
Unrealized depreciation on forward foreign
currency exchange contracts—Note 3			28,529
Accrued expenses			32,085
			537,761
Net Assets ($)			15,723,238
Composition of Net Assets ($):
Paid-in capital			15,053,484
Accumulated undistributed investment income—net			61,096
Accumulated net realized gain (loss) on investments			15,483
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			593,175
Net Assets ($)			15,723,238

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	573,885	523,831	14,625,522
Shares Outstanding	43,957	40,155	1,120,000
Net Asset Value Per Share ($)	13.06	13.05	13.06

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
From March 25, 2011 (commencement of operations)
to April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	43,283
Cash dividends (net of $3,816 foreign taxes withheld at source):
Unaffiliated issuers	39,754
Affiliated issuers	614
Total Income	83,651
Expenses:
Management fee—Note 2(a)	15,643
Registration fees	14,858
Auditing fees	14,280
Shareholder servicing costs—Note 2(c)	437
Distribution fees—Note 2(b)	392
Custodian fees—Note 2(c)	200
Legal fees	133
Directors’ fees and expenses—Note 2(d)	60
Prospectus and shareholders’ reports	33
Miscellaneous	10,577
Total Expenses	56,613
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(34,058)
Net Expenses	22,555
Investment Income—Net	61,096
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	18,290
Net realized gain (loss) on forward foreign currency exchange contracts	(2,807)
Net Realized Gain (Loss)	15,483
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	615,006
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(21,831)
Net Unrealized Appreciation (Depreciation)	593,175
Net Realized and Unrealized Gain (Loss) on Investments	608,658
Net Increase in Net Assets Resulting from Operations	669,754

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS
From March 25, 2011 (commencement of operations)
to April 30, 2011 (Unaudited)

Operations ($):
Investment income—net	61,096
Net realized gain (loss) on investments	15,483
Net unrealized appreciation (depreciation) on investments	593,175
Net Increase (Decrease) in Net Assets
Resulting from Operations	669,754
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	551,484
Class C Shares	502,000
Class I Shares	14,000,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	15,053,484
Total Increase (Decrease) in Net Assets	15,723,238
Net Assets ($):
Beginning of Period	—
End of Period	15,723,238
Undistributed investment income—net	61,096
Capital Share Transactions (Shares):
Class A
Shares sold	43,957
Class C
Shares sold	40,155
Class I
Shares sold	1,120,000

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from March 25, 2011 (commencement of operations) to April 30, 2011. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distrib-utions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment income—net[a]	.05	.04	.05
Net realized and unrealized
gain (loss) on investments	.51	.51	.51
Total from Investment Operations	.56	.55	.56
Net asset value, end of period	13.06	13.05	13.06
Total Return (%)[b]	4.48[c]	4.32[c]	4.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.83	4.59	3.58
Ratio of net expenses to average net assets[d]	1.65	2.40	1.40
Ratio of net investment income
to average net assets[d]	3.72	2.95	3.95
Portfolio Turnover Rate	4.08	4.08	4.08
Net Assets, end of period ($ x 1,000)	574	524	14,626

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund, which commenced operations on March 25, 2011. The fund’s investment objective seeks to maximize total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The fiscal year end of the fund is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C and 1,120,000 Class I shares of the fund.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the

14

exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,535,338	—	1,535,338
Equity Securities—
Foreign†	6,204,090	—	—	6,204,090
Foreign Government	—	7,059,733	—	7,059,733
Mutual Funds/
Exchange
Traded Funds	962,800	—	—	962,800
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	6,698	—	6,698
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(28,529)	—	(28,529)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/25/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		15,406,000	14,523,000	883,000		5.6

18

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normal declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions and extraordinary expenses) exceed 1.40% of the value of the fund’s average daily net assets.The expense reimbursement, pursuant to the undertaking, amounted to $34,058 during the period ended April 30, 2011.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $392 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $132 and $130, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $140 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $5 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

20

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $200 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $400 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $12,756, Rule 12b-1 distribution plan fees $319, shareholder services plan fees $214, custodian fees $200, chief compliance officer fees $400 and transfer agency per account fees $140, which are offset against an expense reimbursement currently in effect in the amount of $13,501.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2011, amounted to $14,804,673 and $587,244, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Argentine Peso,
Expiring 5/26/2011	1,210,000	294,906	294,552	(354)
Chilean Peso,
Expiring 5/26/2011	21,560,000	45,685	46,672	987
Ghanian Cedi,
Expiring 6/24/2011	140,000	91,086	91,580	494
Indonesian Rupiah,
Expiring 5/26/2011	783,490,000	90,212	91,033	821
Malaysian Ringgit,
Expiring 5/26/2011	140,000	46,467	47,167	700
Mexican New Peso,
Expiring 5/26/2011	1,080,000	92,241	93,584	1,343
Nigerian Naira,
Expiring 7/19/2011	3,500,000	22,152	22,050	(102)
Philippines Peso,
Expiring 5/26/2011	3,890,000	90,213	90,734	521
South Korean Won,
Expiring 5/26/2011	350,280,000	324,655	326,255	1,600

22

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring 5/26/2011	180,000	188,820	196,608	(7,788)
Colombian Peso,
Expiring 5/26/2011	163,000,000	92,229	92,157	72
Euro,
Expiring 5/26/2011	190,000	269,844	281,202	(11,358)
Euro,
Expiring 5/26/2011	190,000	272,275	281,202	(8,927)
Peruvian New Sol,
Expiring 5/26/2011	260,000	91,872	91,712	160
Gross Unrealized
Appreciation				6,698
Gross Unrealized
Depreciation				(28,529)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Forward contracts	1,864,367

At April 30, 2011, accumulated net unrealized appreciation on investments was $608,700, consisting of $676,792 gross unrealized appreciation and $68,092 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on December 14, 2010, the Board unanimously approved the fund’s Management Agreement, pursuant to which the Manager will provide the fund with investment management services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager. In approving the Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Agreement. The Board members also referenced information provided and discussions at previous meetings regarding the relationships the Manager has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members also considered the Manager’s research and portfolio management capabilities and the Manager’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution and the Manager’s policies and practices regarding soft dollars.

24

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. However, the Board reviewed the performance of another fund managed by the fund’s portfolio managers in a similar investment strategy. The Board discussed with representatives of the Manager the investment strategies to be employed in the management of the fund’s assets. The Board members noted the Manager’s reputation and experience with respect to similar funds.

The Board members reviewed the fund’s management fee and anticipated expense ratio and reviewed the management fees and expense ratios of funds in the Lipper Global Flexible Portfolio Funds category and the average and median management fee ranges in the Lipper Flexible Portfolio Funds category, as well as management fees and expense ratios of funds managed by the Manager or its affiliates in the Lipper Flexible Portfolio Funds category (the “Expense Group”).The fund’s contractual management fee was within the average and median management fee ranges for the funds in the Lipper Flexible Portfolio Funds category and within the average and median management fee ranges for the funds in the Lipper Global Flexible Portfolio Funds category. The fund’s estimated expense ratio (as limited through at least March 1, 2012 by agreement with the Manager and excluding Rule 12b-1 fees, shareholder service fees and certain other expenses) was higher than the average and median expense ratios of the funds in the Lipper Multi-Sector Income Funds.

Representatives of the Manager reviewed with the Board members the fees paid by other funds and accounts managed by the Manager or their affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, as applicable, in providing services to the Similar Accounts as com-

The Fund	25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

pared to the fund.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted the possibility of future soft dollar arrangements with respect to trading the fund’s portfo-lio.The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets.The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund’s Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by the Manager is adequate and appropriate, especially considering the Manager’s experience and reputation with respect to its investment approach and its experience and reputation with respect to investing in similar funds.

  The Board concluded that, since the fund had not yet commenced operations, its performance could not be measured and was not a fac- tor.The Board considered the Manager’s experience and reputation.

26

  The Board concluded that the fee to be paid by the fund to the Manager was reasonable, in light of the services to be provided, com- parative expense and advisory fee information, and benefits anticipated to be derived by the Manager from its relationship with the fund.

  The Board determined that because the fund had not commenced operations, economies of scale were not a factor, but, to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Agreement was in the best interests of the fund and its shareholders.

The Fund	27

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Total Return
Advantage Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2 A Letter from the Chairman and CEO

3 Discussion of Fund Performance

6 Understanding Your Fund’s Expenses

6 Comparing Your Fund’s Expenses With Those of Other Funds

7 Statement of Investments

25 Statement of Financial Futures

26 Statement of Securities Sold Short

27 Statement of Assets and Liabilities

28 Statement of Operations

29 Statement of Changes in Net Assets

31 Financial Highlights

34 Notes to Financial Statements

52 Information About the Renewal of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Total Return
Advantage Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Return Advantage Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan threatened the recovery, U.S. government securities generally weakened as investors looked forward to higher interest rates and sought opportunities in other areas of the financial markets, including higher-yielding fixed income securities.

We expect the global economy to continue to expand at a moderate rate. While our outlook suggests that lower-yielding sovereign bonds within many of the developed markets may remain out of favor among investors, we have continued to identify attractive opportunities among corporate-backed debt securities. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by David Kwan and Lowell Bennett, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Total Return Advantage Fund’s Class A shares achieved a total return of 0.25%, Class C shares returned –0.09% and Class I shares returned 0.43%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S.Aggregate Index (the “Index”), produced a total return of 0.02% for the same period.2

The world’s bond markets generally lost value in a recovering global economy as interest rates climbed in various parts of the world. Returns for the fund’s Class A and Class I shares were higher than the fund’s benchmark, mainly due to positive results from our currency and core bond strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return from capital appreciation and income.To pursue its goal, the fund normally invests primarily in fixed income securities and other instruments that provide exposure to fixed income, including those that provide exposure to currency markets.

We employ an active core bond strategy, focused on the U.S. investment grade markets, which typically accounts for the bulk of the fund’s returns. We also look to the developed global bond and currency markets for opportunities to add value based on relative value while managing for risk.The fund typically will invest in bonds rated investment grade or the unrated equivalent, but we may invest up to 30% of assets in securities rated below investment grade at the time of purchase and up to 30% of its assets in emerging markets, though we have not done so in the past and do not anticipate doing so at this time.

Bond Markets Struggled as Inflationary Pressures Mounted

The reporting period began soon after an upturn in global economic sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy. A more optimistic outlook was reinforced by better-than-expected economic data in Europe, strong corporate earnings growth across a number of regions, and rising commodity prices.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Inflation worries emanating from the emerging markets prompted a number of central banks, including those in China, India and Europe, to raise short-term interest rates. In addition, concerns intensified regarding the European sovereign debt crisis. Later in the reporting period, political uprisings in the Middle East and devastating natural and nuclear disasters in Japan added to global investors’ concerns.

All in all, these developments drove prices of most bonds broadly lower. Spread sectors generally outperformed treasuries, but the continuing, though anemic, recovery meant a broad increase in yields across nearly all sectors.This resulted in negative price returns which nearly offset all of the interest income and value added from the fund’s tactical positioning.

All Primary Strategies Supported Fund Results

All three of the fund’s primary value-added strategies supported its relative performance during the reporting period. Results from our currency strategy were driven by overweighted exposure to the Australian dollar and Swedish krona.Although underweighted positions in the Norwegian krone and New Zealand dollar were less successful, it was not enough to fully offset the currency strategy’s positive influence on fund performance.

Our core bond strategy, according to which the vast majority of fund assets are invested, benefited from positive signals from our term structure model, which prompted us at times to reduce exposure to global bonds with 10-year maturities and longer in favor of shorter-term securities. This positioning—along with a relatively short average duration for much of the reporting period—helped cushion the adverse impact of rising long-term interest rates. In addition, the sector allocation component of our core strategy produced favorable results through overweighted positions in corporate bonds and mortgage-backed securities.

Finally, our country allocation strategy added value to a smaller degree, primarily due to tactical shifts in the fund’s exposure to bonds denominated in the euro. However, the positive effects of this strategy were partly offset by more disappointing results stemming from overweighted exposure to U.S. bonds and an underweighted position in Japan.

Positioned for the Next Phase of the Economic Cycle

We manage the fund systematically based on fundamental economic relative value signals generated by our quantitative models, so it is worth

4

noting that the global economic recovery appears likely to continue, albeit anemically. The yield curve generally steepened as longer-term interest rates rose. However, based on our signals longer-term treasury securities remain somewhat overvalued.

As of the reporting period’s end, we have maintained the fund’s short duration position versus the benchmark continuing to favor shorter-term securities in anticipation of higher long-term interest rates. From a country allocation perspective, our models currently strongly favor the United States and to a lesser extent Australia, and we have maintained relatively light positions in the United Kingdom and Japan. Our currency strategy ended the reporting period with underweighted exposure to the U.S. dollar and British pound, and overweighted positions in the euro and Australian dollar.

May 16, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions and potentially less liquidity.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2012, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Return Advantage Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C and .55%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—114.1%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense—.2%
Boeing,
Sr. Unscd. Notes	3.75	11/20/16	75,000		79,789
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		39,697
					119,486
Agriculture—.5%
Altria Group,
Gtd. Notes	8.50	11/10/13	88,000		102,820
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000		72,015
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000		89,885
					264,720
Asset—Backed Certificates—.7%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.27	7/25/17	234,155	[a]	232,480
SLM Student Loan Trust,
Ser. 2003-7, Cl. A4	0.51	3/15/19	171,306	[a]	171,272
					403,752
Asset-Backed Ctfs./
Auto Receivables—.3%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	36,391		37,428
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	43,163		44,927
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	113,710		116,055
					198,410
Asset-Backed Ctfs./
Credit Cards—3.0%
Bank One Issuance Trust,
Ser. 2004-A7, Cl. A7	0.34	5/15/14	226,000	[a]	225,990
Capital One Multi-Asset Execution
Trust, Ser. 2004-A7, Cl. A7	0.46	6/16/14	761,000	[a]	761,155
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000		81,130
Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.26	6/16/14	114,000	[a]	113,880

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Credit Cards (continued)
Discover Card Master Trust I,
Ser. 2006-2, Cl. A2	0.25	1/16/14	318,000	[a]	317,906
MBNA Credit Card Master Note
Trust, Ser. 2002-A3, Cl. A3	0.46	9/15/14	200,000	[a]	200,211
					1,700,272
Asset-Backed Ctfs./
Home Equity Loans—.1%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	54,615	[a]	55,978
Automotive—.3%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	45,000		61,685
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000		111,779
					173,464
Banks—12.5%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000		68,045
Bank of America,
Sr. Unscd. Notes	4.88	1/15/13	350,000		369,061
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000		42,664
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000		43,207
Bank of America,
Sub. Notes	7.25	10/15/25	65,000		69,396
Bank of Nova Scotia,
Sr. Unscd. Notes	2.38	12/17/13	200,000		204,799
Barclays Bank,
Sr. Unscd. Notes	3.90	4/7/15	250,000		262,432
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	370,000		403,098
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	20,000		21,725
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	125,000		145,366
China Development Bank,
Sr. Unscd. Notes	4.75	10/8/14	25,000		26,902

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	31,791
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	53,967
Citigroup,
Sub. Notes	5.50	2/15/17	65,000	69,301
Citigroup,
Sr. Unscd. Notes	6.00	12/13/13	400,000	437,911
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	55,199
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	83,273
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	29,449
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	16,802
Corp Andina de Fomento,
Sr. Unscd. Notes	5.20	5/21/13	125,000	133,600
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	150,000	155,569
Deutsche Bank AG London,
Sr. Unscd. Notes	3.45	3/30/15	350,000	363,219
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	53,148
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	11,337
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	157,877
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	159,989
Export-Import
Bank of Korea,
Sr. Unscd. Notes	8.13	1/21/14	90,000	103,549
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	32,608
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	275,000	297,037
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	28,497

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	72,005
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	160,000	166,349
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	100,000	118,929
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	107,118
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	52,974
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	300,000	311,768
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	39,003
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	56,594
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	28,204
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	100,000	114,937
Landesbank Baden-Wuerttemberg,
Sub. Notes	6.35	4/1/12	215,000	224,432
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	4.13	7/15/13	25,000	26,791
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	100,000	105,079
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	175,000	181,417
Morgan Stanley,
Sr. Unscd. Notes	4.20	11/20/14	150,000	156,409
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000	89,477
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000	53,374
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000	165,575
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000	83,846

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	16,504
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	100,000	106,078
Royal Bank of Scotland,
Gtd. Notes, Ser. 2	3.40	8/23/13	250,000	257,332
Sovereign Bank,
Sub. Notes	8.75	5/30/18	50,000	59,472
Suntrust Banks,
Sr. Unscd. Notes	6.00	9/11/17	50,000	55,915
UBS,
Sr. Unscd. Notes	4.88	8/4/20	50,000	51,557
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	27,663
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000	21,263
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000	25,762
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000	61,438
Wells Fargo Capital X,
Gtd. Cap. Secs	5.95	12/1/86	20,000	20,049
Westpac Banking,
Sr. Unscd. Notes	4.20	2/27/15	350,000	370,720
				7,158,852
Building & Construction—.2%
CRH America,
Gtd. Notes	6.00	9/30/16	100,000	110,367
Chemicals-Fibers &
Diversified—.5%
Dow Chemical,
Sr. Unscd. Notes	5.90	2/15/15	100,000	112,545
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	100,000	115,079
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000	84,241
				311,865

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—7.2%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.07	11/10/42	200,000	[a]	207,300
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16, Cl. A4	5.72	6/11/40	250,000	[a]	276,793
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6, Cl. A2	6.46	10/15/36	420,904		432,580
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1, Cl. A3	5.38	2/15/40	250,000		264,740
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3, Cl. A3	5.82	6/15/38	100,000	[a]	111,015
GE Capital Commercial Mortgage,
Ser. 2005-C3, Cl. AAB	4.94	7/10/45	175,971		184,596
GS Mortgage Securities Corporation
II, Ser. 2004-GG2, Cl. A3	4.60	8/10/38	34,318		34,435
GS Mortgage Securities Corporation
II, Ser. 2005-GG4, Cl. A4	4.76	7/10/39	450,000		476,536
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	350,000	[a]	371,722
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	[a]	110,395
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	351,712		361,725
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		103,210
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.90	6/12/46	100,000	[a]	111,461
Morgan Stanley Capital I,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	341,173		352,269
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	[a]	113,821
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A2	5.20	11/14/42	314,849	[a]	325,351
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.49	3/12/44	65,000	[a]	65,321

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	75,239		76,444
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	17,909		18,038
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	150,000		152,020
					4,149,772
Consumer Discretionary—.2%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000		117,287
Diversified Financial Services—2.6%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	135,000		147,554
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	250,000		281,013
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000		16,967
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000		110,833
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000		11,437
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000		11,723
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	100,000		123,597
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	50,000		54,461
Credit Suisse USA,
Bank Gtd. Notes	6.50	1/15/12	100,000		104,199
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	65,000		71,310
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	105,000		106,554
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000		57,549
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	55,000	[b]	58,479

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial
Services (continued)
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	52,826
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	22,322
Merrill Lynch & Co.,
Notes	6.88	4/25/18	100,000	113,634
Simon Property Group,
Sr. Unscd. Notes	10.35	4/1/19	100,000	139,329
				1,483,787
Diversified Metals & Mining—.7%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000	31,384
BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	150,000	167,202
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000	108,445
Vale Overseas,
Gtd. Notes	6.25	1/23/17	35,000	39,677
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	53,824
				400,532
Electric Utilities—2.5%
Ameren Energy Generating,
Sr. Unscd. Notes, Ser. H	7.00	4/15/18	25,000	25,940
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	20,000	22,481
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000	59,362
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	52,751
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000	52,337
DTE Energy,
Sr. Unscd. Notes	7.05	6/1/11	75,000	75,347
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	50,000	52,014
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	111,896

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Electric Utilities (continued)
Enersis,
Sr. Unscd. Notes	7.40	12/1/16	75,000		87,525
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000		53,629
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000		55,685
Hydro-Quebec,
Gov’t. Gtd. Debs., Ser. I0	8.05	7/7/24	150,000		204,797
Hydro-Quebec,
Gov’t. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000		81,705
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000		59,283
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000		59,624
Nextra Energy Capital Holdings,
Gtd. Debs	7.88	12/15/15	100,000		119,853
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000		53,249
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000		50,083
Southern California Edison,
First Mortgage Bonds,
Ser. 05-A	5.00	1/15/16	35,000		38,674
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000		54,162
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000		63,798
					1,434,195
Food & Beverages—1.1%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.13	1/15/15	100,000		107,110
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000		115,981
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000		93,862
H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000	[a]	50,609
Kellogg,
Sr. Unscd. Notes	5.13	12/3/12	100,000		106,739

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Food & Beverages (continued)
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000	113,664
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	26,113
				614,078
Foreign/Governmental—3.0%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	114,250
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	75,000	114,000
KFW,
Gov’t Gtd. Notes	2.75	9/8/20	200,000	189,477
KFW,
Gov’t Gtd. Bonds	4.00	1/27/20	200,000	210,661
Oesterreichische Kontrollbank,
Govt. Gtd. Bonds	4.75	10/16/12	250,000	265,338
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,633
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000	168,809
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	150,000	197,330
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	50,000	67,965
Republic of Chile,
Sr. Unscd. Bonds	7.13	1/11/12	110,000	115,060
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	50,000	50,980
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	50,000	57,751
Republic of Peru,
Sr. Unscd. Bonds	8.75	11/21/33	36,000	46,458
United Mexican States,
Sr. Unscd. Notes	5.95	3/19/19	56,000	63,196
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	57,675
				1,724,583

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care—1.8%
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000		56,445
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000		17,140
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	25,000		27,823
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000		11,587
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	30,000		34,754
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	18,000		19,883
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	100,000		113,618
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000		106,421
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000	[a]	59,743
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000		63,357
Teva
Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	350,000		357,898
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000		29,068
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000		111,075
					1,008,812
Industrial—.5%
Deere & Co.
Sr. Unscd. Notes	4.38	10/16/19	120,000		126,498
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	100,000		109,741
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000		51,590
					287,829

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media—1.7%
Comcast Cable Holdings,
Gtd. Notes	9.80	2/1/12	25,000	26,670
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	34,544
Comcast,
Gtd. Notes	6.45	3/15/37	50,000	53,247
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	22,540
DIRECTV Holdings,
Gtd. Notes	3.55	3/15/15	145,000	150,246
DIRECTV Holdings,
Gtd. Notes	4.75	10/1/14	200,000	217,066
Discovery Communications,
Gtd. Notes	3.70	6/1/15	140,000	146,275
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	11,175
News America,
Gtd. Notes	6.15	3/1/37	110,000	112,776
Time Warner Cable,
Gtd. Debs	6.75	6/15/39	110,000	119,956
Time Warner,
Gtd. Debs	6.10	7/15/40	75,000	76,604
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	24,056
				995,155
Municipal Bonds—.2%
California,
GO (Various Purpose)	5.45	4/1/15	20,000	21,330
California,
GO (Build America Bonds)	7.30	10/1/39	50,000	54,959
California,
GO (Build America Bonds)	7.55	4/1/39	20,000	22,687
				98,976
Oil & Gas—2.0%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	111,828
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	58,622

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oil & Gas (continued)
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	27,202
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	95,072
Nabors Industries,
Gtd. Notes	9.25	1/15/19	75,000	96,514
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	25,759
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	37,662
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	26,796
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	56,689
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	58,198
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	27,580
Total Capital,
Gtd. Notes	3.00	6/24/15	400,000	413,228
Transocean,
Gtd. Notes	6.00	3/15/18	90,000	98,994
				1,134,144
Paper & Paper Related—.2%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	121,731
Pipelines—.9%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	39,274
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000	110,916
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	55,780
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	60,000	59,119
Oneok,
Sr. Unscd. Notes	6.00	6/15/35	45,000	44,466

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pipelines (continued)
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	63,369
Williams Partners,
Sr. Unscd. Notes	3.80	2/15/15	150,000	157,210
				530,134
Property & Casualty Insurance—1.0%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	16,812
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000	61,267
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000	50,360
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000	52,296
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000	55,889
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000	53,909
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	51,062
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	50,000	58,597
MetLife,
Jr. Sub. Debs	10.75	8/1/69	50,000	70,685
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	17,422
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	50,030
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	22,402
				560,731
Retail—1.0%
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	112,010
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	111,870
McDonald’s,
Sr. Unscd. Notes	5.35	3/1/18	75,000	84,386

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Retail (continued)
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000		57,542
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	210,000		205,595
					571,403
Technology—.8%
Fiserv,
Gtd. Notes	6.13	11/20/12	130,000		139,517
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	[a]	110,775
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		115,337
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		113,949
					479,578
Telecommunications—2.5%
America Movil,
Gtd. Notes	6.38	3/1/35	10,000		10,938
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	170,000	[b]	159,854
AT&T,
Gtd. Notes	8.00	11/15/31	6,000	[a]	7,749
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000		53,458
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000		29,080
France Telecom,
Sr. Unscd. Notes	2.13	9/16/15	350,000		347,321
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	25,000		26,829
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000		106,580
Telefonica Emisiones,
Gtd. Notes	3.73	4/27/15	350,000		359,372
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000		54,307
Verizon Global Funding,
Sr. Unscd. Notes	4.38	6/1/13	25,000		26,623

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications (continued)
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	52,768
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	150,000	169,912
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000	54,712
				1,459,503
Transportation—.4%
Burlington Northern Santa Fe,
Sr. Unscd. Debs	7.95	8/15/30	50,000	64,477
Burlington Northern Sante Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000	84,801
Norfolk Southern,
Sr. Unscd. Bonds	7.90	5/15/97	50,000	63,687
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	21,526
				234,491
U.S. Government Agencies—3.7%
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	2,000,000[c]	2,095,272
U.S. Government Agencies/
Mortgage-Backed—47.1%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19—8/1/25			547,107[c]	580,558
4.96%, 6/1/38			176,523[a,c]	187,521
5.00%, 11/1/19—7/1/35			486,015[c]	519,887
5.50%, 12/1/27—9/1/38			2,036,885[c]	2,192,174
5.63%, 2/1/37			29,468[a,c]	31,653
5.72%, 2/1/37			28,649[a,c]	30,340
5.88%, 1/1/37			26,996[a,c]	28,557
6.00%, 10/1/19—9/1/34			119,538[c]	130,698
6.50%, 8/1/12—8/1/32			467,553[c]	527,092
7.00%, 1/1/36			81,764[c]	94,223
Federal National Mortgage Association:
3.00%			1,510,000[c,d]	1,490,181
3.50%			1,920,000[c,d]	1,939,588
4.00%			1,930,000[c,d]	1,938,926
4.50%			3,010,000[c,d]	3,136,766
5.00%			1,018,000[c,d]	1,075,601

22

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—4.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,629,000)	2,629,000[f]	2,629,000

Total Investments (cost $66,029,156)	118.9%	68,119,331
Liabilities, Less Cash and Receivables	(18.9%)	(10,849,308)
Net Assets	100.0%	57,270,023

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, these securities were valued at $218,333 or .4% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
d Purchased on a forward commitment basis.
e Held by a broker as collateral for open financial futures positions.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
U.S. Government & Agencies	65.5	Foreign/Governmental	3.0
Corporate Bonds	34.1	Municipal Bonds	.2
Asset/Mortgage-Backed	11.3
Short-Term/Money Market Investments	4.8		118.9

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES
April 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2011($)
Financial Futures Long
Australian 10 Year Bonds	19	2,168,177	June 2011	14,122
Euro-Bobl	16	2,735,505	June 2011	15,807
Euro-Bund	3	547,089	June 2011	1,910
U.S. Treasury 2 Year Notes	19	4,163,375	June 2011	10,882
U.S. Treasury 5 year Notes	18	2,132,438	June 2011	21,066
U.S. Treasury 10 Year Notes	64	7,753,000	June 2011	151,506
Financial Futures Short
Canadian 10 Year Bonds	2	(256,310)	June 2011	(3,091)
Euro-Bund	13	(2,370,720)	June 2011	(28,605)
Euro-Schatz	21	(3,343,132)	June 2011	(5,282)
Long Gilt	16	(3,180,038)	June 2011	(43,369)
Japanese 10 Year Mini Bond	13	(2,244,158)	June 2011	(15,526)
U.S. Treasury 5 year Notes	41	(4,857,219)	June 2011	(66,797)
U.S. Treasury 10 year Notes	31	(3,755,359)	June 2011	(33,284)
U.S. Treasury 30 Year Bonds	2	(244,750)	June 2011	(5,254)
Gross Unrealized Appreciation				215,293
Gross Unrealized Depreciation				(201,208)

See notes to financial statements.

The Fund	25

STATEMENT OF SECURITIES SOLD SHORT
April 30, 2011 (Unaudited)

	Principal
Bonds and Notes	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
4.50%	70,000[a,b]	73,806
Federal National Mortgage Association:
5.50%	140,000[a,b]	151,834
5.50%	700,000[a,b]	753,484
6.00%	240,000[a,b]	261,788
6.50%	470,000[a,b]	528,677
Total Securities Sold Short
(Proceeds $1,755,281)		1,769,589

a The Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	63,400,156	65,490,331
Affiliated issuers	2,629,000	2,629,000
Cash		13,661
Cash on initial margin—Note 4		1,321,377
Receivable from broker for proceeds on securities sold short		1,755,281
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		521,879
Dividends and interest receivable		470,824
Receivable for investment securities sold		100,806
Receivable for shares of Common Stock subscribed		5,734
Receivable for futures variation margin—Note 4		5,029
Prepaid expenses		28,993
		72,342,915
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		34,237
Payable for open mortgage-backed dollar rolls—Note 4		10,996,548
Payable for investment securities purchased		1,758,055
Securities Sold Short, at value (proceeds $1,755,281)—See
Statement of Securities Sold Short—Note 4		1,769,589
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		377,990
Payable for shares of Common Stock redeemed		88,757
Accrued expenses		47,716
		15,072,892
Net Assets ($)		57,270,023
Composition of Net Assets ($):
Paid-in capital		55,454,560
Accumulated undistributed investment income—net		390,773
Accumulated net realized gain (loss) on investments		(826,123)
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions and securities sold short (including
$14,085 net unrealized appreciation on financial futures)		2,250,813
Net Assets ($)		57,270,023

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	40,126,804	7,571,832	9,571,387
Shares Outstanding	3,002,821	569,765	715,254
Net Asset Value Per Share ($)	13.36	13.29	13.38

See notes to financial statements.

The Fund	27

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	933,854
Dividends;
Affiliated issuers	5,182
Total Income	939,036
Expenses:
Management fee—Note 3(a)	136,422
Shareholder servicing costs—Note 3(c)	89,665
Distribution fees—Note 3(b)	32,624
Auditing fees	22,732
Prospectus and shareholders’ reports	14,358
Registration fees	13,755
Custodian fees—Note 3(c)	8,342
Directors’ fees and expenses—Note 3(d)	1,448
Legal fees	580
Loan commitment fees—Note 2	417
Miscellaneous	37,203
Total Expenses	357,546
Less—reduction in management fee due to undertaking—Note 3(a)	(91,751)
Less—reduction in fees due to earnings credits—Note 3(c)	(33)
Net Expenses	265,762
Investment Income—Net	673,274
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	25,933
Short sale transactions	640
Net realized gain (loss) on financial futures	(57,286)
Net realized gain (loss) on forward foreign currency exchange contracts	133,839
Net Realized Gain (Loss)	103,126
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(818,143)
Net unrealized appreciation (depreciation) on financial futures	(30,938)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	39,456
Net unrealized appreciation (depreciation) on securities sold short	(8,902)
Net Unrealized Appreciation (Depreciation)	(818,527)
Net Realized and Unrealized Gain (Loss) on Investments	(715,401)
Net (Decrease) in Net Assets Resulting from Operations	(42,127)

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	673,274	1,522,241
Net realized gain (loss) on investments	103,126	2,240,935
Net unrealized appreciation
(depreciation) on investments	(818,527)	1,402,785
Net Increase (Decrease) in Net Assets
Resulting from Operations	(42,127)	5,165,961
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(677,728)	(1,363,911)
Class C Shares	(111,751)	(227,909)
Class I Shares	(116,351)	(162,710)
Net realized gain on investments:
Class A Shares	(1,833,450)	(695,283)
Class C Shares	(371,291)	(153,314)
Class I Shares	(306,422)	(90,128)
Total Dividends	(3,416,993)	(2,693,255)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,651,075	30,872,674
Class C Shares	759,451	9,355,826
Class I Shares	3,826,043	9,055,449
Dividends reinvested:
Class A Shares	2,392,115	1,975,470
Class C Shares	357,160	279,604
Class I Shares	331,514	147,179
Cost of shares redeemed:
Class A Shares	(17,606,337)	(31,435,932)
Class C Shares	(3,909,875)	(6,383,709)
Class I Shares	(1,660,853)	(3,952,794)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,859,707)	9,913,767
Total Increase (Decrease) in Net Assets	(9,318,827)	12,386,473
Net Assets ($):
Beginning of Period	66,588,850	54,202,377
End of Period	57,270,023	66,588,850
Undistributed investment income—net	390,773	623,329

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	713,719	2,265,276
Shares issued for dividends reinvested	182,355	148,626
Shares redeemed	(1,316,861)	(2,304,265)
Net Increase (Decrease) in Shares Outstanding	(420,787)	109,637
Class C
Shares sold	56,723	694,307
Shares issued for dividends reinvested	27,362	21,152
Shares redeemed	(292,942)	(472,901)
Net Increase (Decrease) in Shares Outstanding	(208,857)	242,558
Class I
Shares sold	286,685	667,352
Shares issued for dividends reinvested	25,276	11,026
Shares redeemed	(123,921)	(290,861)
Net Increase (Decrease) in Shares Outstanding	188,040	387,517

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2011			Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	14.09	13.59	12.12	12.62	12.79	12.50
Investment Operations:
Investment income—net[b]	.15	.35	.37	.52	.56	.32
Net realized and unrealized
gain (loss) on investments	(.13)	.78	1.44	(.48)	(.11)	.16
Total from Investment Operations	.02	1.13	1.81	.04	.45	.48
Distributions:
Dividends from
investment income—net	(.20)	(.41)	(.34)	(.54)	(.53)	(.19)
Dividends from net realized
gain on investments	(.55)	(.22)	—	—	(.09)	—
Total Distributions	(.75)	(.63)	(.34)	(.54)	(.62)	(.19)
Net asset value, end of period	13.36	14.09	13.59	12.12	12.62	12.79
Total Return (%)[c]	.25[d]	8.74	15.15	.21	3.57	3.86[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[e]	1.14	1.40	1.90	2.01	3.32[e]
Ratio of net expenses
to average net assets	.80[e]	.87	.90	.90	.89	.88[e]
Ratio of net investment income
to average net assets	2.29[e]	2.58	2.87	4.16	4.45	3.99[e]
Portfolio Turnover Rate[f]	192.02[d]	350.15	377.79	120.92	75.04	104.30[d]
Net Assets, end of period
($ x 1,000)	40,127	48,236	45,046	14,026	10,512	10,006

a From March 15, 2006 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2011,
October 31, 2010, 2009, 2008, 2007 and 2006, were 78.25%, 182.13%, 211.99%, 87.59%, 51.54%
and 101.24%, respectively.

See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2011			Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	14.02	13.53	12.08	12.58	12.77	12.50
Investment Operations:
Investment income—net[b]	.10	.25	.27	.41	.47	.25
Net realized and unrealized
gain (loss) on investments	(.13)	.78	1.44	(.47)	(.13)	.17
Total from Investment Operations	(.03)	1.03	1.71	(.06)	.34	.42
Distributions:
Dividends from
investment income—net	(.15)	(.32)	(.26)	(.44)	(.44)	(.15)
Dividends from net realized
gain on investments	(.55)	(.22)	—	—	(.09)	—
Total Distributions	(.70)	(.54)	(.26)	(.44)	(.53)	(.15)
Net asset value, end of period	13.29	14.02	13.53	12.08	12.58	12.77
Total Return (%)[c]	(.09)[d]	7.96	14.32	(.55)	2.73	3.41[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.88[e]	1.93	2.20	2.75	2.79	4.12[e]
Ratio of net expenses
to average net assets	1.55[e]	1.62	1.65	1.65	1.64	1.61[e]
Ratio of net investment income
to average net assets	1.53[e]	1.81	2.11	3.40	3.71	3.28[e]
Portfolio Turnover Rate[f]	192.02[d]	350.15	377.79	120.92	75.04	104.30[d]
Net Assets, end of period
($ x 1,000)	7,572	10,916	7,256	2,726	1,044	985

a From March 15, 2006 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2011,
October 31, 2010, 2009, 2008, 2007 and 2006, were 78.25%, 182.13%, 211.99%, 87.59%, 51.54%
and 101.24%, respectively.

See notes to financial statements.

32

Six Months Ended
April 30, 2011			Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value,
beginning of period	14.11	13.61	12.13	12.62	12.80	12.50
Investment Operations:
Investment income—net[c]	.17	.40	.40	.56	.59	.33
Net realized and unrealized
gain (loss) on investments	(.14)	.77	1.44	(.48)	(.12)	.17
Total from Investment Operations	.03	1.17	1.84	.08	.47	.50
Distributions:
Dividends from
investment income—net	(.21)	(.45)	(.36)	(.57)	(.56)	(.20)
Dividends from net realized
gain on investments	(.55)	(.22)	—	—	(.09)	—
Total Distributions	(.76)	(.67)	(.36)	(.57)	(.65)	(.20)
Net asset value, end of period	13.38	14.11	13.61	12.13	12.62	12.80
Total Return (%)	.43[d]	9.00	15.38	.54	3.75	4.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[e]	.86	1.13	1.64	1.78	3.08[e]
Ratio of net expenses
to average net assets	.55[e]	.62	.65	.65	.64	.63[e]
Ratio of net investment income
to average net assets	2.57[e]	2.85	3.12	4.41	4.70	4.25[e]
Portfolio Turnover Rate[f]	192.02[d]	350.15	377.79	120.92	75.04	104.30[d]
Net Assets, end of period
($ x 1,000)	9,571	7,437	1,901	602	599	577

a Effective June 1, 2007, Class R shares were redesignated to Class I shares.
b From March 15, 2006 (commencement of operations) to October 31, 2006.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2011,
October 31, 2010, 2009, 2008, 2007 and 2006, were 78.25%, 182.13%, 211.99%, 87.59%, 51.54%
and 101.24%, respectively.

See notes to financial statements.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Return Advantage Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund.The fund’s investment objective is to seek maximize total return through capital appreciation and income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

34

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

36

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	2,358,412	—	2,358,412
Commercial
Mortgage-Backed	—	4,149,772	—	4,149,772
Corporate Bonds†	—	19,572,144	—	19,572,144
Foreign Government	—	1,724,583	—	1,724,583
Municipal Bonds	—	98,976	—	98,976
Mutual Funds	2,629,000	—	—	2,629,000
U.S. Government
Agencies/
Mortgage-Backed	—	29,046,628	—	29,046,628
U.S. Treasury	—	8,539,816	—	8,539,816
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	521,879	—	521,879
Futures††	215,293	—	—	215,293
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(377,990)	—	(377,990)
Futures††	(201,208)	—	—	(201,208)
Securities
Sold Short:†††	—	1,769,589	—	1,769,589

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.
††† See Statement of Securities Sold Short for additional detailed categorizations.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

38

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2010 ($)	Purchases ($)	Sales ($)	4/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,821,000	17,504,000	19,696,000	2,629,000	4.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 29, 2011 the Board of Directors declared a cash dividend of $.123, $.098 and $.132 per share, from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 2, 2011 (ex-dividend date), to shareholders of record as of the close of business on April 29, 2011.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $2,137,160 and long-term capital gains $556,095.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.The

40

Manager has undertaken from November 1, 2010 through March 1, 2012, that, if the fund’s aggregate expenses (exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, commitment fees on borrowings, shareholder services plan fees and extraordinary expenses) exceed an annual rate of .55% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $91,751 during the period ended April 30, 2011.

During the period ended April 30, 2011, the Distributor retained $763 from commissions earned on sales of the fund’s Class A shares and $2,608 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $32,624 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $54,874 and $10,875, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $4,994 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $472 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $33.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $8,342 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,181, Rule 12b-1 distribution plan fees $4,686, shareholder services plan fees $9,894, custodian fees $8,306, chief compliance officer fees $2,481 and transfer agency per account fees $983, which are offset against an expense reimbursement currently in effect in the amount of $13,294.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

42

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities and securities sold short, excluding short-term securities, financial futures and forward contracts during the period ended April 30, 2011, of which $76,998,898 in purchases and $77,138,931 in sales were from mortgage dollar roll transactions:

	Purchases ($)	Sales ($)
Long transactions	129,952,890	137,405,088
Short sale transactions	56,086,994	53,601,789
Total	186,039,884	190,338,277

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2011, and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The following tables show the fund’s exposure to different types of market risk as it relates to the statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of April 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	215,293	Interest rate risk[1]	(201,208)
Foreign exchange risk[2]	521,879	Foreign exchange risk[3]	(377,990)
Gross fair value of
derivatives contracts	737,172		(579,198)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation(depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Interest rate	(57,286)	—	(57,286)
Foreign exchange	—	133,839	133,839
Total	(57,286)	133,839	76,553

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Interest rate	(30,938)	—	(30,938)
Foreign exchange	—	39,456	39,456
Total	(30,938)	39,456	8,518

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents

44

a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/15/2011	1,631,066	1,624,186	1,776,749	152,563
Australian Dollar,
Expiring 6/15/2011	67,200	67,919	73,202	5,283
Australian Dollar,
Expiring 6/15/2011	319,000	324,872	347,492	22,620
Australian Dollar,
Expiring 6/15/2011	4,794	4,913	5,222	309
Australian Dollar,
Expiring 6/15/2011	195,216	211,467	212,652	1,185
Australian Dollar,
Expiring 6/15/2011	171,681	186,347	187,015	668
Canadian Dollar,
Expiring 6/15/2011	88,866	91,505	93,815	2,310
Canadian Dollar,
Expiring 6/15/2011	60,255	62,339	63,611	1,272
Canadian Dollar,
Expiring 6/15/2011	41,045	42,481	43,331	850
Canadian Dollar,
Expiring 6/15/2011	143,960	149,872	151,979	2,107
Canadian Dollar,
Expiring 6/15/2011	131,600	136,517	138,930	2,413
Canadian Dollar,
Expiring 6/15/2011	37,600	39,095	39,694	599
Canadian Dollar,
Expiring 6/15/2011	199,936	209,715	211,072	1,357
Canadian Dollar,
Expiring 6/15/2011	88,352	92,523	93,273	750
Euro,
Expiring 6/15/2011	32,148	44,665	47,552	2,887
Euro,
Expiring 6/15/2011	286,443	399,494	423,695	24,201
Euro,
Expiring 6/15/2011	124,000	173,319	183,416	10,097
Euro,
Expiring 6/15/2011	62,400	88,287	92,299	4,012
Euro,
Expiring 6/15/2011	259,600	368,338	383,990	15,652

46

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Euro,
Expiring 6/15/2011	138,150	195,908	204,346	8,438
Euro,
Expiring 6/15/2011	61,400	86,930	90,821	3,891
Euro,
Expiring 6/15/2011	434,000	613,034	641,956	28,922
Euro,
Expiring 6/15/2011	333,008	468,920	492,573	23,653
Euro,
Expiring 6/15/2011	82,992	116,842	122,759	5,917
Euro,
Expiring 6/15/2011	72,600	103,671	107,387	3,716
Euro,
Expiring 6/15/2011	210,540	300,435	311,422	10,987
Euro,
Expiring 6/15/2011	441,471	629,945	653,007	23,062
Euro,
Expiring 6/15/2011	3,471	5,136	5,134	(2)
Euro,
Expiring 6/15/2011	1,820	2,695	2,692	(3)
Euro,
Expiring 6/15/2011	7,709	11,411	11,402	(9)
Japanese Yen,
Expiring 6/15/2011	4,067,746	49,784	50,159	375
Japanese Yen,
Expiring 6/15/2011	10,265,423	126,020	126,581	561
Norwegian Krone,
Expiring 6/15/2011	397,771	72,407	75,596	3,189
Norwegian Krone,
Expiring 6/15/2011	1,784,337	337,583	339,111	1,528
Swedish Krona,
Expiring 6/15/2011	16,408	2,577	2,708	131
Swedish Krona,
Expiring 6/15/2011	4,854,080	757,947	801,249	43,302
Swedish Krona,
Expiring 6/15/2011	3,719,423	583,718	613,954	30,236
Swedish Krona,
Expiring 6/15/2011	7,665	1,202	1,265	63
Swedish Krona,
Expiring 6/15/2011	97,335	15,270	16,067	797
Swedish Krona,
Expiring 6/15/2011	1,932,000	302,831	318,910	16,079

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Swedish Krona,
Expiring 6/15/2011	96,288	15,169	15,894	725
Swedish Krona,
Expiring 6/15/2011	533,360	83,939	88,040	4,101
Swedish Krona,
Expiring 6/15/2011	69,504	11,369	11,473	104
Swedish Krona,
Expiring 6/15/2011	96,384	15,738	15,910	172
Swiss Franc,
Expiring 6/15/2011	82,815	89,329	95,767	6,438
Swiss Franc,
Expiring 6/15/2011	9,271	10,049	10,721	672
Swiss Franc,
Expiring 6/15/2011	155,104	172,188	179,363	7,175
Swiss Franc,
Expiring 6/15/2011	75,200	83,348	86,961	3,613
Swiss Franc,
Expiring 6/15/2011	162,000	177,304	187,338	10,034
Swiss Franc,
Expiring 6/15/2011	121,475	131,604	140,474	8,870
Swiss Franc,
Expiring 6/15/2011	21,930	23,709	25,360	1,651
Swiss Franc,
Expiring 6/15/2011	420,000	464,066	485,690	21,624
Sales:		Proceeds ($)
Australian Dollar,
Expiring 6/15/2011	177,725	177,809	193,599	(15,790)
Australian Dollar,
Expiring 6/15/2011	95,259	97,082	103,767	(6,685)
Australian Dollar,
Expiring 6/15/2011	51,706	55,198	56,324	(1,126)
British Pound,
Expiring 6/15/2011	7,725	12,437	12,895	(458)
British Pound,
Expiring 6/15/2011	318,400	511,446	531,503	(20,057)
British Pound,
Expiring 6/15/2011	35,700	58,004	59,594	(1,590)
British Pound,
Expiring 6/15/2011	60,200	96,929	100,491	(3,562)
British Pound,
Expiring 6/15/2011	35,312	56,464	58,946	(2,482)
British Pound,
Expiring 6/15/2011	174,580	284,323	291,425	(7,102)

48

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound,
Expiring 6/15/2011	60,200	98,113	100,491	(2,378)
British Pound,
Expiring 6/15/2011	369,000	603,240	615,969	(12,729)
British Pound,
Expiring 6/15/2011	233,392	379,082	389,600	(10,518)
British Pound,
Expiring 6/15/2011	38,600	62,713	64,435	(1,722)
British Pound,
Expiring 6/15/2011	258,440	425,483	431,412	(5,929)
British Pound,
Expiring 6/15/2011	82,355	135,635	137,475	(1,840)
British Pound,
Expiring 6/15/2011	92,643	152,264	154,648	(2,384)
British Pound,
Expiring 6/15/2011	167,226	278,238	279,149	(911)
British Pound,
Expiring 6/15/2011	39,480	65,667	65,904	(237)
British Pound,
Expiring 6/15/2011	75,294	125,233	125,688	(455)
Canadian Dollar,
Expiring 6/15/2011	77,046	80,945	81,337	(392)
Japanese Yen,
Expiring 6/15/2011	14,815,536	183,265	182,689	576
Japanese Yen,
Expiring 6/15/2011	12,761,000	157,369	157,355	14
Japanese Yen,
Expiring 6/15/2011	4,868,134	59,621	60,028	(407)
Japanese Yen,
Expiring 6/15/2011	1,358,920	16,647	16,756	(109)
Japanese Yen,
Expiring 6/15/2011	401,472	4,734	4,951	(217)
Japanese Yen,
Expiring 6/15/2011	2,223,840	26,384	27,422	(1,038)
Japanese Yen,
Expiring 6/15/2011	763,900	8,995	9,419	(424)
Japanese Yen,
Expiring 6/15/2011	2,215,310	26,105	27,317	(1,212)
Norwegian Krone,
Expiring 6/15/2011	3,596,422	644,497	683,496	(38,999)
Norwegian Krone,
Expiring 6/15/2011	4,170,868	743,881	792,668	(48,787)

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Norwegian Krone,
Expiring 6/15/2011	871,380	154,473	165,604	(11,131)
Norwegian Krone,
Expiring 6/15/2011	68,620	12,182	13,041	(859)
Norwegian Krone,
Expiring 6/15/2011	272,800	47,994	51,845	(3,851)
Norwegian Krone,
Expiring 6/15/2011	565,200	99,810	107,415	(7,605)
Norwegian Krone,
Expiring 6/15/2011	188,400	33,076	35,805	(2,729)
Norwegian Krone,
Expiring 6/15/2011	169,000	30,254	32,118	(1,864)
Norwegian Krone,
Expiring 6/15/2011	50,700	9,060	9,635	(575)
Norwegian Krone,
Expiring 6/15/2011	2,427,000	433,353	461,249	(27,896)
Norwegian Krone,
Expiring 6/15/2011	73,543	13,767	13,976	(209)
Norwegian Krone,
Expiring 6/15/2011	53,033	9,947	10,078	(131)
New Zealand Dollar,
Expiring 6/15/2011	180,681	132,813	145,734	(12,921)
New Zealand Dollar,
Expiring 6/15/2011	277,662	203,900	223,958	(20,058)
New Zealand Dollar,
Expiring 6/15/2011	175,203	128,412	141,316	(12,904)
New Zealand Dollar,
Expiring 6/15/2011	95,200	69,189	76,787	(7,598)
New Zealand Dollar,
Expiring 6/15/2011	4,270	3,074	3,444	(370)
New Zealand Dollar,
Expiring 6/15/2011	49,600	35,617	40,007	(4,390)
New Zealand Dollar,
Expiring 6/15/2011	148,800	106,769	120,019	(13,250)
New Zealand Dollar,
Expiring 6/15/2011	20,700	15,472	16,696	(1,224)
New Zealand Dollar,
Expiring 6/15/2011	16,100	12,017	12,986	(969)
New Zealand Dollar,
Expiring 6/15/2011	9,200	6,858	7,421	(563)
New Zealand Dollar,
Expiring 6/15/2011	509,000	382,463	410,551	(28,088)

50

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
New Zealand Dollar,
Expiring 6/15/2011	71,190	54,504	57,420	(2,916)
New Zealand Dollar,
Expiring 6/15/2011	12,852	9,825	10,366	(541)
New Zealand Dollar,
Expiring 6/15/2011	24,570	18,794	19,817	(1,023)
Swedish Krona,
Expiring 6/15/2011	144,858	22,873	23,911	(1,038)
Swedish Krona,
Expiring 6/15/2011	719,800	113,475	118,815	(5,340)
Swedish Krona,
Expiring 6/15/2011	483,295	79,904	79,776	128
Swiss Franc,
Expiring 6/15/2011	1,175	1,300	1,358	(58)
Swiss Franc,
Expiring 6/15/2011	174,460	190,073	201,746	(11,673)
Swiss Franc,
Expiring 6/15/2011	186,304	212,422	215,442	(3,020)
Swiss Franc,
Expiring 6/15/2011	338,603	387,920	391,562	(3,642)
Gross Unrealized
Appreciation				521,879
Gross Unrealized
Depreciation				(377,990)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Interest rate futures contracts	36,030,151
Forward contracts	12,290,821

At April 30, 2011, accumulated net unrealized appreciation on investments was $2,090,175, consisting of $2,244,548 gross unrealized appreciation and $154,373 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	51

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

52

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the two-year period when the fund’s performance was below the Performance Group and Performance Universe medians.

The Board also noted that the fund’s yield performance was at or below the Performance Group and Performance Universe medians for the one-year periods ended December 31st from 2007 to 2010. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Fund	53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and approximated the Expense Universe median.

A representative of Dreyfus noted that Dreyfus has undertaken, until March 1, 2012, that, if the aggregate direct expenses of the fund, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, shareholder servicing fees and Rule 12b-1 fees, but including the management fee, exceed .55 of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on

54

Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

The Fund	55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

56

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Global Alpha Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
54	Statement of Financial Futures
55	Statement of Assets and Liabilities
56	Statement of Operations
57	Statement of Changes in Net Assets
59	Financial Highlights
62	Notes to Financial Statements
91	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Global Alpha Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Alpha Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Vassilis Dagioglu, James Stavena, Torrey Zaches and Joseph Miletich, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Global Alpha Fund’s Class A shares produced a total return of 8.78%, Class C shares returned 8.38% and Class I shares returned 9.09%.1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index 1+ World Index (half-hedged), produced a total return of 7.53% for the same period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) produced a total return of 13.17%, and the Citigroup World Government Bond Index 1+ World Index (half-hedged) produced a –0.55% total return for the same period.

The world’s stock markets rallied as an economic recovery gained momentum, while bonds mostly lost value amid rising interest rates. The fund’s returns were higher than its benchmark, with all four alpha sources producing positive returns.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide investment exposure to global stock, bond and currency markets and fixed-income securities. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Canada, Japan,Australia and many Western European countries.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Greater Economic Confidence Fueled Market Rallies

The reporting period began soon after a dramatic upturn in global economic sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy.A more optimistic outlook was reinforced by better-than-expected economic data in Europe and robust corporate earnings growth across a number of regions.

These developments drove stock prices broadly higher, while sovereign bonds moved lower. Inflation worries in emerging markets prompted investors to turn more of their focus to developed equity markets in Europe and the United States.Among bonds, corporate-backed securities generally fared better than government securities. The U.S. dollar weakened against most other currencies when central banks in some regions, including Europe, raised short-term interest rates.

The global stock market rally was interrupted in February, when political unrest in the Middle East led to higher energy prices, and again in March when an earthquake and tsunami in Japan threatened one of the world’s largest economies. However, most stock markets recovered quickly from these setbacks.

All Alpha Sources Supported Relative Performance

Our quantitative models performed well during the reporting period, providing positive contributions to relative performance stemming from our active currency decisions, assessments of relative values among the world’s bond markets, assessments of relative values among global stock markets and relative values between stocks and bonds.

Our active currency strategy produced the strongest results. Overweight allocations to commodities-oriented markets, such as the Australian and Canadian dollars, and a commensurately underweighted position in the U.S. dollar fared well as commodity prices surged higher.An underweighted position in the Norwegian krone subtracted value, the effects of which were largely offset by overweighted exposure to the Swedish krona.

The fund’s emphasis on equities over bonds proved beneficial during the reporting period as corporate earnings grew. In global bond markets, underweighted exposure to the United Kingdom added value when the U.K. economy weakened, and an underweighted position in Japanese bonds helped protect the fund from market dislocations after the country’s disasters. Overweighted exposure to U.S. Treasury securities also produced favorable results.

4

Although the fund’s exposures among global stock markets also bolstered relative performance, results were dampened by overweighted positions in Japanese and U.K. stocks, which were hurt by the natural disasters and a weak economy, respectively.

The fund successfully employed derivative instruments such as futures contracts and currency forwards to help establish its positions in global stock, bond and currency markets.

Positioned for Changing Relative Values

As of the reporting period’s end, stocks appear more attractive to us than bonds as corporate profits expand and interest rates remain low.The fund maintained overweighted exposure to the U.K. equity market due to strong earnings expectations and reasonable valuations. The fund has maintained an underweighted position in Hong Kong stocks, which we believe may suffer due to mainland China’s tightening of monetary policy. Among bonds, the fund has retained overweighted exposure to U.S. Treasuries and underweighted positions in U.K. gilts, European bonds and Japanese government bonds. Finally, we have continued to favor the currencies of resource-rich markets and the euro over the U.S. dollar and U.K. pound.

May 16, 2011

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: FactSet – Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia,
New Zealand and the Far East.The Citigroup World Government Bond Index is a market-
capitalization weighted index which includes select designated government bond markets of developed countries. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Alpha Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.63	$13.43	$7.52
Ending value (after expenses)	$1,087.80	$1,083.80	$1,090.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.30	$12.97	$7.25
Ending value (after expenses)	$1,015.57	$1,011.90	$1,017.60

† Expenses are equal to the fund’s annualized expense ratio of 1.86% for Class A, 2.60% for Class C and
1.45% for Class I , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—58.9%	Shares	Value ($)
Australia—2.3%
AGL Energy	776	12,348
Alumina	4,253	10,519
Amcor	1,623	12,433
AMP	4,721	28,312
Asciano	5,000	9,028
ASX	302	10,609
Australia & New Zealand Banking Group	4,137	109,698
Bendigo and Adelaide Bank	679	6,940
BHP Billiton	5,582	279,961
BlueScope Steel	3,664	6,937
Boral	1,114	5,998
Brambles	2,254	16,601
Caltex Australia	304	4,721
CFS Retail Property Trust	2,267	4,441
Coca-Cola Amatil	754	9,852
Cochlear	74	6,521
Commonwealth Bank of Australia	2,534	148,943
Computershare	633	6,706
Crown	793	7,316
CSL	922	34,659
CSR	1,069	3,510
Dexus Property Group	10,980	10,574
Fairfax Media	3,972	5,738
Fortescue Metals Group	1,686	11,347
Foster’s Group	3,393	20,868
Goodman Group	11,621	9,029
GPT Group	2,824	9,766
Incitec Pivot	2,270	9,341
Insurance Australia Group	3,514	13,729
James Hardie Industries-CDI	813[a]	5,249
Leighton Holdings	197	5,234
Lend Lease Group	956	9,102
MacArthur Coal	376	4,773
Macquarie Group	570	21,932
Metcash	1,382	6,140

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Mirvac Group	4,593	6,383
National Australia Bank	3,461	102,567
Newcrest Mining	1,226	55,613
OneSteel	2,718	6,336
Orica	588	17,104
Origin Energy	1,749	31,294
OZ Minerals	5,949	9,375
Paladin Energy	1,333[a]	4,814
Qantas Airways	1,470[a]	3,394
QBE Insurance Group	1,687	34,542
QR National	1,833	6,880
Ramsay Health Care	282	5,583
Rio Tinto	717	64,506
Santos	1,336	22,106
Sims Metal Management	204	3,898
Sonic Healthcare	650	8,906
Stockland	4,005	16,567
Suncorp Group	2,037	18,547
TABCORP Holdings	1,233	10,295
Tatts Group	1,524	3,869
Telstra	7,187	22,888
Toll Holdings	1,206	7,430
Transurban Group	1,655	9,599
Wesfarmers	1,658	60,421
Wesfarmers-PPS	190	6,993
Westfield Group	3,596	35,496
Westfield Retail Trust	5,209	15,106
Westpac Banking	4,861	132,140
Woodside Petroleum	1,064	54,494
Woolworths	2,048	59,415
WorleyParsons	374	12,422
		1,727,858
Austria—.1%
Erste Group Bank	335	16,958
IMMOFINANZ	1,396[a]	6,648
OMV	234	10,689

8

Common Stocks (continued)	Shares	Value ($)
Austria (continued)
Raiffeisen Bank International	116	6,406
Telekom Austria	603	9,340
Verbund	172	7,789
Vienna Insurance Group	90	5,381
Voestalpine	207	10,204
		73,415
Belgium—.3%
Ageas	3,624	11,017
Anheuser-Busch InBev	1,200	76,642
Anheuser-Busch InBev (STRIP)	1,224[a]	5
Bekaert	38	4,763
Belgacom	249	9,810
Cie Nationale a Portefeuille	78[a]	5,652
Colruyt	135	7,804
Delhaize Group	180	15,612
Dexia	957[a]	3,819
Groupe Bruxelles Lambert	132	13,111
Groupe Bruxelles Lambert (STRIP)	31[a]	0
KBC Groep	268[a]	10,942
Mobistar	79	5,871
Solvay	91	13,148
UCB	179	8,659
Umicore	206	11,835
		198,690
Canada—3.2%
Agnico-Eagle Mines	300	20,842
Agrium	300	27,115
Alimentation Couche Tard, Cl. B	200	5,238
ARC Resources	400	10,767
Athabasca Oil Sands	354	5,749
Bank of Montreal	900	58,941
Bank of Nova Scotia	1,770	107,616
Barrick Gold	1,619	82,447
Baytex Energy	192	11,823
BCE	400	14,949
Bombardier, Cl. B	2,429	18,048

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Canada (continued)
Bonavista Energy	160	4,794
Brookfield Asset Management, Cl. A	859	28,843
Brookfield Properties	400	7,892
CAE	500	6,719
Cameco	654	19,251
Canadian Imperial Bank of Commerce	600	51,795
Canadian National Railway	766	59,247
Canadian Natural Resources	1,800	84,437
Canadian Oil Sands	746	25,662
Canadian Pacific Railway	282	18,649
Canadian Tire, Cl. A	135	8,579
Canadian Utilities, Cl. A	100	5,652
Cenovus Energy	1,241	47,581
Centerra Gold	297	5,509
CGI Group, Cl. A	427[a]	9,315
CI Financial	300	7,323
Crescent Point Energy	400	18,110
Eldorado Gold	923	17,130
Empire, Cl. A	100	5,659
Enbridge	600	38,889
EnCana	1,200	40,204
Enerplus	305	9,846
Fairfax Financial Holdings	34	13,692
Finning International	296	8,657
First Quantum Minerals	144	20,462
Fortis	300	10,272
Franco-Nevada	200	7,909
George Weston	100	7,144
Gildan Activewear	206	7,651
Goldcorp	1,300	72,464
Great-West Lifeco	500	14,359
Husky Energy	400	12,478
IAMGOLD	601	12,459
IGM Financial	200	10,259
Imperial Oil	500	26,348
Industrial Alliance Insurance & Financial Services	200	8,570

10

Common Stocks (continued)	Shares	Value ($)
Canada (continued)
Inmet Mining	100	6,998
Intact Financial	196	9,915
Ivanhoe Mines	515[a]	13,466
Kinross Gold	1,856	29,341
Loblaw	200	8,406
Magna International	365	18,703
Manulife Financial	2,900	51,927
Metro, Cl. A	200	9,759
National Bank of Canada	300	24,769
Nexen	876	23,108
Niko Resources	80	6,741
Onex	200	7,483
Open Text	100[a]	6,108
Osisko Mining	597[a]	8,714
Pacific Rubiales Energy	400	12,120
Pan American Silver	200	7,194
Pengrowth Energy	600	8,448
Penn West Petroleum	800	20,471
Potash Corporation of Saskatchewan	1,491	83,990
Power Corporation of Canada	600	18,003
Power Financial	400	13,267
Progress Energy Resources	300	4,091
Research In Motion	809[a]	39,297
RioCan Real Estate Investment Trust	200	5,343
Ritchie Bros. Auctioneers	200	6,252
Rogers Communications, Cl. B	700	26,418
Royal Bank of Canada	2,300	144,470
Saputo	249	11,820
Shaw Communications, Cl. B	600	12,634
Sherritt International	500	4,216
Shoppers Drug Mart	368	15,979
Silver Wheaton	549	22,276
Sino-Forest	423[a]	10,481
SNC-Lavalin Group	254	15,323
Sun Life Financial	900	29,376
Suncor Energy	2,562	117,752

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Canada (continued)
Talisman Energy	1,700	40,939
Teck Resources, Cl. B	958	51,926
TELUS	100	5,255
TELUS (Non-Voting Shares)	200	10,035
Thomas Reuters	600	24,257
Tim Hortons	300	14,553
TMX Group	200	8,549
Toronto-Dominion Bank	1,400	120,871
TransAlta	400	8,887
TransCanada	1,100	47,195
Valeant Pharmaceuticals International	452	23,771
Vermillion Energy	148	7,924
Viterra	649	7,777
Yamana Gold	1,300	16,523
Yellow Media	917	4,600
		2,365,066
Denmark—.3%
AP Moller—Maersk, Cl. A	1	9,844
AP Moller—Maersk, Cl. B	2	20,292
Carlsberg, Cl. B	180	21,414
Coloplast, Cl. B	47	6,919
Danske Bank	813[a]	19,570
DSV	410	10,734
Novo Nordisk, Cl. B	693	87,751
Novozymes, Cl. B	81	14,019
Pandora	66	2,978
Tryg	63	4,029
Vestas Wind Systems	325[a]	11,560
William Demant Holding	49[a]	4,576
		213,686
Finland—.3%
Elisa	324	7,811
Fortum	749	25,847
Kesko, Cl. B	161	8,372
Kone, Cl. B	244	15,309
Metso	231	14,188

12

Common Stocks (continued)	Shares	Value ($)
Finland (continued)
Neste Oil	180	3,413
Nokia	6,157	56,816
Nokian Renkaat	166	8,620
Orion, Cl. B	239	5,950
Outokumpu	185	3,085
Pohjola Bank	426	6,333
Rautaruukki	107	2,780
Sampo, Cl. A	754	25,415
Sanoma	219	4,558
Stora Enso, Cl. R	1,052	12,697
UPM-Kymmene	808	16,591
Wartsila	304	11,970
		229,755
France—2.7%
Accor	237	10,548
Aeroports de Paris	60	5,759
Air France	288[a]	5,091
Air Liquide	469	69,497
Alcatel-Lucent	3,600[a]	23,249
Alstom	320	21,314
Atos Origin	112[a]	6,913
AXA	2,777	62,417
BioMerieux	15	1,635
BNP Paribas	1,556	123,341
Bouygues	373	18,602
Bureau Veritas	111	9,593
Cap Gemini	262	15,904
Carrefour	986	46,825
Casino Guichard Perrachon	98	10,333
Christian Dior	98	15,753
Cie de St-Gobain	620	42,896
Cie Generale d’Optique Essilor International	319	26,749
Cie Generale de Geophysique-Veritas	212[a]	7,509
Cie Generale des Etablissements Michelin, Cl. B	313	31,424
CNP Assurances	276	6,345
Credit Agricole	1,494	24,913

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Danone	991	72,711
Dassault Systemes	114	9,289
Edenred	237[a]	7,363
EDF	380	16,025
Eiffage	95	6,580
Eramet	10	3,943
Eurazeo	71	5,924
Eutelsat Communications	173	7,475
Fonciere des Regions	19	2,159
France Telecom	3,036	71,324
GDF Suez	2,037	83,485
Gecina	42	6,066
Groupe Eurotunnel	786	8,553
Icade	48	6,168
Iliad	42	5,408
Imerys	52	4,036
JC Decaux	159[a]	5,565
Klepierre	157	6,461
L’Oreal	390	49,534
Lafarge	317	22,469
Lagardere	214	9,412
Legrand	161	7,364
LVMH Moet Hennessy Louis Vuitton	399	71,774
Metropole Television	98	2,606
Natixis	1,498[a]	8,627
Neopost	74	7,072
PagesJaunes Groupe	318	3,321
Pernod-Ricard	329	33,123
Peugeot	282[a]	12,827
PPR	127	22,751
Publicis Groupe	208	11,807
Renault	306[a]	18,677
Safran	286	11,117
Sanofi-Aventis	1,732	137,216
Schneider Electric	390	69,027
SCOR	300	9,180

14

Common Stocks (continued)	Shares	Value ($)
France (continued)
Societe BIC	49	4,772
Societe Generale	1,027	68,808
Societe Television Francaise 1	223	4,192
Sodexo	168	13,113
Suez Environnement	394	9,095
Technip	170	19,208
Thales	168	7,434
Total	3,480	223,140
Unibail-Rodamco	147[a]	34,447
Vallourec	190	23,732
Veolia Environnement	578	19,341
Vinci	718	48,041
Vivendi	2,005	63,017
		1,961,389
Germany—2.2%
Adidas	356	26,545
Allianz	750	118,279
Axel Springer	27	4,430
BASF	1,516[a]	156,089
Bayer	1,367	120,366
Bayerische Motoren Werke	553	52,237
Beiersdorf	161	10,503
Brenntag	50[a]	6,157
Celesio	112	2,720
Commerzbank	1,297[a]	8,274
Continental	69[a]	6,937
Daimler	1,497	115,911
Deutsche Bank	1,557	101,869
Deutsche Boerse	321	26,717
Deutsche Lufthansa	309[a]	7,023
Deutsche Post	1,407[a]	27,888
Deutsche Telekom	4,687	77,985
E.ON	2,952	101,080
Fraport Frankfurt Airport Services Worldwide	66	5,290
Fresenius & Co.	183	19,238
Fresenius Medical Care & Co.	350	27,552

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
GEA Group	268	9,817
Hannover Rueckversicherung	81	4,907
HeidelbergCement	234	17,924
Henkel & Co.	177	10,065
Hochtief	76	7,208
Infineon Technologies	1,786	20,307
K+S	274	22,207
Kabel Deutschland Holding	37[a]	2,316
Lanxess	101	9,280
Linde	283	51,055
MAN	177[a]	24,708
Merck	106	11,247
Metro	187	13,748
Muenchener Rueckversicherungs	316	52,249
RWE	692	45,229
Salzgitter	53	4,168
SAP	1,419	91,577
Siemens	1,347	196,283
Suedzucker	90	2,781
ThyssenKrupp	561	25,855
Volkswagen	50[a]	8,931
Wacker Chemie	21	5,212
		1,660,164
Greece—.1%
Alpha Bank	911[a]	5,325
Bank of Cyprus	1,162	4,241
Coca-Cola Hellenic Bottling	333	9,219
EFG Eurobank Ergasias	769[a]	4,335
Hellenic Telecommunications Organization	542	6,441
National Bank of Greece	1,286[a]	9,997
OPAP	436	9,230
Public Power	232	3,845
		52,633
Hong Kong—.7%
AIA Group	12,000	40,399
Bank of East Asia	2,540	10,497
BOC Hong Kong Holdings	6,500	20,418

16

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Cathay Pacific Airways	2,000	4,990
Cheung Kong Holdings	2,000	31,464
Cheung Kong Infrastructure Holdings	1,000	4,873
CLP Holdings	3,000	24,679
Esprit Holdings	2,162	8,990
Hang Lung Group	1,000	6,733
Hang Lung Properties	4,000	17,818
Hang Seng Bank	1,300	20,318
Henderson Land Development	2,000	13,685
Hong Kong & China Gas	7,700	19,112
Hong Kong Exchanges & Clearing	1,700	38,782
Hopewell Holdings	1,000	3,019
Hutchison Whampoa	4,000	45,677
Hysan Development	1,000	4,667
Kerry Properties	1,500	7,995
Li & Fung	4,000	20,444
Link REIT	4,000	12,591
MTR	2,000	7,287
New World Development	4,000	7,014
Orient Overseas International	500	3,817
Power Assets Holdings	2,500	17,493
Shangri-La Asia	2,000	5,574
Sino Land	4,000	7,034
SJM Holdings	3,000	6,465
Sun Hung Kai Properties	2,000	31,232
Swire Pacific, Cl. A	1,500	22,903
Wharf Holdings	2,200	16,087
Wheelock & Co.	2,000	8,239
Yue Yuen Industrial Holdings	1,000	3,457
		493,753
Ireland—.1%
Anglo Irish Bank	3,069[a,b]	5
CRH	1,125	27,556
Elan	1,004[a]	7,999
Governor & Co. of the Bank of Ireland	4,768[a]	1,981
Kerry Group, Cl. A	260	10,762
		48,303

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Israel—.1%
Bank Hapoalim	1,335[a]	6,990
Bank Leumi Le-Israel	1,666	8,630
Bezeq Israeli Telecommunication	2,373	7,027
Israel	2	2,476
Israel Chemicals	635	11,196
Teva Pharmaceutical Industries	1,510	70,179
		106,498
Italy—.8%
A2A	1,653	2,989
Assicurazioni Generali	1,925	46,209
Atlantia	443	10,917
Banca Carige	966	2,345
Banca Monte dei Paschi di Siena	3,821[a]	5,187
Banco Popolare	2,540	7,544
Enel	10,792	77,077
Enel Green Power	1,308	3,885
ENI	4,283	114,694
Fiat	1,272	13,597
Fiat Industrial	1,272[a]	18,928
Finmeccanica	723	9,782
Intesa Sanpaolo	12,569	41,807
Intesa Sanpaolo-RSP	2,248	6,457
Luxottica Group	184	6,085
Mediaset	1,052	7,017
Mediobanca	844	9,629
Parmalat	3,170[a]	12,021
Prysmian	249	5,885
Saipem	447	25,419
Snam Rete Gas	2,540	15,827
Telecom Italia	16,204	24,449
Telecom Italia-RSP	9,545	12,348
Terna Rete Elettrica Nazionale	2,144	10,751
UniCredit	22,539	58,116
Unione di Banche Italiane	912	8,186
		557,151

18

Common Stocks (continued)	Shares	Value ($)
Japan—5.2%
77 Bank	1,000	4,597
Advantest	300	5,905
Aeon	1,100	13,204
Aisin Seiki	300	10,534
Ajinomoto	1,000	11,006
All Nippon Airways	2,000	5,842
Amada	1,000	7,974
Asahi Breweries	700	13,053
Asahi Glass	2,000	25,290
Asahi Kasei	2,000	13,655
Astellas Pharma	700	26,658
Bank of Kyoto	1,000	9,219
Bank of Yokohama	2,000	9,860
Benesse Holdings	100	4,153
Bridgestone	1,000	21,814
Brother Industries	400	6,093
Canon	1,900	88,982
Casio Computer	600	4,747
Central Japan Railway	2	15,060
Chiba Bank	1,000	5,879
Chubu Electric Power	1,100	24,036
Chugai Pharmaceutical	400	6,581
Chugoku Electric Power	500	8,837
Citizen Holdings	400	2,406
Cosmo Oil	1,000	3,266
Credit Saison	300	5,002
Dai Nippon Printing	1,000	11,905
Dai-ichi Life Insurance	13	21,341
Daicel Chemical Industries	1,000	6,409
Daido Steel	1,000	5,682
Daiichi Sankyo	1,200	23,441
Daikin Industries	400	12,650
Daito Trust Construction	100	7,949
Daiwa House Industry	1,000	11,992
Daiwa Securities Group	3,000	12,867

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Dena	100	3,728
Denki Kagaku Kogyo	1,000	5,115
Denso	800	26,680
Dentsu	300	7,942
Dowa Holdings	1,000	6,507
East Japan Railway	600	33,091
Eisai	400	14,493
Electric Power Development	200	5,240
Elpida Memory	300[a]	4,444
FamilyMart	100	3,604
FANUC	300	49,729
Fast Retailing	100	15,664
Fuji Electric	2,000	6,211
Fuji Heavy Industries	1,000	7,419
FUJIFILM Holdings	800	24,747
Fujitsu	3,000	17,045
Fukuoka Financial Group	1,000	4,116
Furukawa Electric	1,000	3,944
GS Yuasa	1,000	6,803
Gunma Bank	1,000	5,386
Hachijuni Bank	1,000	5,940
Hamamatsu Photonics	100	3,913
Hankyu Hanshin Holdings	2,000	8,824
Hirose Electric	100	10,352
Hiroshima Bank	1,000	4,351
Hisamitsu Pharmaceutical	100	4,153
Hitachi	8,000	43,185
Hitachi Chemical	200	4,097
Hitachi Construction Machinery	200	4,846
Hokkaido Electric Power	300	5,431
Hokuhoku Financial Group	3,000	5,694
Hokuriku Electric Power	300	6,064
Honda Motor	2,700	106,150
Hoya	700	14,951
Ibiden	200	6,722
IHI	3,000	7,543

20

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Inpex	4	30,367
Isetan Mitsukoshi Holdings	680	6,537
Isuzu Motors	2,000	8,528
ITOCHU	2,400	24,816
J Front Retailing	1,200	5,161
Japan Real Estate Investment	1	9,896
Japan Retail Fund Investment	4	6,453
Japan Steel Works	1,000	8,011
Japan Tobacco	7	27,089
JFE Holdings	800	21,750
Joyo Bank	1,000	4,005
JS Group	400	9,583
JSR	300	6,230
JTEKT	300	3,875
Jupiter Telecommunications	3	3,220
JX Holdings	3,640	25,212
Kajima	2,000	5,694
Kaneka	1,000	7,284
Kansai Electric Power	1,200	25,171
Kao	900	22,450
Kawasaki Heavy Industries	2,000	8,208
Kawasaki Kisen Kaisha	1,000	3,328
KDDI	5	33,153
Keikyu	1,000	6,926
Keio	1,000	5,595
Keisei Electric Railway	1,000	5,755
Keyence	110	28,686
Kintetsu	3,000	8,984
Kirin Holdings	1,000	13,902
Kobe Steel	4,000	9,810
Komatsu	1,500	52,502
Konami	200	3,934
Konica Minolta Holdings	1,000	8,763
Kubota	2,000	18,980
Kuraray	500	7,253
Kurita Water Industries	200	5,817

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kyocera	300	32,869
Kyowa Hakko Kirin	371	3,685
Kyushu Electric Power	600	11,062
Lawson	100	4,887
Makita	200	9,132
Marubeni	3,000	21,666
Marui Group	600	4,126
Mazda Motor	3,000[a]	6,840
Medipal Holdings	500	4,135
MEIJI Holdings	117	4,989
Minebea	1,000	5,373
Mitsubishi	2,300	61,766
Mitsubishi Chemical Holdings	2,000	13,483
Mitsubishi Electric	3,000	32,943
Mitsubishi Estate	2,000	34,705
Mitsubishi Gas Chemical	1,000	7,752
Mitsubishi Heavy Industries	5,000	23,724
Mitsubishi Materials	2,000	6,877
Mitsubishi Motors	6,000[a]	7,321
Mitsubishi Tanabe Pharma	400	6,581
Mitsubishi UFJ Financial Group	20,660	98,539
Mitsubishi UFJ Lease & Finance	120	4,770
Mitsui & Co.	2,800	49,416
Mitsui Chemicals	2,000	7,321
Mitsui Engineering & Shipbuilding	2,000	4,930
Mitsui Fudosan	1,000	17,069
Mitsui Mining & Smelting	1,000	3,549
Mitsui OSK Lines	2,000	11,092
Mizuho Financial Group	35,000	55,213
MS&AD Insurance Group Holdings	890	20,720
Murata Manufacturing	300	21,629
Nabtesco	200	5,038
Namco Bandai Holdings	500	5,497
NEC	4,000[a]	8,331
Nidec	200	17,353
Nikon	500	10,420

22

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nintendo	200	47,252
Nippon Building Fund	1	10,044
Nippon Electric Glass	1,000	15,073
Nippon Express	2,000	7,912
Nippon Paper Group	200	3,986
Nippon Sheet Glass	1,000	2,933
Nippon Steel	8,000	24,846
Nippon Telegraph & Telephone	900	41,539
Nippon Yusen	3,000	11,018
Nishi-Nippon City Bank	2,000	5,620
Nissan Motor	4,100	39,110
Nisshin Seifun Group	500	6,218
Nisshin Steel	2,000	3,944
Nissin Foods Holdings	100	3,535
Nitori Holdings	50	4,307
Nitto Denko	300	15,917
NKSJ Holdings	1,900	12,130
Nomura Holdings	6,000	30,466
Nomura Real Estate Office Fund	1	7,197
Nomura Research Institute	200	4,284
NSK	1,000	8,824
NTN	1,000	4,770
NTT Data	2	6,562
NTT DoCoMo	25	46,001
Obayashi	1,000	4,203
Odakyu Electric Railway	1,000	8,060
OJI Paper	1,000	4,474
Olympus	300	8,437
Omron	400	10,929
Ono Pharmaceutical	100	5,071
ORACLE JAPAN	100	4,320
Oriental Land	100	8,455
ORIX	160	15,598
Osaka Gas	3,000	11,018
Otsuka Holdings	400	10,707
Panasonic	3,200	39,359

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Rakuten	11	10,113
Resona Holdings	3,000	14,124
Ricoh	1,000	10,969
Rinnai	100	6,569
Rohm	200	12,029
Sankyo	100	5,164
Santen Pharmaceutical	100	3,851
Sapporo Hokuyo Holdings	700	3,088
Sapporo Holdings	1,000	3,993
SBI Holdings	44	4,707
Secom	400	19,793
Sega Sammy Holdings	300	5,176
Seiko Epson	300	5,217
Sekisui Chemical	1,000	8,307
Sekisui House	1,000	9,576
Seven & I Holdings	1,300	32,412
Seven Bank	1	1,886
Sharp	2,000	18,265
Shikoku Electric Power	300	7,594
Shimano	100	5,336
Shimizu	1,000	4,215
Shin-Etsu Chemical	700	36,234
Shinsei Bank	4,000	4,782
Shionogi & Co.	500	8,085
Shiseido	600	9,916
Shizuoka Bank	1,000	9,071
Showa Denko	3,000	5,953
Showa Shell Sekiyu	500	5,423
SMC	100	18,178
Softbank	1,300	54,314
Sojitz	2,900	5,504
Sony	1,600	44,565
Sony Financial Holdings	200	3,695
Stanley Electric	300	5,017
Sumco	200[a]	3,816
Sumitomo	1,800	24,558

24

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Sumitomo Chemical	3,000	15,898
Sumitomo Electric Industries	1,300	17,960
Sumitomo Heavy Industries	1,000	6,507
Sumitomo Metal Industries	6,000	12,571
Sumitomo Metal Mining	1,000	17,710
Sumitomo Mitsui Financial Group	2,100	64,574
Sumitomo Mitsui Trust Holdings	4,980	16,940
Sumitomo Realty & Development	1,000	20,471
Sumitomo Rubber Industries	400	4,461
Suzuken	100	2,483
Suzuki Motor	600	14,183
Sysmex	200	6,963
T&D Holdings	450	11,042
Taisei	2,000	4,659
Takashimaya	1,000	6,815
Takeda Pharmaceutical	1,300	62,805
TDK	200	10,254
Teijin	2,000	9,514
Terumo	300	16,638
THK	200	5,070
Tobu Railway	1,000	3,882
Toho	200	3,002
Toho Gas	1,000	4,659
Tohoku Electric Power	700	10,275
Tokio Marine Holdings	1,200	33,261
Tokuyama	1,000	5,164
Tokyo Electric Power	2,300	12,047
Tokyo Electron	300	17,248
Tokyo Gas	4,000	17,698
Tokyo Tatemono	1,000	3,586
Tokyu	2,000	8,233
Tokyu Land	1,000	4,289
Toppan Printing	1,000	7,814
Toray Industries	2,000	14,666
Toshiba	7,000	36,838
Tosoh	1,000	3,845

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
TOTO	1,000	7,777
Toyo Seikan Kaisha	300	5,062
Toyota Industries	300	9,058
Toyota Motor	4,500	179,135
Toyota Tsusho	400	6,611
Trend Micro	100	2,836
Tsumura & Co.	100	3,100
Ube Industries	2,000	6,335
UNICHARM	200	7,912
UNY	300	2,614
Ushio	200	4,047
West Japan Railway	3	10,852
Yahoo! Japan	24	8,752
Yakult Honsha	200	5,526
Yamada Denki	140	9,697
Yamaha	400	4,994
Yamaha Motor	400[a]	7,577
Yamato Holdings	700	11,112
Yokogawa Electric	400[a]	3,224
		3,825,604
Luxembourg—.1%
ArcelorMittal	1,405	51,778
Millicom International Cellular, SDR	122	13,248
SES	506	13,310
Subsea 7	450	11,853
Tenaris	794	20,061
		110,250
Macau—.0%
Sands China	3,600[a]	10,104
Wynn Macau	2,000	7,119
		17,223
Netherlands—.7%
Aegon	2,593[a]	20,624
Akzo Nobel	369	28,708
ASML Holding	696	28,866
Corio	58	4,114
European Aeronautic Defence and Space	727[a]	22,531

26

Common Stocks (continued)	Shares	Value ($)
Netherlands (continued)
Fugro	121	11,117
Heineken	410	24,583
Heineken Holding	149	7,877
ING Groep	6,535[a]	86,288
Koninklijke Ahold	1,922	27,029
Koninklijke Boskalis Westminster	92	4,901
Koninklijke DSM	277	19,130
Koninklijke KPN	2,645	42,047
Koninklijke Philips Electronics	1,588	47,166
Koninklijke Vopak	82	3,937
QIAGEN	398[a]	8,532
Randstad Holding	180	10,142
Reed Elsevier	1,224	16,065
SBM Offshore	365[a]	10,698
STMicroelectronics	1,054	12,467
TNT	628	15,489
Unilever	2,702	89,073
Wolters Kluwer	545	12,719
		554,103
New Zealand—.0%
Auckland International Airport	2,415	4,329
Contact Energy	460[a]	2,210
Fletcher Building	1,409	10,455
Sky City Entertainment Group	1,940	5,577
Telecom Corp. of New Zealand	4,764	8,367
		30,938
Norway—.2%
Aker Solutions	268[a]	6,476
DnB NOR	1,506	24,520
Norsk Hydro	1,213	10,766
Orkla	1,204	12,215
Renewable Energy	600[a]	2,121
SeaDrill	439	15,577
Statoil	1,835	53,764
Telenor	1,391	24,068
Yara International	337	19,767
		169,274

The Fund	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Portugal—.1%
Banco Comercial Portugues, Cl. R	5,445	4,354
Banco Espirito Santo	905	3,819
Brisa Auto-Estradas de Portugal	388[a]	2,600
Cimpor-Cimentos de Portugal	565	3,910
Energias de Portugal	3,114	12,751
Galp Energia, Cl. B	218	4,885
Jeronimo Martins	521	8,564
Portugal Telecom	936	11,445
		52,328
Singapore—.5%
Ascendas Real Estate Investment Trust	3,400	5,647
CapitaLand	4,500[a]	12,518
CapitaMall Trust	4,000	6,185
City Developments	1,000	9,687
ComfortDelgro	5,000	6,259
Cosco Singapore	3,000	5,449
DBS Group Holdings	3,500	42,896
Flextronics International	1,406[a]	9,800
Fraser and Neave	2,000	10,260
Genting Singapore	9,000[a]	15,979
Global Logistic Properties	1,150	1,816
Golden Agri-Resources	12,640	6,877
Hutchison Port Holdings Trust	9,000	8,280
Keppel	2,200	21,420
Keppel Land	1,000	3,412
Noble Group	4,636	8,458
Olam International	1,000	2,348
Oversea-Chinese Banking	4,000	31,254
SembCorp Industries	2,000	8,836
SembCorp Marine	1,000	4,639
Singapore Airlines	866	9,976
Singapore Exchange	2,000	12,763
Singapore Press Holdings	3,000	9,769
Singapore Technologies Engineering	2,000	5,154
Singapore Telecommunications	13,000	33,185
United Overseas Bank	2,000	32,105

28

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
UOL Group	1,000	3,960
Wilmar International	3,000	12,935
		341,867
Spain—1.0%
Abertis Infraestructuras	481	11,414
Acciona	39	4,544
Acerinox	192	3,864
ACS Actividades de Construccion y Servicios	261	13,152
Amadeus IT Holding, Cl. A	202	4,238
Banco Bilbao Vizcaya Argentaria	7,138	91,708
Banco de Sabadell	1,518	6,741
Banco de Valencia	287	1,162
Banco Popular Espanol	1,624	9,753
Banco Santander	13,564	173,504
Bankinter	353	2,639
Criteria Caixacorp	1,132	8,372
EDP Renovaveis	522[a]	4,027
Enagas	243	6,022
Ferrovial	725	10,017
Gas Natural	419	8,628
Grifols	170	3,372
Iberdrola	6,415	59,673
Iberdrola Renovables	1,587	7,278
Inditex	354	31,795
Indra Sistemas	130	2,955
International Consolidated Airlines Group	1,166[a]	4,633
Mapfre	1,575	6,589
Red Electrica	170	10,865
Repsol	1,251	44,748
Telefonica	6,719	180,924
Zardoya Otis	178	3,037
		715,654
Sweden—.9%
Alfa Laval	650	14,591
Assa Abloy, Cl. B	485[a]	14,597
Atlas Copco, Cl. A	1,102	32,434

The Fund	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Sweden (continued)
Atlas Copco, Cl. B	708	18,806
Autoliv	142	11,378
Boliden	378[a]	8,542
Electrolux, Ser. B	407	10,379
Getinge, Cl. B	363	9,672
Hennes & Mauritz, Cl. B	1,672	59,225
Hexagon, Cl. B	267	6,955
Holmen, Cl. B	75	2,775
Husqvarna, Cl. B	673[a]	5,306
Investor, Cl. B	757	18,902
Kinnevik Investment, Cl. B	358	9,266
Modern Times Group, Cl. B	68	5,223
Nordea Bank	5,276	60,354
Ratos, Cl. B	167	6,918
Sandvik	1,605	34,138
Scania, Cl. B	520	13,545
Securitas, Cl. B	706	8,867
Skandinaviska Enskilda Banken, Cl. A	2,519	24,281
Skanska, Cl. B	641[a]	13,804
SKF, Cl. B	609	19,268
SSAB, Cl. A	326	5,841
Svenska Cellulosa, Cl. B	897	13,781
Svenska Handelsbanken, Cl. A	788	27,415
Swedbank, Cl. A	1,143	21,732
Swedish Match	411[a]	14,620
Tele2, Cl. B	581	14,623
Telefonaktiebolaget LM Ericsson, Cl. B	4,931	75,060
TeliaSonera	3,638	29,780
Volvo, Cl. B	2,066	40,652
		652,730
Switzerland—2.1%
ABB	3,619[a]	99,513
Actelion	178[a]	10,443
Adecco	193	13,723
Aryzta	202	11,211
Baloise Holding	91[a]	10,023

30

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Cie Financiere Richemont, Cl. A	848	54,584
Credit Suisse Group	1,850	83,739
GAM Holding	436[a]	8,560
Geberit	60	13,990
Givaudan	12[a]	13,293
Holcim	398	34,509
Julius Baer Group	371[a]	17,267
Kuehne & Nagel International	100	15,913
Lindt & Spruengli-PC	1[a]	3,305
Logitech International	367[a]	5,063
Lonza Group	82[a]	7,015
Nestle	5,666	350,353
Novartis	3,450	203,993
Pargesa Holding-BR	64	6,551
Roche Holding	1,158	187,077
Schindler Holding-PC	85	10,952
SGS	9	17,794
Sika-BR	2	5,085
Sonova Holding	71	7,141
Straumann Holding	19	4,947
Swatch Group	75	6,628
Swatch Group-BR	52	25,478
Swiss Life Holding	58[a]	10,539
Swiss Reinsurance	559[a]	33,181
Swisscom	42	19,195
Syngenta	162[a]	57,100
Synthes	96	16,471
Transocean	483[a]	35,261
UBS	5,853[a]	116,528
Zurich Financial Services	241[a]	67,434
		1,583,859
United Kingdom—5.8%
3i Group	1,736	8,110
Admiral Group	331	9,341
Aggreko	348	10,373
AMEC	595	11,909

The Fund	31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Anglo American	2,155	112,164
Antofagasta	731	16,667
ARM Holdings	1,789	18,515
Associated British Foods	591	9,927
AstraZeneca	2,379	118,644
Autonomy	380[a]	10,204
Aviva	4,422	32,954
Babcock International Group	490	5,235
BAE Systems	5,983	32,722
Balfour Beatty	1,187	6,490
Barclays	18,711	88,103
BG Group	5,525	141,318
BHP Billiton	3,621	152,470
BP	31,185	240,595
British American Tobacco	3,302	143,802
British Land	1,615	16,176
British Sky Broadcasting Group	2,036	28,594
BT Group	12,747	41,630
Bunzl	499	6,192
Burberry Group	776	16,762
Cable & Wireless Worldwide	5,272	4,229
Cairn Energy	2,223[a]	16,756
Capita Group	963	11,822
Capital Shopping Centres Group	773	5,233
Carnival	288	11,601
Centrica	8,718	46,663
Cobham	2,046	7,784
Compass Group	2,944	28,701
Diageo	4,135	84,005
Essar Energy	227	1,745
Eurasian Natural Resources	384	5,838
Experian	1,561	20,999
Firstgroup	674	3,650
Fresnillo	246	6,733
G4S	2,575	11,863
GlaxoSmithKline	8,536	185,872

32

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Hammerson	1,232	9,660
Home Retail Group	1,661	6,092
HSBC Holdings	29,232	319,556
ICAP	931	8,052
Imperial Tobacco Group	1,679	59,006
Inmarsat	794	8,065
Intercontinental Hotels Group	460	10,059
International Power	2,339	12,898
Intertek Group	233	8,258
Invensys	1,440	8,181
Investec	662	5,314
ITV	5,158[a]	6,543
J Sainsbury	1,741	10,114
Johnson Matthey	385	12,862
Kazakhmys	315	7,245
Kingfisher	3,680	16,849
Land Securities Group	1,172	15,345
Legal & General Group	9,111	18,661
Lloyds Banking Group	65,850[a]	65,077
London Stock Exchange Group	302	4,390
Lonmin	237	6,451
Man Group	2,633	10,966
Marks & Spencer Group	2,386	15,441
National Grid	5,569	57,033
Next	320	11,940
Old Mutual	8,474	19,647
Pearson	1,338	25,687
Petrofac	403	10,150
Prudential	4,279	55,170
Randgold Resources	137[a]	11,928
Reckitt Benckiser Group	992	54,999
Reed Elsevier	1,977	17,477
Resolution	2,757	13,920
Rexam	1,726	11,245
Rio Tinto	2,409	175,188
Rolls-Royce Group	2,955[a]	31,618

The Fund	33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Royal Bank of Scotland Group	28,023[a]	19,383
Royal Dutch Shell, Cl. A	5,834	225,998
Royal Dutch Shell, Cl. B	4,428	171,864
RSA Insurance Group	6,348	14,569
SABMiller	1,563	58,253
Sage Group	2,356	11,200
Schroders	205	6,490
Scottish & Southern Energy	1,469	33,274
Segro	1,292	7,006
Serco Group	873	8,234
Severn Trent	444	11,116
Shire	867	26,753
Smith & Nephew	1,429	15,671
Smiths Group	590	13,108
Standard Chartered	3,903	108,001
Standard Life	4,201	15,843
Tesco	12,994	87,463
Thomas Cook Group	1,084	3,097
Tui Travel	1,371	5,470
Tullow Oil	1,447	34,586
Unilever	2,124	68,800
United Utilities Group	1,206	12,703
Vedanta Resources	192	7,446
Virgin Media	563	17,036
Vodafone Group	86,597	247,857
Weir Group	252	8,087
Whitbread	332	9,303
Willis Group Holdings	338	13,966
WM Morrison Supermarkets	3,454	16,984
Wolseley	426	15,405
WPP	2,060	26,852
Xstrata	3,315	84,127
		4,279,423
United States—29.1%
3M	1,103	107,223
Abbott Laboratories	2,527	131,505

34

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Abercrombie & Fitch, Cl. A	160	11,328
Accenture, Cl. A	1,024	58,501
ACE	525	35,306
Activision Blizzard	1,022	11,640
Adobe Systems	917[a]	30,765
Advance Auto Parts	156	10,212
Advanced Micro Devices	1,129[a]	10,274
AES	1,220[a]	16,153
Aetna	635	26,276
Aflac	746	41,918
AGCO	156[a]	8,982
Agilent Technologies	607[a]	30,295
Air Products & Chemicals	331	31,617
Airgas	137	9,514
Akamai Technologies	324[a]	11,158
Alcoa	1,746	29,682
Alexion Pharmaceuticals	145[a]	14,049
Allegheny Technologies	153	11,016
Allergan	533	42,405
Alliance Data Systems	107[a]	10,165
Alliant Energy	201	7,947
Allstate	916	30,997
Alpha Natural Resources	230[a]	13,379
Altera	522	25,421
Altria Group	3,378	90,665
Amazon.com	584[a]	114,756
AMB Property	252[c]	9,173
Ameren	406	11,900
American Eagle Outfitters	315	4,901
American Electric Power	742	27,068
American Express	1,767	86,724
American International Group	244[a]	7,600
American Tower, Cl. A	627[a]	32,798
American Water Works	288	8,461
Ameriprise Financial	392	24,327
AmerisourceBergen	526	21,377

The Fund	35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
AMETEK	264	12,154
Amgen	1,561[a]	88,743
Amphenol, Cl. A	312	17,444
Anadarko Petroleum	816	64,415
Analog Devices	532	21,445
Annaly Capital Management	1,073[c]	19,142
AON	477	24,885
Apache	618	82,422
Apollo Group, Cl. A	252[a]	10,087
Apple	1,515[a]	527,568
Applied Materials	2,100	32,949
Arch Capital Group	86[a]	8,944
Arch Coal	283	9,707
Archer-Daniels-Midland	1,128	41,758
Arrow Electronics	221[a]	10,075
Assurant	223	8,853
AT&T	9,771	304,073
Autodesk	395[a]	17,767
Automatic Data Processing	776	42,176
AutoZone	52[a]	14,684
Avago Technologies	148	4,952
AvalonBay Communities	137[c]	17,346
Avery Dennison	191	7,972
Avnet	304[a]	11,041
Avon Products	784	23,034
Axis Capital Holdings	202	7,142
Baker Hughes	681	52,716
Ball	292	10,895
Bank of America	16,603	203,885
Baxter International	931	52,974
BB&T	1,211	32,600
Beckman Coulter	138	11,433
Becton Dickinson & Co.	413	35,493
Bed Bath & Beyond	483[a]	27,106
Berkshire Hathaway, Cl. B	1,440[a]	119,952
Best Buy	636	19,856

36

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Biogen Idec	371[a]	36,117
BlackRock	154	30,175
BMC Software	334[a]	16,777
Boeing	1,126	89,832
BorgWarner	191[a]	14,753
Boston Properties	255[c]	26,655
Boston Scientific	2,691[a]	20,156
Bristol-Myers Squibb	2,827	79,439
Broadcom, Cl. A	698[a]	24,556
Brown-Forman, Cl. B	160	11,498
Bucyrus International	127	11,614
Bunge	255	19,237
C.H. Robinson Worldwide	249	19,965
C.R. Bard	164	17,507
CA	762	18,738
Cablevision Systems (NY Group), Cl. A	423	14,902
Cabot Oil & Gas	209	11,763
Calpine	686[a]	11,491
Cameron International	363[a]	19,137
Campbell Soup	378	12,697
Capital One Financial	802	43,893
Cardinal Health	534	23,330
CareFusion	363[a]	10,661
Carmax	367[a]	12,735
Carnival	786	29,923
Caterpillar	1,025	118,295
CB Richard Ellis Group, Cl. A	456[a]	12,180
CBS, Cl. B	1,125	28,373
Celanese, Ser. A	289	14,427
Celgene	807[a]	47,516
CenterPoint Energy	708	13,169
CenturyLink	1,011	41,229
Cephalon	140[a]	10,752
Cerner	119[a]	14,301
CF Industries Holdings	121	17,128
Charles Schwab	1,606	29,406

The Fund	37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Chesapeake Energy	1,132	38,114
Chevron	3,328	364,216
Chipotle Mexican Grill	50[a]	13,340
Chubb	487	31,748
Church & Dwight	132	10,887
CIGNA	503	23,555
Cimarex Energy	155	17,141
Cincinnati Financial	311	9,852
Cintas	277	8,601
Cisco Systems	9,410	165,240
CIT Group	324[a]	13,757
Citigroup	48,065[a]	220,618
Citrix Systems	333[a]	28,085
Cliffs Natural Resources	201	18,838
Clorox	267	18,599
CME Group	119	35,197
Coach	456	27,273
Coca-Cola	3,429	231,320
Coca-Cola Enterprises	565	16,052
Cognizant Technology Solutions, Cl. A	529[a]	43,854
Colgate-Palmolive	784	66,130
Comcast, Cl. A	3,353	87,983
Comcast, Cl. A (Special)	1,118	27,447
Comerica	306	11,607
Computer Sciences	290	14,784
ConAgra Foods	823	20,122
Concho Resources	141[a]	15,066
ConocoPhillips	2,317	182,881
Consol Energy	385	20,825
Consolidated Edison	493	25,695
Constellation Brands, Cl. A	362[a]	8,105
Constellation Energy Group	338	12,310
Cooper Industries	304	20,049
Corning	2,485	52,036
Costco Wholesale	701	56,725
Covance	119[a]	7,449

38

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Coventry Health Care	297[a]	9,584
Covidien	879	48,951
Cree	170[a]	6,926
Crown Castle International	433[a]	18,558
Crown Holdings	306[a]	11,444
CSX	601	47,293
Cummins	295	35,453
CVS Caremark	2,202	79,800
D.R. Horton	490	6,096
Danaher	964	53,251
Darden Restaurants	263	12,353
DaVita	177[a]	15,592
Deere & Co.	683	66,593
Dell	2,752[a]	42,684
Delta Air Lines	279[a]	2,896
Denbury Resources	597[a]	13,474
Dentsply International	229	8,597
Devon Energy	666	60,606
DeVry	129	6,824
Diamond Offshore Drilling	124	9,408
DIRECTV, Cl. A	1,398[a]	67,929
Discover Financial Services	836	20,766
Discovery Communications, Cl. A	270[a]	11,950
Discovery Communications, Cl. C	282[a]	11,128
DISH Network, Cl. A	340[a]	8,514
Dolby Laboratories, Cl. A	89[a]	4,455
Dollar General	109[a]	3,552
Dollar Tree	172[a]	9,890
Dominion Resources	932	43,263
Dover	340	23,134
Dow Chemical	1,912	78,373
Dr. Pepper Snapple Group	462	18,110
DTE Energy	299	15,108
Duke Energy	2,296	42,820
Duke Realty	396[c]	6,039
Dun & Bradstreet	102	8,382

The Fund	39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
E.I. du Pont de Nemours & Co.	1,498	85,071
Eastman Chemical	118	12,656
Eaton	564	30,191
Eaton Vance	238	8,037
eBay	2,045[a]	70,348
Ecolab	424	22,370
Edison International	552	21,677
Edwards Lifesciences	214[a]	18,479
El Paso	1,278	24,806
Electronic Arts	563[a]	11,361
Eli Lilly & Co.	1,711	63,324
EMC	3,328[a]	94,316
Emerson Electric	1,244	75,585
Energen	116	7,541
Energizer Holdings	129[a]	9,743
Entergy	339	23,635
EOG Resources	400	45,164
EQT	254	13,363
Equifax	253	9,495
Equity Residential	504[c]	30,099
Estee Lauder, Cl. A	194	18,818
Everest Re Group	102	9,294
Exelon	1,049	44,215
Expedia	324	8,110
Expeditors International of Washington	386	20,948
Express Scripts	822[a]	46,640
Exxon Mobil	8,447	743,336
F5 Networks	137[a]	13,886
Family Dollar Stores	252	13,661
Fastenal	250	16,773
Federal Realty Investment Trust	119[c]	10,420
FedEx	473	45,252
Fidelity National Financial, Cl. A	408	6,300
Fidelity National Information Services	485	16,054
Fifth Third Bancorp	1,393	18,485
First Solar	95[a]	13,259

40

Common Stocks (continued)	Shares	Value ($)
United States (continued)
FirstEnergy	776	31,009
Fiserv	217[a]	13,304
FLIR Systems	304	10,707
Flowserve	97	12,282
Fluor	309	21,611
FMC	130	11,476
FMC Technologies	352[a]	16,361
Ford Motor	4,922[a]	76,143
Forest Laboratories	410[a]	13,596
Fortune Brands	258	16,791
Foster Wheeler	254[a]	9,035
Franklin Resources	281	36,283
Freeport-McMoRan Copper & Gold	1,524	83,866
Frontier Communications	1,670	13,811
GameStop, Cl. A	315[a]	8,089
Gap	657	15,269
Garmin	202	6,914
General Dynamics	508	36,993
General Electric	17,707	362,108
General Growth Properties	468[c]	7,816
General Mills	1,012	39,043
General Motors	900	28,881
Genuine Parts	272	14,606
Genworth Financial, Cl. A	798[a]	9,728
Gilead Sciences	1,343[a]	52,162
Goldman Sachs Group	805	121,563
Goodrich	226	19,972
Goodyear Tire & Rubber	433[a]	7,859
Google, Cl. A	407[a]	221,449
H&R Block	635	10,979
H.J. Heinz	566	28,996
Halliburton	1,465	73,953
Hansen Natural	131[a]	8,666
Harley-Davidson	396	14,755
Harris	226	12,007
Hartford Financial Services Group	694	20,105

The Fund	41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Hasbro	240	11,242
HCP	509[c]	20,167
Health Care REIT	231[c]	12,421
Helmerich & Payne	172	11,410
Henry Schein	182[a]	13,299
Hershey	270	15,582
Hess	515	44,269
Hewlett-Packard	3,845	155,223
Hologic	515[a]	11,340
Home Depot	2,742	101,838
Honeywell International	1,207	73,905
Hormel Foods	274	8,058
Hospira	294[a]	16,679
Host Hotels & Resorts	1,122[c]	19,960
Hudson City Bancorp	833	7,938
Human Genome Sciences	315[a]	9,283
Humana	310	23,597
IHS, Cl. A	90[a]	7,942
Illinois Tool Works	748	43,691
Illumina	205[a]	14,551
Ingersoll-Rand	558	28,179
Integrys Energy Group	130	6,807
Intel	9,173	212,722
IntercontinentalExchange	123[a]	14,803
International Business Machines	2,089	356,342
International Flavors & Fragrances	127	8,067
International Game Technology	508	8,987
International Paper	734	22,666
Interpublic Group of Cos.	828	9,729
Intuit	454[a]	25,224
Intuitive Surgical	69[a]	24,129
Invesco	755	18,777
Iron Mountain	299	9,523
ITT	319	18,435
J.C. Penney	357	13,727
J.M. Smucker	216	16,215

42

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Jacobs Engineering Group	213[a]	10,567
JB Hunt Transport Services	158	7,533
Jefferies Group	165	3,988
Johnson & Johnson	4,557	299,486
Johnson Controls	1,177	48,257
Joy Global	176	17,767
JPMorgan Chase & Co.	6,574	299,972
Juniper Networks	807[a]	30,932
KBR	301	11,549
Kellogg	476	27,261
KeyCorp	1,511	13,100
Kimberly-Clark	648	42,807
Kimco Realty	726[c]	14,186
Kinder Morgan Management	155[a]	10,541
KLA-Tencor	293	12,863
Kohl’s	447	23,561
Kraft Foods, Cl. A	2,835	95,199
Kroger	1,108	26,935
L-3 Communications Holdings	215	17,241
Laboratory Corp. of America Holdings	180[a]	17,365
Lam Research	166[a]	8,019
Las Vegas Sands	584[a]	27,454
Legg Mason	319	11,851
Leggett & Platt	272	7,151
Lender Processing Services	182	5,356
Leucadia National	341	13,183
Liberty Global, Cl. A	247[a]	11,486
Liberty Global, Ser. C	203[a]	9,011
Liberty Media-Interactive, Cl. A	1,084[a]	18,948
Liberty Property Trust	187[c]	6,577
Life Technologies	323[a]	17,830
Limited Brands	515	21,197
Lincoln National	551	17,208
Linear Technology	380	13,224
Lockheed Martin	487	38,595
Loews	505	22,351

The Fund	43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Lorillard	225	23,963
Lowe’s	2,266	59,483
LSI	1,233[a]	9,038
Lubrizol	130	17,488
LyondellBasell Industries, Cl. A	423[a]	18,823
M&T Bank	135	11,930
Macerich	218[c]	11,515
Macy’s	731	17,478
Manpower	158	10,468
Marathon Oil	1,129	61,011
Marriott International, Cl. A	497	17,544
Marsh & McLennan	943	28,554
Marshall & Ilsley	712	5,817
Martin Marietta Materials	71	6,474
Marvell Technology Group	960[a]	14,813
Masco	590	7,918
MasterCard, Cl. A	185	51,040
Mattel	655	17,502
Maxim Integrated Products	527	14,408
McCormick & Co.	225	11,052
McDonald’s	1,745	136,651
McGraw-Hill	562	22,744
McKesson	408	33,868
MDU Resources Group	351	8,385
Mead Johnson Nutrition	307	20,532
MeadWestvaco	345	11,623
Medco Health Solutions	690[a]	40,938
Medtronic	1,789	74,691
MEMC Electronic Materials	445[a]	5,264
Merck & Co.	5,060	181,907
MetLife	1,740	81,415
Metropcs Communications	331[a]	5,571
MGM Resorts International	436[a]	5,520
Microchip Technology	368	15,103

44

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Micron Technology	1,509[a]	17,037
Microsoft	12,906	335,814
Mohawk Industries	104[a]	6,244
Molson Coors Brewing, Cl. B	276	13,455
Monsanto	874	59,467
Moody’s	358	14,012
Morgan Stanley	2,089	54,627
Mosaic	287	21,485
Motorola Mobility Holdings	506[a]	13,186
Motorola Solutions	578[a]	26,519
Murphy Oil	334	25,878
Mylan	530[a]	13,208
Nabors Industries	516[a]	15,810
Nasdaq OMX Group	219[a]	5,935
National Oilwell Varco	664	50,922
National Semiconductor	419	10,106
NetApp	621[a]	32,280
Netflix	75[a]	17,450
New York Community Bancorp	658	10,923
Newell Rubbermaid	529	10,083
Newfield Exploration	231[a]	16,355
Newmont Mining	780	45,716
News, Cl. A	2,895	51,589
News, Cl. B	788	14,893
NextEra Energy	621	35,130
NII Holdings	289[a]	12,017
NIKE, Cl. B	595	48,980
NiSource	516	10,036
Noble	481[a]	20,688
Noble Energy	311	29,940
Nordstrom	305	14,503
Norfolk Southern	579	43,240
Northeast Utilities	332	11,819
Northern Trust	406	20,296

The Fund	45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Northrop Grumman	435	27,670
NRG Energy	457[a]	11,059
NSTAR	202	9,353
Nuance Communications	393[a]	8,135
Nucor	564	26,485
NVIDIA	1,009[a]	20,180
NYSE Euronext	455	18,223
O’Reilly Automotive	237[a]	13,997
Occidental Petroleum	1,330	152,006
Old Republic International	426	5,397
Omnicare	202	6,347
Omnicom Group	456	22,431
ONEOK	201	14,058
Oracle	6,632	239,084
Owens-Illinois	292[a]	8,664
Paccar	509	27,033
Pall	237	13,850
Parker Hannifin	244	23,014
PartnerRe	125	10,045
Patterson	139	4,825
Paychex	563	18,416
Peabody Energy	479	32,007
Pentair	186	7,470
People’s United Financial	715	9,788
Pepco Holdings	419	8,074
PepsiCo	2,620	180,492
Perrigo	134	12,108
PetroHawk Energy	577[a]	15,585
PetSmart	229	9,657
Pfizer	13,282	278,391
PG&E	665	30,643
Pharmaceutical Product Development	185	5,707
Philip Morris International	3,017	209,500
Pinnacle West Capital	192	8,331
Pioneer Natural Resources	200	20,446

46

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Pitney Bowes	342	8,400
Plains Exploration & Production	227[a]	8,635
Plum Creek Timber	278[c]	11,979
PNC Financial Services Group	848	52,864
Polo Ralph Lauren	107	13,992
PPG Industries	249	23,573
PPL	815	22,355
Praxair	485	51,614
Precision Castparts	222	34,303
Priceline.com	83[a]	45,402
Pride International	284[a]	12,470
Principal Financial Group	567	19,136
Procter & Gamble	4,698	304,900
Progress Energy	499	23,678
Progressive	1,145	25,121
ProLogis	906[c]	14,759
Prudential Financial	737	46,741
Public Service Enterprise Group	908	29,210
Public Storage	252[c]	29,562
Pulte Group	591[a]	4,805
QEP Resources	318	13,588
QUALCOMM	2,634	149,717
Quanta Services	378[a]	8,195
Quest Diagnostics	291	16,407
R.R. Donnelley & Sons	415	7,827
Ralcorp Holdings	107[a]	8,325
Range Resources	286	16,145
Rayonier	146[c]	9,689
Raytheon	584	28,353
Red Hat	323[a]	15,333
Regency Centers	138[c]	6,494
Regions Financial	2,243	16,464
RenaissanceRe Holdings	95	6,676
Republic Services	678	21,438
Reynolds American	644	23,899

The Fund	47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Robert Half International	274	8,310
Rockwell Automation	252	21,957
Rockwell Collins	288	18,173
Roper Industries	183	15,828
Ross Stores	216	15,917
Rowan	178[a]	7,423
Royal Caribbean Cruises	221[a]	8,800
Safeway	725	17,625
SAIC	706[a]	12,284
Salesforce.com	203[a]	28,136
SanDisk	405[a]	19,902
Sara Lee	940	18,048
SBA Communications, Cl. A	191[a]	7,378
SCANA	233	9,674
Schlumberger	2,252	202,117
Scripps Networks Interactive, Cl. A	179	9,204
Seagate Technology	914	16,104
Sealed Air	291	7,499
Sears Holdings	80[a]	6,878
SEI Investments	221	4,935
Sempra Energy	418	23,032
Sherwin-Williams	175	14,401
Sigma-Aldrich	208	14,681
Simon Property Group	464[c]	53,147
SLM	821	13,620
Southern	1,332	52,001
Southwest Airlines	263	3,090
Southwestern Energy	619[a]	27,149
Spectra Energy	1,160	33,686
Sprint Nextel	5,370[a]	27,817
SPX	89	7,694
St. Jude Medical	599	32,011
Stanley Black & Decker	269	19,543
Staples	1,265	26,742

48

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Starbucks	1,165	42,161
Starwood Hotels & Resorts Worldwide	322[c]	19,182
State Street	873	40,638
Stericycle	162[a]	14,787
Stryker	459	27,081
Sunoco	198	8,447
SunTrust Banks	895	25,230
Symantec	1,202[a]	23,619
Synopsys	266[a]	7,286
SYSCO	1,038	30,009
T. Rowe Price Group	404	25,957
Target	1,132	55,581
TD Ameritrade Holding	489	10,533
TE Connectivity	807	28,931
Telephone & Data Systems	80	2,685
Teradata	281[a]	15,714
Texas Instruments	1,973	70,101
Textron	542	14,146
Thermo Fisher Scientific	718[a]	43,073
Tiffany & Co.	212	14,721
Time Warner	1,815	68,716
Time Warner Cable	559	43,675
TJX	634	33,995
Toll Brothers	239[a]	5,021
Torchmark	166	11,109
Total System Services	300	5,655
Transatlantic Holdings	93	4,584
Travelers	745	47,144
TRW Automotive Holdings	147[a]	8,388
Tyco International	803	39,138
Tyson Foods, Cl. A	547	10,885
U.S. Bancorp	3,124	80,662
Ultra Petroleum	276[a]	14,018
Union Pacific	806	83,397

The Fund	49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
United Continential Holdings	87[a]	1,985
United Parcel Service, Cl. B	1,178	88,315
United States Steel	255	12,166
United Technologies	1,443	129,264
UnitedHealth Group	1,860	91,568
Unum Group	602	15,941
Urban Outfitters	254[a]	7,991
URS	153[a]	6,847
Valero Energy	855	24,197
Validus Holdings	173	5,629
Varian Medical Systems	215[a]	15,093
Ventas	285[c]	15,940
VeriSign	349	12,899
Verisk Analytics, Cl. A	161[a]	5,297
Verizon Communications	4,647	175,564
Vertex Pharmaceuticals	331[a]	18,212
VF	157	15,788
Viacom, Cl. B	878	44,918
Visa, Cl. A	798	62,340
VMware, Cl. A	115[a]	10,974
Vornado Realty Trust	296[c]	28,617
Vulcan Materials	217	9,808
W.R. Berkley	221	7,207
W.W. Grainger	111	16,828
Wal-Mart Stores	3,364	184,953
Walgreen	1,607	68,651
Walt Disney	2,975	128,223
Warner Chilcott, Cl. A	230	5,301
Washington Post, Cl. B	10	4,359
Waste Management	699	27,583
Waters	161[a]	15,778

50

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Watson Pharmaceuticals	213[a]	13,210
Weatherford International	1,332[a]	28,744
WellPoint	631	48,454
Wells Fargo & Co.	8,226	239,459
Western Digital	414[a]	16,477
Western Union	991	21,059
Weyerhaeuser	800[c]	18,408
Whirlpool	129	11,117
White Mountains
Insurance Group	14	5,005
Whole Foods Market	283	17,761
Williams	1,045	34,663
Windstream	881	11,286
Wisconsin Energy	400	12,484
Wynn Resorts	130	19,130
Xcel Energy	840	20,437
Xerox	2,395	24,166
Xilinx	501	17,465
XL Group	594	14,505
Yahoo!	2,002[a]	35,536
Yum! Brands	822	44,092
Zimmer Holdings	297[a]	19,379
		21,525,810
Total Common Stocks
(cost $42,639,519)		43,547,424

Preferred Stocks—.1%
Germany
Bayerische Motoren Werke	37	2,314
Henkel & Co.	327	22,306
Porsche Automobil Holding	281	20,398

The Fund	51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks (continued)	Shares		Value ($)
Germany (continued)
ProSieben Sat.1 Media	139		3,987
RWE	68		4,145
Volkswagen	264	[a]	52,092
Total Preferred Stocks
(cost $55,732)			105,242

Rights—.0%
Australia—.0%
Origin Energy	288	[a]	1,058
Portugal—.0%
Banco Comercial Portugues	5,445	[a]	186
Spain—.0%
Banco de Valencia	287	[a]	23
Banco Popular Espanol	1,615	[a]	113
			136
Total Rights
(cost $1,353)			1,380
	Face Amount
	Covered by
Options Purchased—4.9%	Contracts ($)		Value ($)
Call Options;
U.S. Treasury 10 Year Notes,
May 2011 @ $106
(cost $3,028,531)	23,800,000	[a]	3,607,188
	Principal
Short-Term Investments—18.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.05%, 7/14/11	3,350,000		3,349,900
0.06%, 7/21/11	1,500,000		1,499,943
0.07%, 6/16/11	2,720,000	[d]	2,719,995
0.10%, 6/30/11	1,270,000		1,269,968
0.13%, 6/2/11	2,500,000		2,499,978
0.14%, 5/12/11	2,260,000		2,259,998
Total Short-Term Investments
(cost $13,598,612)			13,599,782

52

Other Investment—15.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,511,000)	11,511,000[e]	11,511,000

Total Investments (cost $70,834,747)	97.9%	72,372,016
Cash and Receivables (Net)	2.1%	1,543,006
Net Assets	100.0%	73,915,022

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
PPS—Price Protected Shares
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities
a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2011, the value of this security amounted to $5 or less than .01% of net assets.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and options purchased positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Consumer Staples	5.6
Money Market Investments	34.0	Health Care	5.4
Financial	11.7	Options Purchased	4.9
Industrial	6.8	Materials	4.7
Information Technology	6.7	Utilities	3.5
Consumer Discretionary	6.2	Telecommunication Services	2.4
Energy	6.0		97.9

† Based on net assets.
See notes to financial statements.

The Fund	53

STATEMENT OF FINANCIAL FUTURES
April 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2011($)
Financial Futures Long
Amsterdam Exchanges Index	35	3,713,207	May 2011	(18,329)
Australian 10 Year Bond	62	7,075,103	June 2011	51,491
FTSE 100	109	10,968,359	June 2011	466,453
FTSE/MIB Index	3	491,276	June 2011	27,492
IBEX 35 Index	2	318,319	May 2011	6,072
Japanese 10 Year Mini Bond	8	1,381,021	June 2011	3,149
S&P ASX 200 Index	4	526,166	June 2011	19,354
TOPIX	46	4,838,674	June 2011	(77,050)
U.S. Treasury 10 Year Notes	49	5,935,891	June 2011	93,077
Financial Futures Short
CAC 40 10 Euro	8	(481,158)	May 2011	(13,197)
Canadian 10 Year Bond	19	(2,434,948)	June 2011	(34,776)
DAX	12	(3,351,211)	June 2011	(154,573)
Euro-Bond	21	(3,829,624)	June 2011	(19,480)
Hang Seng	30	(4,535,185)	May 2011	72,731
Japanese 10 Year Bond	3	(5,178,087)	June 2011	(39,945)
Long Gilt	57	(11,328,885)	June 2011	(183,201)
S & P 500 E-mini	9	(611,865)	June 2011	(14,507)
S & P/Toronto Stock
Exchange 60 Index	26	(4,367,266)	June 2011	(70,339)
Gross Unrealized Appreciation				739,819
Gross Unrealized Depreciation				(625,397)

See notes to financial statements.

54

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		59,323,747	60,861,016
Affiliated issuers		11,511,000	11,511,000
Cash			304,532
Cash denominated in foreign currencies		335,848	361,570
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			4,088,311
Receivable for shares of Common Stock subscribed			639,958
Dividends and interest receivable			150,920
Prepaid expenses			27,738
			77,945,045
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			86,974
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			3,811,254
Payable for shares of Common Stock redeemed			64,876
Payable for futures variation margin—Note 4			8,325
Accrued expenses			58,594
			4,030,023
Net Assets ($)			73,915,022
Composition of Net Assets ($):
Paid-in capital			154,589,179
Accumulated investment (loss)—net			(155,772)
Accumulated net realized gain (loss) on investments			(82,571,267)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$114,422 net unrealized appreciation on financial futures)			2,052,882
Net Assets ($)			73,915,022

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	21,744,769	11,136,918	41,033,335
Shares Outstanding	1,755,303	915,678	3,288,881
Net Asset Value Per Share ($)	12.39	12.16	12.48

See notes to financial statements.

The Fund	55

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $24,325 foreign taxes withheld at source):
Unaffiliated issuers	485,794
Affiliated issuers	11,555
Total Income	497,349
Expenses:
Management fee—Note 3(a)	372,983
Shareholder servicing costs—Note 3(c)	78,161
Distribution fees—Note 3(b)	43,432
Auditing fees	40,038
Registration fees	18,230
Prospectus and shareholders’ reports	13,329
Custodian fees—Note 3(c)	4,512
Directors’ fees and expenses—Note 3(d)	4,038
Legal fees	620
Loan commitment fees—Note 2	364
Miscellaneous	29,509
Total Expenses	605,216
Less—reduction in fees due to earnings credits—Note 3(c)	(46)
Net Expenses	605,170
Investment (Loss)—Net	(107,821)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(211,615)
Net realized gain (loss) on options transactions	(1,351,600)
Net realized gain (loss) on financial futures	928,272
Net realized gain (loss) on forward foreign currency exchange contracts	500,298
Net Realized Gain (Loss)	(134,645)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	5,509,297
Net unrealized appreciation (depreciation) on options transactions	440,805
Net unrealized appreciation (depreciation) on financial futures	94,499
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(35,164)
Net Unrealized Appreciation (Depreciation)	6,009,437
Net Realized and Unrealized Gain (Loss) on Investments	5,874,792
Net Increase in Net Assets Resulting from Operations	5,766,971

See notes to financial statements.

56

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment (loss)—net	(107,821)	(388,404)
Net realized gain (loss) on investments	(134,645)	4,173,420
Net unrealized appreciation
(depreciation) on investments	6,009,437	4,835,840
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,766,971	8,620,856
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	495,701	1,486,128
Class C Shares	127,994	214,262
Class I Shares	15,883,835	14,351,275
Cost of shares redeemed:
Class A Shares	(4,728,319)	(17,799,249)
Class C Shares	(2,527,098)	(6,885,019)
Class I Shares	(5,343,987)	(7,619,255)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,908,126	(16,251,858)
Total Increase (Decrease) in Net Assets	9,675,097	(7,631,002)
Net Assets ($):
Beginning of Period	64,239,925	71,870,927
End of Period	73,915,022	64,239,925
Accumulated investment (loss) and
distributions in excess of
investment income—net	(155,772)	(47,951)

The Fund	57

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	41,982	141,992
Shares redeemed	(402,828)	(1,700,282)
Net Increase (Decrease) in Shares Outstanding	(360,846)	(1,558,290)
Class C
Shares sold	11,113	20,674
Shares redeemed	(218,342)	(664,898)
Net Increase (Decrease) in Shares Outstanding	(207,229)	(644,224)
Class I
Shares sold	1,332,945	1,364,272
Shares redeemed	(451,015)	(728,702)
Net Increase (Decrease) in Shares Outstanding	881,930	635,570

See notes to financial statements.

58

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2011			Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	11.39	9.98	8.48	14.25	13.23	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)	(.06)	(.01)	.13	.32	.12
Net realized and unrealized
gain (loss) on investments	1.02	1.47	1.87	(5.47)	.93	.61
Total from
Investment Operations	1.00	1.41	1.86	(5.34)	1.25	.73
Distributions:
Dividends from
investment income—net	—	—	(.36)	(.26)	(.07)	—
Dividends from net realized
gain on investments	—	—	—	(.17)	(.16)	—
Total Distributions	—	—	(.36)	(.43)	(.23)	—
Net asset value, end of period	12.39	11.39	9.98	8.48	14.25	13.23
Total Return (%)[c]	8.78[d]	14.13	22.83	(38.52)	9.53	5.84[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.86[e]	2.06	1.98	1.61	1.52	2.67[e]
Ratio of net expenses
to average net assets	1.86[e]	2.06	1.97	1.61	1.44	1.54[e]
Ratio of net investment income
(loss) to average net assets	(.42)[e]	(.54)	(.14)	1.09	2.31	2.09[e]
Portfolio Turnover Rate	4.16[d]	2.91	14.88	24.53	3.05	—
Net Assets, end of period
($ x 1,000)	21,745	24,096	36,670	74,083	298,284	47,215

a	From May 2, 2006 (commencement of operations) to October 31, 2006.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	59

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2011			Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	11.22	9.91	8.37	14.10	13.18	12.50
Investment Operations:
Investment income (loss)—net[b]	(.10)	(.15)	(.07)	.04	.21	.08
Net realized and unrealized
gain (loss) on investments	1.04	1.46	1.86	(5.40)	.93	.60
Total from
Investment Operations	.94	1.31	1.79	(5.36)	1.14	.68
Distributions:
Dividends from
investment income—net	—	—	(.25)	(.20)	(.06)	—
Dividends from net realized
gain on investments	—	—	—	(.17)	(.16)	—
Total Distributions	—	—	(.25)	(.37)	(.22)	—
Net asset value, end of period	12.16	11.22	9.91	8.37	14.10	13.18
Total Return (%)[c]	8.38[d]	13.22	21.94	(38.97)	8.80	5.36[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.60[e]	2.81	2.73	2.35	2.28	3.49[e]
Ratio of net expenses
to average net assets	2.60[e]	2.81	2.72	2.35	2.19	2.29[e]
Ratio of net investment income
(loss) to average net assets	(1.68)[e]	(1.43)	(.89)	.32	1.53	1.33[e]
Portfolio Turnover Rate	4.16[d]	2.91	14.88	24.53	3.05	—
Net Assets, end of period
($ x 1,000)	11,137	12,600	17,510	26,706	84,660	3,501

a	From May 2, 2006 (commencement of operations) to October 31, 2006.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

60

Six Months Ended
April 30, 2011			Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value,
beginning of period	11.44	9.99	8.52	14.30	13.24	12.50
Investment Operations:
Investment income (loss)—net[c]	.01	(.01)	.02	.17	.36	.13
Net realized and unrealized
gain (loss) on investments	1.03	1.46	1.87	(5.48)	.93	.61
Total from
Investment Operations	1.04	1.45	1.89	(5.31)	1.29	.74
Distributions:
Dividends from
investment income—net	—	—	(.42)	(.30)	(.07)	—
Dividends from net realized
gain on investments	—	—	—	(.17)	(.16)	—
Total Distributions	—	—	(.42)	(.47)	(.23)	—
Net asset value, end of period	12.48	11.44	9.99	8.52	14.30	13.24
Total Return (%)	9.09[d]	14.51	23.29	(38.29)	9.86	5.92[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45[e]	1.64	1.60	1.26	1.23	2.51[e]
Ratio of net expenses
to average net assets	1.45[e]	1.64	1.59	1.26	1.17	1.27[e]
Ratio of net investment income
(loss) to average net assets	.21[e]	(.12)	.23	1.37	2.58	2.31[e]
Portfolio Turnover Rate	4.16[d]	2.91	14.88	24.53	3.05	—
Net Assets, end of period
($ x 1,000)	41,033	27,544	17,691	21,124	62,712	7,705

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From May 2, 2006 (commencement of operations) to October 31, 2006.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Alpha Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund. The fund’s investment objective is to seek total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

62

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an

The Fund	63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily avail-

64

able, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	21,525,810	—	—	21,525,810
Equity Securities—
Foreign†	22,126,851	—	5	22,126,856
Mutual Funds	11,511,000	—	—	11,511,000
U.S. Treasury	—	13,599,782	—	13,599,782
Rights†	1,380	—	—	1,380
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	4,088,311	—	4,088,311
Futures††	739,819	—	—	739,819
Options Purchased	3,607,188	—	—	3,607,188

66

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(3,811,254)	—	(3,811,254)
Futures††	(625,397)	—	—	(625,397)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign ($)
Balance as of 10/31/2010	4
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 4/30/2011	5
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2011	1

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements

The Fund	67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade date and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks

68

include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2010($)	Purchases ($)	Sales	($) 4/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	11,610,000	12,911,000	13,010,000	11,511,000	15.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $81,845,484 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, $63,509,031 of the carryover expires in fiscal 2016 and $18,336,453 expires in fiscal 2017.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

70

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2011, the Distributor retained $382 from commissions earned on sales of the fund’s Class A shares and $407 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $43,432 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $28,063 and $14,478, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $8,787 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $650 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $46.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $4,512 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $64,656, Rule 12b-1 distribution plan fees $6,762, shareholder services plan fees $6,658, custodian fees $4,257, chief compliance officer fees $2,481 and transfer agency per account fees $2,160.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts during the period ended April 30, 2011, amounted to $2,805,254 and $1,676,690, respectively.

72

The following tables show the fund’s exposure to different types of market risk as it relates to the statement of Assets and Liabilities and the Statement of Operations, respectively.

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	592,102	Equity risk[1]	(347,995)
Interest rate risk[1,2]	3,754,905	Interest rate risk[1]	(277,402)
Foreign exchange risk[3]	4,088,311	Foreign exchange risk[4]	(3,811,254)
Gross fair value of
derivative contracts	8,435,318		(4,436,651)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in investments in securities of Unaffiliated issuers.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[5]	Options[6]	Contracts[7]	Total
Equity	140,483	—	—	140,483
Interest rate	787,789	(1,351,600)	—	(563,811)
Foreign exchange	—	—	500,298	500,298
Total	928,272	(1,351,600)	500,298	76,970

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[8]	Options[9]	Contracts[10]	Total
Equity	266,556	—	—	266,556
Interest rate	(172,057)	440,805	—	268,748
Foreign exchange	—	—	(35,164)	(35,164)
Total	94,499	440,805	(35,164)	500,140

Statement of Operations location:
5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on options transactions.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund	73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an invest-ment.The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

74

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell

The Fund	75

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/15/2011	10,374,625	10,330,864 11,301,265		970,401
Australian Dollar,
Expiring 6/15/2011	943,200	954,405	1,027,444	73,039
Australian Dollar,
Expiring 6/15/2011	314,400	317,169	342,481	25,312
Australian Dollar,
Expiring 6/15/2011	314,400	317,765	342,481	24,716
Australian Dollar,
Expiring 6/15/2011	100,556	102,967	109,537	6,570
Australian Dollar,
Expiring 6/15/2011	159,344	163,026	173,576	10,550
Australian Dollar,
Expiring 6/15/2011	136,620	140,001	148,822	8,821
Australian Dollar,
Expiring 6/15/2011	347,288	376,078	378,307	2,229
Australian Dollar,
Expiring 6/15/2011	700,624	758,857	763,202	4,345
Australian Dollar,
Expiring 6/15/2011	1,348,908	1,464,143	1,469,389	5,246

76

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Australian Dollar,
Expiring 6/15/2011	390,180	423,872	425,030	1,158
British Pound,
Expiring 6/15/2011	1,416,408	2,292,066	2,364,400	72,334
British Pound,
Expiring 6/15/2011	531,200	851,227	886,728	35,501
British Pound,
Expiring 6/15/2011	531,200	856,430	886,728	30,298
British Pound,
Expiring 6/15/2011	265,600	428,373	443,364	14,991
British Pound,
Expiring 6/15/2011	375,000	613,778	625,984	12,206
British Pound,
Expiring 6/15/2011	441,135	711,305	736,383	25,078
British Pound,
Expiring 6/15/2011	599,346	975,120	1,000,484	25,364
British Pound,
Expiring 6/15/2011	699,035	1,127,440	1,166,894	39,454
Canadian Dollar,
Expiring 6/15/2011	1,343,288	1,383,093	1,418,106	35,013
Canadian Dollar,
Expiring 6/15/2011	1,155,386	1,188,464	1,219,738	31,274
Canadian Dollar,
Expiring 6/15/2011	94,000	95,851	99,235	3,384
Canadian Dollar,
Expiring 6/15/2011	59,799	61,212	63,129	1,917
Canadian Dollar,
Expiring 6/15/2011	99,500	101,819	105,041	3,222
Canadian Dollar,
Expiring 6/15/2011	39,701	40,605	41,912	1,307
Canadian Dollar,
Expiring 6/15/2011	240,898	249,328	254,315	4,987
Canadian Dollar,
Expiring 6/15/2011	327,294	339,308	345,523	6,215
Canadian Dollar,
Expiring 6/15/2011	381,732	395,042	402,993	7,951
Canadian Dollar,
Expiring 6/15/2011	289,230	300,984	305,339	4,355
Canadian Dollar,
Expiring 6/15/2011	186,600	194,030	196,993	2,963
Canadian Dollar,
Expiring 6/15/2011	93,300	97,171	98,496	1,325

The Fund	77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Canadian Dollar,
Expiring 6/15/2011	363,870	378,849	384,136	5,287
Canadian Dollar,
Expiring 6/15/2011	525,700	549,257	554,980	5,723
Canadian Dollar,
Expiring 6/15/2011	225,300	235,611	237,848	2,237
Canadian Dollar,
Expiring 6/15/2011	205,660	213,412	217,114	3,702
Canadian Dollar,
Expiring 6/15/2011	158,200	164,491	167,011	2,520
Canadian Dollar,
Expiring 6/15/2011	427,140	442,535	450,930	8,395
Canadian Dollar,
Expiring 6/15/2011	193,127	202,592	203,883	1,291
Canadian Dollar,
Expiring 6/15/2011	163,587	171,478	172,698	1,220
Canadian Dollar,
Expiring 6/15/2011	710,286	743,815	749,847	6,032
Euro,
Expiring 6/15/2011	1,185,110	1,643,344	1,752,969	109,625
Euro,
Expiring 6/15/2011	2,294,366	3,187,711	3,393,738	206,027
Euro,
Expiring 6/15/2011	106,142	148,348	157,001	8,653
Euro,
Expiring 6/15/2011	1,347,858	1,879,820	1,993,700	113,880
Euro,
Expiring 6/15/2011	2,152,800	3,009,043	3,184,339	175,296
Euro,
Expiring 6/15/2011	988,500	1,398,826	1,462,151	63,325
Euro,
Expiring 6/15/2011	494,250	699,200	731,075	31,875
Euro,
Expiring 6/15/2011	494,250	699,895	731,075	31,180
Euro,
Expiring 6/15/2011	1,868,000	2,650,443	2,763,074	112,631
Euro,
Expiring 6/15/2011	278,000	393,589	411,206	17,617
Euro,
Expiring 6/15/2011	278,000	393,514	411,206	17,692
Euro,
Expiring 6/15/2011	834,000	1,182,678	1,233,620	50,942
Euro,
Expiring 6/15/2011	482,302	679,145	713,402	34,257

78

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Euro,
Expiring 6/15/2011	802,500	1,129,770	1,187,027	57,257
Euro,
Expiring 6/15/2011	320,198	450,795	473,624	22,829
Euro,
Expiring 6/15/2011	946,120	1,350,114	1,399,464	49,350
Euro,
Expiring 6/15/2011	610,400	869,815	902,880	33,065
Euro,
Expiring 6/15/2011	1,190,280	1,698,499	1,760,616	62,117
Euro,
Expiring 6/15/2011	305,200	435,816	451,440	15,624
Euro,
Expiring 6/15/2011	242,310	354,092	358,415	4,323
Euro,
Expiring 6/15/2011	55,806	81,564	82,546	982
Euro,
Expiring 6/15/2011	65,884	96,387	97,453	1,066
Euro,
Expiring 6/15/2011	42,616	62,980	63,035	55
Euro,
Expiring 6/15/2011	165,528	244,938	244,842	(96)
Euro,
Expiring 6/15/2011	47,880	70,889	70,822	(67)
Euro,
Expiring 6/15/2011	85,976	126,997	127,172	175
Japanese Yen,
Expiring 6/15/2011	184,122,641	2,227,240	2,270,399	43,159
Japanese Yen,
Expiring 6/15/2011	15,975,200	201,714	196,988	(4,726)
Japanese Yen,
Expiring 6/15/2011	7,987,600	101,358	98,494	(2,864)
Japanese Yen,
Expiring 6/15/2011	15,975,200	203,187	196,988	(6,199)
Japanese Yen,
Expiring 6/15/2011	7,618,000	94,186	93,936	(250)
Japanese Yen,
Expiring 6/15/2011	3,062,400	37,884	37,762	(122)
Japanese Yen,
Expiring 6/15/2011	9,187,200	113,715	113,286	(429)
Japanese Yen,
Expiring 6/15/2011	3,062,400	37,865	37,762	(103)

The Fund	79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Japanese Yen,
Expiring 6/15/2011	119,749,000	1,465,009	1,476,613	11,604
Japanese Yen,
Expiring 6/15/2011	10,227,030	125,144	126,108	964
Japanese Yen,
Expiring 6/15/2011	44,405,184	543,594	547,556	3,962
Japanese Yen,
Expiring 6/15/2011	12,073,786	148,013	148,880	867
Japanese Yen,
Expiring 6/15/2011	9,428,366	115,484	116,260	776
Japanese Yen,
Expiring 6/15/2011	36,620,892	449,337	451,568	2,231
Japanese Yen,
Expiring 6/15/2011	10,592,820	129,948	130,619	671
Japanese Yen,
Expiring 6/15/2011	19,020,922	232,883	234,545	1,662
New Zealand Dollar,
Expiring 6/15/2011	249,000	181,645	200,839	19,194
New Zealand Dollar,
Expiring 6/15/2011	124,500	91,077	100,419	9,342
New Zealand Dollar,
Expiring 6/15/2011	124,500	91,064	100,419	9,355
New Zealand Dollar,
Expiring 6/15/2011	228,380	171,564	184,207	12,643
New Zealand Dollar,
Expiring 6/15/2011	151,620	113,648	122,294	8,646
New Zealand Dollar,
Expiring 6/15/2011	380,000	285,224	306,501	21,277
New Zealand Dollar,
Expiring 6/15/2011	177,630	137,148	143,273	6,125
New Zealand Dollar,
Expiring 6/15/2011	114,600	88,717	92,434	3,717
New Zealand Dollar,
Expiring 6/15/2011	223,470	172,959	180,247	7,288
New Zealand Dollar,
Expiring 6/15/2011	57,300	44,406	46,217	1,811
New Zealand Dollar,
Expiring 6/15/2011	225,400	176,350	181,803	5,453
New Zealand Dollar,
Expiring 6/15/2011	293,020	229,047	236,345	7,298
New Zealand Dollar,
Expiring 6/15/2011	608,580	475,075	490,870	15,795
New Zealand Dollar,
Expiring 6/15/2011	1,577,674	1,264,073	1,272,525	8,452

80

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
New Zealand Dollar,
Expiring 6/15/2011	363,356	291,526	293,076	1,550
New Zealand Dollar,
Expiring 6/15/2011	428,970	344,771	346,000	1,229
New Zealand Dollar,
Expiring 6/15/2011	487,388	388,939	393,119	4,180
New Zealand Dollar,
Expiring 6/15/2011	140,980	112,703	113,712	1,009
New Zealand Dollar,
Expiring 6/15/2011	125,482	100,086	101,211	1,125
New Zealand Dollar,
Expiring 6/15/2011	253,150	201,748	204,186	2,438
Norwegian Krone,
Expiring 6/15/2011	1,038,000	185,599	197,271	11,672
Norwegian Krone,
Expiring 6/15/2011	613,600	110,005	116,613	6,608
Norwegian Krone,
Expiring 6/15/2011	1,840,800	330,781	349,841	19,060
Norwegian Krone,
Expiring 6/15/2011	613,600	109,836	116,613	6,777
Norwegian Krone,
Expiring 6/15/2011	572,800	104,249	108,860	4,611
Norwegian Krone,
Expiring 6/15/2011	887,840	161,743	168,732	6,989
Norwegian Krone,
Expiring 6/15/2011	286,400	52,229	54,430	2,201
Norwegian Krone,
Expiring 6/15/2011	1,116,960	203,605	212,276	8,671
Norwegian Krone,
Expiring 6/15/2011	2,846,992	538,713	541,067	2,354
Norwegian Krone,
Expiring 6/15/2011	1,411,208	266,914	268,198	1,284
Norwegian Krone,
Expiring 6/15/2011	1,585,500	301,580	301,322	(258)
Norwegian Krone,
Expiring 6/15/2011	5,481,300	1,039,584	1,041,714	2,130
Swedish Krona,
Expiring 6/15/2011	14,103,596	2,215,787	2,328,038	112,251
Swedish Krona,
Expiring 6/15/2011	28,013,579	4,374,216	4,624,118	249,902
Swedish Krona,
Expiring 6/15/2011	16,960,281	2,658,830	2,799,583	140,753
Swedish Krona,
Expiring 6/15/2011	1,261,322	198,504	208,202	9,698

The Fund	81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Swedish Krona,
Expiring 6/15/2011	1,998,728	314,090	329,924	15,834
Swedish Krona,
Expiring 6/15/2011	1,713,690	269,974	282,873	12,899
Swedish Krona,
Expiring 6/15/2011	629,073	102,718	103,839	1,121
Swedish Krona,
Expiring 6/15/2011	171,045	27,978	28,233	255
Swedish Krona,
Expiring 6/15/2011	144,882	23,656	23,915	259
Swiss Franc,
Expiring 6/15/2011	2,151,431	2,320,665	2,487,924	167,259
Swiss Franc,
Expiring 6/15/2011	515,412	556,346	596,024	39,678
Swiss Franc,
Expiring 6/15/2011	40,588	43,994	46,936	2,942
Swiss Franc,
Expiring 6/15/2011	973,600	1,062,513	1,125,875	63,362
Swiss Franc,
Expiring 6/15/2011	666,400	738,608	770,627	32,019
Swiss Franc,
Expiring 6/15/2011	666,400	738,710	770,628	31,918
Swiss Franc,
Expiring 6/15/2011	333,200	369,900	385,314	15,414
Swiss Franc,
Expiring 6/15/2011	227,563	246,538	263,155	16,617
Swiss Franc,
Expiring 6/15/2011	360,602	390,276	417,001	26,725
Swiss Franc,
Expiring 6/15/2011	309,177	334,260	357,533	23,273
Swiss Franc,
Expiring 6/15/2011	488,700	538,150	565,134	26,984
Swiss Franc,
Expiring 6/15/2011	1,140,300	1,259,958	1,318,648	58,690
Sales:		Proceeds ($)
Australian Dollar,
Expiring 6/15/2011	152,028	151,845	165,606	(13,761)
Australian Dollar,
Expiring 6/15/2011	11,972	11,945	13,041	(1,096)
Australian Dollar,
Expiring 6/15/2011	2,526,400	2,476,763	2,752,052	(275,289)
Australian Dollar,
Expiring 6/15/2011	84,400	82,123	91,938	(9,815)

82

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Australian Dollar,
Expiring 6/15/2011	42,200	41,122	45,969	(4,847)
Australian Dollar,
Expiring 6/15/2011	84,400	82,113	91,938	(9,825)
Australian Dollar,
Expiring 6/15/2011	15,000	14,859	16,340	(1,481)
Australian Dollar,
Expiring 6/15/2011	7,500	7,461	8,169	(708)
Australian Dollar,
Expiring 6/15/2011	7,500	7,458	8,169	(711)
Australian Dollar,
Expiring 6/15/2011	1,948,000	1,948,917	2,121,991	(173,074)
Australian Dollar,
Expiring 6/15/2011	157,762	160,781	171,852	(11,071)
Australian Dollar,
Expiring 6/15/2011	104,738	106,618	114,092	(7,474)
Australian Dollar,
Expiring 6/15/2011	262,500	267,283	285,946	(18,663)
Australian Dollar,
Expiring 6/15/2011	448,890	464,569	488,983	(24,414)
Australian Dollar,
Expiring 6/15/2011	230,200	238,240	250,761	(12,521)
Australian Dollar,
Expiring 6/15/2011	356,810	370,029	388,679	(18,650)
Australian Dollar,
Expiring 6/15/2011	115,100	119,247	125,380	(6,133)
Australian Dollar,
Expiring 6/15/2011	614,428	655,926	669,307	(13,381)
Australian Dollar,
Expiring 6/15/2011	141,509	151,247	154,148	(2,901)
Australian Dollar,
Expiring 6/15/2011	167,063	179,076	181,984	(2,908)
British Pound,
Expiring 6/15/2011	73,365	118,513	122,467	(3,954)
British Pound,
Expiring 6/15/2011	931,635	1,499,924	1,555,171	(55,247)
British Pound,
Expiring 6/15/2011	1,439,200	2,311,785	2,402,446	(90,661)
British Pound,
Expiring 6/15/2011	537,000	869,564	896,410	(26,846)
British Pound,
Expiring 6/15/2011	268,500	436,463	448,205	(11,742)

The Fund	83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound,
Expiring 6/15/2011	268,500	436,890	448,205	(11,315)
British Pound,
Expiring 6/15/2011	283,800	456,952	473,745	(16,793)
British Pound,
Expiring 6/15/2011	851,400	1,374,440	1,421,236	(46,796)
British Pound,
Expiring 6/15/2011	283,800	458,885	473,745	(14,860)
British Pound,
Expiring 6/15/2011	239,498	383,197	399,792	(16,595)
British Pound,
Expiring 6/15/2011	159,002	254,244	265,420	(11,176)
British Pound,
Expiring 6/15/2011	398,500	637,878	665,213	(27,335)
British Pound,
Expiring 6/15/2011	501,200	815,989	836,649	(20,660)
British Pound,
Expiring 6/15/2011	776,860	1,265,872	1,296,807	(30,935)
British Pound,
Expiring 6/15/2011	250,600	408,424	418,324	(9,900)
British Pound,
Expiring 6/15/2011	977,340	1,591,706	1,631,466	(39,760)
British Pound,
Expiring 6/15/2011	1,099,700	1,799,769	1,835,722	(35,953)
British Pound,
Expiring 6/15/2011	471,300	772,523	786,737	(14,214)
British Pound,
Expiring 6/15/2011	499,720	811,884	834,179	(22,295)
British Pound,
Expiring 6/15/2011	1,037,880	1,683,700	1,732,525	(48,825)
British Pound,
Expiring 6/15/2011	384,400	624,434	641,676	(17,242)
British Pound,
Expiring 6/15/2011	249,599	411,077	416,653	(5,576)
British Pound,
Expiring 6/15/2011	917,980	1,508,759	1,532,377	(23,618)
British Pound,
Expiring 6/15/2011	211,421	347,918	352,923	(5,005)
British Pound,
Expiring 6/15/2011	165,855	275,848	276,860	(1,012)
British Pound,
Expiring 6/15/2011	334,601	556,225	558,547	(2,322)
British Pound,
Expiring 6/15/2011	644,204	1,071,471	1,075,365	(3,894)

84

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound,
Expiring 6/15/2011	186,340	309,939	311,056	(1,117)
Canadian Dollar,
Expiring 6/15/2011	2,993	3,061	3,159	(98)
Canadian Dollar,
Expiring 6/15/2011	38,007	38,910	40,123	(1,213)
Canadian Dollar,
Expiring 6/15/2011	2,151,200	2,183,416	2,271,017	(87,601)
Canadian Dollar,
Expiring 6/15/2011	72,000	72,878	76,010	(3,132)
Canadian Dollar,
Expiring 6/15/2011	144,000	145,598	152,020	(6,422)
Canadian Dollar,
Expiring 6/15/2011	144,000	145,031	152,020	(6,989)
Canadian Dollar,
Expiring 6/15/2011	53,500	54,688	56,479	(1,791)
Canadian Dollar,
Expiring 6/15/2011	53,500	54,690	56,479	(1,789)
Canadian Dollar,
Expiring 6/15/2011	107,000	108,861	112,959	(4,098)
Canadian Dollar,
Expiring 6/15/2011	69,200	70,703	73,054	(2,351)
Canadian Dollar,
Expiring 6/15/2011	69,200	70,823	73,054	(2,231)
Canadian Dollar,
Expiring 6/15/2011	207,600	212,552	219,162	(6,610)
Canadian Dollar,
Expiring 6/15/2011	835,868	878,167	882,424	(4,257)
Canadian Dollar,
Expiring 6/15/2011	241,780	253,871	255,246	(1,375)
Canadian Dollar,
Expiring 6/15/2011	434,151	455,932	458,332	(2,400)
Canadian Dollar,
Expiring 6/15/2011	215,201	226,215	227,187	(972)
Euro,
Expiring 6/15/2011	659,200	917,386	975,063	(57,677)
Euro,
Expiring 6/15/2011	329,600	460,995	487,531	(26,536)
Euro,
Expiring 6/15/2011	659,200	921,653	975,063	(53,410)
Euro,
Expiring 6/15/2011	636,564	902,253	941,581	(39,328)
Euro,
Expiring 6/15/2011	864,864	1,228,245	1,279,273	(51,028)

The Fund	85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring 6/15/2011	1,008,716	1,429,788	1,492,054	(62,266)
Euro,
Expiring 6/15/2011	558,000	808,660	825,372	(16,712)
Euro,
Expiring 6/15/2011	1,548,000	2,252,474	2,289,742	(37,268)
Japanese Yen,
Expiring 6/15/2011	93,815,181	1,147,534	1,156,826	(9,292)
Japanese Yen,
Expiring 6/15/2011	7,387,819	90,556	91,098	(542)
Japanese Yen,
Expiring 6/15/2011	95,271,200	1,178,485	1,174,780	3,705
Japanese Yen,
Expiring 6/15/2011	31,338,000	385,802	386,425	(623)
Japanese Yen,
Expiring 6/15/2011	31,338,000	386,469	386,426	43
Japanese Yen,
Expiring 6/15/2011	62,676,000	774,610	772,852	1,758
Japanese Yen,
Expiring 6/15/2011	20,896,500	255,875	257,672	(1,797)
Japanese Yen,
Expiring 6/15/2011	8,337,704	102,140	102,811	(671)
Japanese Yen,
Expiring 6/15/2011	12,558,796	153,810	154,861	(1,051)
Japanese Yen,
Expiring 6/15/2011	3,806,264	45,157	46,934	(1,777)
Japanese Yen,
Expiring 6/15/2011	6,031,516	71,600	74,374	(2,774)
Japanese Yen,
Expiring 6/15/2011	5,171,364	60,976	63,767	(2,791)
Japanese Yen,
Expiring 6/15/2011	7,589,110	89,285	93,581	(4,296)
Japanese Yen,
Expiring 6/15/2011	4,896,200	57,630	60,375	(2,745)
Japanese Yen,
Expiring 6/15/2011	9,547,590	112,507	117,730	(5,223)
Japanese Yen,
Expiring 6/15/2011	2,448,100	28,827	30,187	(1,360)
New Zealand Dollar,
Expiring 6/15/2011	2,148,961	1,572,633	1,733,316	(160,683)
New Zealand Dollar,
Expiring 6/15/2011	7,700,989	5,655,182	6,211,490	(556,308)
New Zealand Dollar,
Expiring 6/15/2011	668,367	489,866	539,094	(49,228)

86

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
New Zealand Dollar,
Expiring 6/15/2011	52,633	38,669	42,453	(3,784)
New Zealand Dollar,
Expiring 6/15/2011	350,400	254,661	282,626	(27,965)
New Zealand Dollar,
Expiring 6/15/2011	375,600	270,382	302,952	(32,570)
New Zealand Dollar,
Expiring 6/15/2011	375,600	268,816	302,952	(34,136)
New Zealand Dollar,
Expiring 6/15/2011	187,800	134,753	151,476	(16,723)
New Zealand Dollar,
Expiring 6/15/2011	88,000	64,841	70,979	(6,138)
New Zealand Dollar,
Expiring 6/15/2011	40,400	30,114	32,585	(2,471)
New Zealand Dollar,
Expiring 6/15/2011	40,400	30,137	32,585	(2,448)
New Zealand Dollar,
Expiring 6/15/2011	121,200	90,588	97,757	(7,169)
New Zealand Dollar,
Expiring 6/15/2011	194,117	148,619	156,571	(7,952)
New Zealand Dollar,
Expiring 6/15/2011	263,736	201,626	212,725	(11,099)
New Zealand Dollar,
Expiring 6/15/2011	307,603	235,590	248,108	(12,518)
Norwegian Krone,
Expiring 6/15/2011	23,918,007	4,286,227	4,545,590	(259,363)
Norwegian Krone,
Expiring 6/15/2011	26,219,473	4,676,286	4,982,981	(306,695)
Norwegian Krone,
Expiring 6/15/2011	3,303,828	585,683	627,888	(42,205)
Norwegian Krone,
Expiring 6/15/2011	260,172	46,190	49,445	(3,255)
Norwegian Krone,
Expiring 6/15/2011	808,000	142,154	153,559	(11,405)
Norwegian Krone,
Expiring 6/15/2011	667,800	117,928	126,914	(8,986)
Norwegian Krone,
Expiring 6/15/2011	1,335,600	235,880	253,829	(17,949)
Norwegian Krone,
Expiring 6/15/2011	1,335,600	234,485	253,829	(19,344)
Norwegian Krone,
Expiring 6/15/2011	549,000	98,128	104,336	(6,208)
Norwegian Krone,
Expiring 6/15/2011	1,098,000	196,562	208,673	(12,111)

The Fund	87

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Norwegian Krone,
Expiring 6/15/2011	549,000	98,088	104,336	(6,248)
Norwegian Krone,
Expiring 6/15/2011	146,644	26,126	27,869	(1,743)
Norwegian Krone,
Expiring 6/15/2011	97,356	17,337	18,502	(1,165)
Norwegian Krone,
Expiring 6/15/2011	244,000	43,457	46,371	(2,914)
Norwegian Krone,
Expiring 6/15/2011	89,595	16,805	17,027	(222)
Norwegian Krone,
Expiring 6/15/2011	329,515	61,685	62,623	(938)
Norwegian Krone,
Expiring 6/15/2011	75,890	14,190	14,422	(232)
Swedish Krona,
Expiring 6/15/2011	36,938	5,791	6,097	(306)
Swedish Krona,
Expiring 6/15/2011	469,062	73,585	77,426	(3,841)
Swedish Krona,
Expiring 6/15/2011	432,800	67,406	71,441	(4,035)
Swedish Krona,
Expiring 6/15/2011	410,400	63,221	67,743	(4,522)
Swedish Krona,
Expiring 6/15/2011	205,200	31,798	33,871	(2,073)
Swedish Krona,
Expiring 6/15/2011	410,400	63,599	67,743	(4,144)
Swedish Krona,
Expiring 6/15/2011	836,750	132,508	138,119	(5,611)
Swedish Krona,
Expiring 6/15/2011	836,750	132,766	138,119	(5,353)
Swedish Krona,
Expiring 6/15/2011	1,673,500	265,867	276,239	(10,372)
Swedish Krona,
Expiring 6/15/2011	5,893,000	930,268	972,740	(42,472)
Swedish Krona,
Expiring 6/15/2011	650,800	102,483	107,425	(4,942)
Swedish Krona,
Expiring 6/15/2011	1,952,400	308,275	322,276	(14,001)
Swedish Krona,
Expiring 6/15/2011	650,800	102,754	107,425	(4,671)
Swedish Krona,
Expiring 6/15/2011	1,216,724	190,070	200,841	(10,771)
Swedish Krona,
Expiring 6/15/2011	2,024,500	316,442	334,178	(17,736)

88

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Swedish Krona,
Expiring 6/15/2011	807,776	126,096	133,337	(7,241)
Swedish Krona,
Expiring 6/15/2011	1,337,650	210,712	220,801	(10,089)
Swedish Krona,
Expiring 6/15/2011	863,000	135,996	142,452	(6,456)
Swedish Krona,
Expiring 6/15/2011	431,500	67,980	71,226	(3,246)
Swedish Krona,
Expiring 6/15/2011	1,682,850	265,040	277,783	(12,743)
Swedish Krona,
Expiring 6/15/2011	623,699	103,032	102,952	80
Swedish Krona,
Expiring 6/15/2011	309,157	51,172	51,031	141
Swedish Krona,
Expiring 6/15/2011	1,200,804	198,697	198,213	484
Swedish Krona,
Expiring 6/15/2011	347,340	57,625	57,334	291
Swiss Franc,
Expiring 6/15/2011	125,500	138,735	145,128	(6,393)
Swiss Franc,
Expiring 6/15/2011	62,750	69,252	72,564	(3,312)
Swiss Franc,
Expiring 6/15/2011	62,750	69,360	72,564	(3,204)
Swiss Franc,
Expiring 6/15/2011	538,000	595,627	622,145	(26,518)
Swiss Franc,
Expiring 6/15/2011	250,400	276,388	289,563	(13,175)
Swiss Franc,
Expiring 6/15/2011	751,200	829,551	868,691	(39,140)
Swiss Franc,
Expiring 6/15/2011	250,400	277,024	289,563	(12,539)
Swiss Franc,
Expiring 6/15/2011	109,382	119,229	126,490	(7,261)
Swiss Franc,
Expiring 6/15/2011	72,618	79,214	83,976	(4,762)
Swiss Franc,
Expiring 6/15/2011	182,000	198,383	210,465	(12,082)
Swiss Franc,
Expiring 6/15/2011	225,600	246,026	260,884	(14,858)
Swiss Franc,
Expiring 6/15/2011	349,680	381,238	404,371	(23,133)
Swiss Franc,
Expiring 6/15/2011	112,800	123,117	130,442	(7,325)

The Fund	89

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Swiss Franc,
Expiring 6/15/2011	439,920	480,052	508,725	(28,673)
Swiss Franc,
Expiring 6/15/2011	879,370	1,000,428	1,016,907	(16,479)
Swiss Franc,
Expiring 6/15/2011	239,101	272,616	276,497	(3,881)
Swiss Franc,
Expiring 6/15/2011	202,529	230,847	234,205	(3,358)
Swiss Franc,
Expiring 6/15/2011	283,363	324,202	327,682	(3,480)
Swiss Franc,
Expiring 6/15/2011	571,661	653,379	661,071	(7,692)
Swiss Franc,
Expiring 6/15/2011	318,360	364,644	368,152	(3,508)
Swiss Franc,
Expiring 6/15/2011	1,100,616	1,261,057	1,272,757	(11,700)
Gross Unrealized
Appreciation				4,088,311
Gross Unrealized
Depreciation				(3,811,254)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Interest rate futures contracts	48,146,180
Equity futures contracts	26,929,617
Interest rate options contracts	1,865,715
Forward contracts	50,171,771

At April 30, 2011, accumulated net unrealized appreciation on investments was $1,537,269, consisting of $8,612,575 gross unrealized appreciation and $7,075,306 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

90

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund

The Fund	91

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for most periods, except for the three-year period when the fund’s performance was below the Performance Universe median and the four-year period when the fund’s performance was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

92

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	93

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

94

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	95

NOTES

For More Information

Ticker Symbols:	Class A: AVGAX	Class C: AVGCX	Class I: AVGRX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Advantage Funds Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)